As filed with the Securities and Exchange Commission on July 23 , 2004

 File Nos. 33-20635 and 811-8037

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, DC 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Post-Effective Amendment No.  24

AND

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No.  25

ADVISORONE FUNDS

4020 South 147th Street

Omaha, NE 68137

(402) 493-3313

 Brian Nielsen, Secretary

Copies to:

Emile R. Molineaux	Thomas R. Westle, Esq.
General Counsel	Blank Rome LLP
Gemini Fund Services, LLC	The Chrysler Building
150 Motor Parkwary, Suite 205	405 Lexington Avenue
Hauppauge, New York 11788-0132	New York, New York 10174

It is proposed that this filing will become effective:

[ ]	immediately upon filing pursuant to Rule 485, paragraph (b)
[ ]	on [date] pursuant to Rule 485, paragraph (b)
[ ]	60 days after filing pursuant to Rule 485, paragraph (a) (i)
[ ]	on [date] pursuant to Rule 485, paragraph (a) (i)
[X ]	75 days after filing pursuant to Rule 485, paragraph (a) (ii)
[ ]	pursuant to Rule 485, paragraph (a) (ii)
[ ]	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Prospectus

October XX, 2004

1-800-XXX-XXXX

The Dunham Funds – Class C Shares

Dunham Short-Term Bond Fund

DASTX

Dunham Corporate/Government Bond Fund

DACGX

Dunham Total Return Bond Fund

DATRX

Dunham High-Yield Bond Fund

DAHYX

Dunham Market Neutral Fund

DANEX

Dunham Real Estate Stock Fund

DAREX

Dunham Convertible & Growth Fund

DACVX

Dunham International Stock Fund

DAINX

Dunham Large Cap Value Fund

DALVX

Dunham Small Cap Value Fund

DASVX

Dunham Large Cap Growth Fund

DALGX

Dunham Emerging Markets Stock Fund

DAEMX

Dunham Small Cap Growth Fund

DADGX

Investment Adviser:

Dunham & Associates Investment Counsel, Inc.

123 Camino de la Reina

Suite 100-S

San Diego, California 92108

The Securities and Exchange Commission has not approved or disapproved any of the above listed Funds. The Securities and Exchange Commission also has not determined whether this Prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

The Dunham Funds Prospectus, October XX, 2004

Overview
The Adviser
The Funds – Investment Objectives / Principal Investment Strategies
Dunham Short-Term Bond Fund
Dunham Corporate/Government Bond Fund
Dunham Total Return Bond Fund
Dunham High-Yield Bond Fund
Dunham Market Neutral Fund
Dunham Real Estate Stock Fund
Dunham Convertible & Growth Fund
Dunham International Stock Fund
Dunham Large Cap Value Fund
Dunham Small Cap Value Fund
Dunham Large Cap Growth Fund
Dunham Emerging Markets Stock Fund
Dunham Small Cap Growth Fund
Principal Risks of Investment
Performance of the Funds
Fees and Expenses
Example
Management of the Funds
Investment Adviser
Sub-Advisers
Valuation of Fund Shares
Your Account
Types of Account Ownership
Tax-Deferred Accounts
Purchasing Fund Shares
Receipt of Orders
Minimum Investments
Methods of Buying
Redemption of Shares
Methods of Redemption
Payment of Redemption Proceeds
Signature Guarantees
Corporate, Trust and Other Accounts
Transfer of Ownership
General Transaction Policies
Exchanging Shares
Exchange Privilege
Money Market Exchanges
Limitations on Exchanges
Anti-Money Laundering and Customer Identification Programs
Distribution of Fund Shares
Distributor
Plan of Distribution
Distributions
Federal Tax Considerations
Taxes on Distributions
Taxes on Sales or Exchanges
Avoid “Buying a Dividend”
Backup Withholding
Privacy Policy
For More Information
Statement of Additional Information
Annual and Semi-Annual Report

Overview

This Prospectus does not constitute an offer to sell Fund shares in any state or jurisdiction in which the Fund is not authorized to conduct business.  No sales representative, dealer or other person is authorized to give any information or make any representations other than those contained in this Prospectus or in the Statement of Additional Information.

This Prospectus describes the investment objectives, principal investment strategies and principal risks of the Dunham Short-Term Bond Fund, Dunham Corporate/Government Bond Fund, Dunham Total Return Bond Fund, Dunham High-Yield Bond Fund, Dunham Market Neutral Fund, Dunham Real Estate Stock Fund, Dunham Convertible & Growth Fund, Dunham International Stock Fund, Dunham Large Cap Value Fund, Dunham Small Cap Value Fund, Dunham Large Cap Growth Fund, Dunham Emerging Markets Stock Fund and Dunham Small Cap Growth Fund (collectively, the “Funds” and each, a “Fund”).  These thirteen Funds form a separate series of the AdvisorOne Funds (the “Trust”), which contains a total sixteen individual funds.  Each Fund offers two classes of shares, Class C shares and Class N shares.  This prospectus relates only to the Funds’ Class C shares.  Some of the Funds may be considered non-diversified for purposes of federal mutual fund regulation, which means that they may invest in a smaller number of companies than diversified funds.  All of the Funds will, however, meet the diversification requirements for mutual funds under the federal tax laws.  You may find the following definitions useful as you read the description of each Fund.

DEFINITIONS:

Investment Objective  - A fund’s investment objective is its ultimate, overriding goal.  It is the way in which the fund defines itself amongst all other funds.  There is a wide range of potential investment objectives.  There can be no assurance that any fund will attain its investment objective.  You should think carefully about whether a fund’s investment objective is consistent with your own objective for the money that you are contemplating investing in that fund.  If it is not consistent with your objectives, you should consider another fund.

Principal Investment Strategy - A fund’s principal investment strategy is the primary means by which the investment adviser to the fund seeks to attain its investment objective.  A strategy may, among other things, take the form of an intention on the part of the investment adviser to the fund to invest primarily in certain types of securities such as stocks, bonds, or money market instruments, or to concentrate investments in a particular industry (e.g. technology, healthcare, energy) or group of industries.  Your financial consultant can assist you in understanding these strategies.

Principal Risks  - The principal risks of a fund are those potential occurrences that, in the judgment of the fund’s investment adviser, have the greatest likelihood of disrupting, interfering with, or preventing the fund from attaining its investment objective.  Your financial consultant can assist you in understanding these risks.

The Adviser

Each Fund has its own distinct investment objective, strategies and risks. The Funds’ investment adviser, Dunham & Associates Investment Counsel, Inc. (the “Adviser”), is responsible for constructing and monitoring the investment objective and principal investment strategies of each Fund. Each Fund invests within a specific segment (or portion) of the capital markets and invests in a wide variety of securities consistent with the Fund’s investment objective and style. The potential risks and returns of a Fund vary with the degree to which the Fund invests in a particular market segment and/or asset class.

The Adviser believes that it is possible to enhance shareholder value by using one or more sub-advisory firms to manage various portions of the assets of a Fund, rather than simply employing a single firm to manage the assets of all Funds. This approach is designed to reduce the management risk inherent in individual security selection and to achieve lower volatility by combining the skills of sub-advisers with complementary investment approaches. This is particularly important for the non-diversified Funds, which incur greater issuer risk as they invest in fewer securities than diversified Funds.  The Adviser intends to manage the Funds by selecting one Sub-Adviser to manage distinct segments of a market or asset class for each Fund based upon the Adviser’s evaluation of the Sub-Adviser’s expertise and performance in managing the appropriate asset class. The Adviser monitors each Sub-Adviser for adherence to the respective Fund’s specific investment objective, policies and strategies.  The Trust has applied for exemptive relief with the Securities and Exchange Commission (“SEC”) to permit the Adviser, with Board approval, to replace any Sub-Adviser without shareholder approval, as circumstances warrant.  There is no guarantee that the SEC will grant the relief requested.

THE FUNDS

Dunham Short-Term Bond Fund

INVESTMENT OBJECTIVE

The investment objective of the Dunham Short-Term Bond Fund is to seek both a high level of current income and preservation of capital while maintaining daily liquidity.  The Fund seeks to achieve its investment objective by investing in short- and intermediate-term, investment-grade fixed-income instruments.  The Fund expects to maintain an average credit quality rating of “A” or better as rated by Standard & Poor’s (S&P) in its portfolio, but may go below that rating from time to time.  The Fund’s investment objective is a non-fundamental policy and may be changed upon 60 days written notice to shareholders.

PRINCIPAL INVESTMENT STRATEGIES

The Dunham Short-Term Bond Fund, under normal conditions, invests at least 80% of its net assets in “investment-grade” (rated BBB or higher by S&P or Baa or higher by Moody's or comparably rated by another nationally recognized statistical rating organization “NRSRO”) fixed-income securities, including short- and intermediate-term corporate, mortgage- and asset-backed, and U.S. government (and its agencies) bonds, or in unrated fixed-income securities that the Sub-Adviser determines to be of comparable quality. The Fund’s average effective maturity will normally be three years or less and the weighted average portfolio duration normally will not exceed two years.

[More specific investment style/strategy details to follow once the Sub-Adviser is selected over the next month.]

The Fund invests in securities generally having the following characteristics:

•

U.S. Government Securities - High-quality debt securities that are direct obligations of the U.S. government, such as Treasury bills, notes and bonds, as distinguished from U.S. government agency securities. These securities are backed by the full faith and credit of the United States as to the timely repayment of principal and interest.

•

U.S. Government Agency Securities - High-quality debt securities issued by U.S. government sponsored-entities and federally related institutions, such as the Federal National Mortgage Association and the Federal Farm Credit Bank. These securities are not direct obligations of the U.S. government and are supported only by the credit of the entity that issues them. The portfolio also may include government-related securities and certificates issued by financial institutions or broker-dealers representing so-called “stripped” U.S. government securities, securities issued by or on behalf of any state of the United States, a political subdivision agency or instrumentality of such state, or certain other qualifying issuers (such as municipalities and issuers located in Puerto Rico, the U.S. Virgin Islands or Guam), the interest on which is exempt from federal income tax.

•

   Mortgage-Backed Securities - Securities backed by mortgages. Mortgage securities may be issued by the U.S. government or by private entities. For example, the Fund may invest in pools of mortgage loans, which are supported by (i) the full faith and credit of the U.S. Treasury through instrumentalities such as General National Mortgage Association (GNMA), (ii) the right of the issuer to borrow money from the U.S. Treasury such as the Federal National Mortgage Association (FNMA), or (iii) only by the credit of the instrumentality issuing the obligation such as the Federal Home Loan Mortgage Corporation (FHLMC).

Investment-Grade Corporate Bonds - Debt securities of industrial, utility, banking and other financial institutions that are rated at or above investment grade.  These securities are backed by the full faith and credit of the corporation issuing the fixed income instrument as to the timely repayment of principal and interest.

•

Zero Coupon Securities - Debt securities that make no periodic interest payments but are sold at a deep discount from their face value. The bondholder does not receive interest payments, only the full face value at redemption on the specified maturity date. The owner of a zero-coupon bond owes income taxes on the interest that has accrued each year, even though the bondholder does not receive payment until maturity. Often these are stripped securities, which are offered as separate income or principal components of a debt instrument.

•

When-Issued and Forward Commitment Transactions - Purchases or sales of particular securities with payment and delivery taking place at a future date (perhaps one or two months later). When-issued and forward commitment transactions involve the risk that the price or yield obtained in a transaction may be less favorable than the price or yield available in the market when the transaction takes place.

Repurchase Agreements - Under a repurchase agreement, the Fund agrees to buy securities guaranteed as to payment of principal and interest by the U.S. government or its agencies from a qualified bank or broker-dealer and then to sell the securities back to the bank or broker-dealer after a short period of time (generally, less than seven days) at a higher price. The bank or broker-dealer must transfer to the Fund’s custodian securities with an initial market value of at least 100% of the dollar amount invested by the Fund in each repurchase agreement.  The Adviser or Sub-Adviser will monitor the value of such securities daily to determine that the value equals or exceeds the repurchase price.

Reverse Repurchase Agreements - Under a reverse repurchase agreement, the Fund agrees to sell a security in its portfolio and then to repurchase the security at an agreed-upon price, date, and interest payment. The Fund will maintain cash or high-grade liquid debt securities with a value equal to the value of its obligation under the agreement, including accrued interest, in a segregated account with its custodian bank.  The securities subject to the reverse repurchase agreement will be marked-to-market daily. Although reverse repurchase agreements are borrowings under the Investment Company Act of 1940 (the “1940 Act”), the Fund does not treat these arrangements as borrowings under its investment restrictions so long as the segregated account is properly maintained.

The Sub-Adviser has the discretion to purchase money market funds, certificates of deposit, other short-term debt instruments and investments of a similar nature, if it believes such investments meet the Fund’s investment objective. For tactical or defensive purposes, the Sub-Adviser may engage in transactions involving the hypothecation or lending of securities up to the extent allowed by the securities laws.

Please refer to the Sections below entitled: “Principal Risks of Investment,” “Performance of the Funds” and “Fees and Expenses” for important Fund-specific information.

Dunham Corporate/Government Bond Fund

INVESTMENT OBJECTIVE

The investment objective of the Dunham Corporate/Government Bond Fund is to seek capital appreciation and current income, while maintaining liquidity.  The Fund seeks to achieve its investment objective by making capital investments primarily in Treasury, agency, mortgage-backed securities, asset-backed securities and corporate fixed-income instruments. The Fund’s investment objective is a non-fundamental policy and may be changed upon 60 days written notice to shareholders.

PRINCIPAL INVESTMENT STRATEGIES

The Dunham Corporate/Government Bond Fund, under normal market conditions, invests at least 80% of its net assets in fixed income instruments such as U.S. government bonds, U.S. corporate bonds, high yield bonds, Collateralized Mortgage Obligations, Eurodollars, index bonds, and asset-backed securities, unconstrained by debt ratings.  The Sub-Adviser also may invest up to 20% of the Fund’s net assets in foreign government and corporate bonds.  While the Sub-Adviser may invest up to 40% of the Fund’s net assets in below investment grade bonds (rated BB or lower by S&P or comparably rated by another NRSRO) also known as “high-yield” or “junk bonds,” , the Fund intends to maintain an average portfolio credit quality of investment grade.

Under general supervision of the Adviser, the Sub-Adviser actively manages the portfolio and structures asset allocation along an intermediate-term horizon, generally with an average duration of 3 ½ to 6 years.  The portfolio’s allocation to government securities may range between 20% to 80%.  The portfolio’s allocation to corporate securities may range between 20% to 80%.  Allocation methods are based on historical patterns of risk and return and their management disciplines are biased toward defensive strategies that control downside risk while targeting superior long-term investment results.

Value is added in four ways:

•

disciplined interest rate anticipation;

•

sector rotation;

•

issuer selection; and

•

trading opportunities.

Duration risk is quantitatively measured and limited to small deviations around a pre-selected target. Excess return results from active, value-oriented management that diligently seeks opportunities to enhance returns.

The entire spectrum of fixed-income securities is analyzed and evaluated for its potential to add value to the portfolio. Portfolio duration is targeted in narrow bands around fixed-income benchmark duration. Returns are enhanced by inclusion of the non-investment grade and/or non-U.S. securities on an opportunistic basis. The selection of individual securities for purchase or sale is dependent on both internal research and analysis of published data. On-line access to Wall Street analytical reports is extensively used along with company data, which is maintained and analyzed internally. Issues selected are those that are undervalued relative to their sector and the market. Value is also added through trading opportunities created by supply-demand imbalances and through execution.

The Fund invests in securities generally having the following characteristics:

•

U.S. Government Securities - High-quality debt securities that are direct obligations of the U.S. government, such as Treasury bills, notes and bonds, as distinguished from U.S. government agency securities. These securities are backed by the full faith and credit of the United States as to the timely repayment of principal and interest.

•

U.S. Government Agency Securities - High-quality debt securities issued by U.S. government sponsored-entities and federally related institutions, such as the Federal National Mortgage Association and the Federal Farm Credit Bank. These securities are not direct obligations of the U.S. government and are supported only by the credit of the entity that issues them. The portfolio also may include government-related securities and certificates issued by financial institutions or broker-dealers representing so-called “stripped” U.S. government securities, securities issued by or on behalf of any state of the United States, a political subdivision agency or instrumentality of such state, or certain other qualifying issuers (such as municipalities and issuers located in Puerto Rico, the U.S. Virgin Islands or Guam), the interest on which is exempt from federal income tax.

•

Mortgage-Backed Securities - Securities backed by mortgages. Mortgage securities may be issued by the U.S. government or by private entities. For example, the Fund may invest in pools of mortgage loans, which are supported by (i) the full faith and credit of the U.S. Treasury through instrumentalities such as General National Mortgage Association (GNMA), (ii) the right of the issuer to borrow money from the U.S. Treasury such as the Federal National Mortgage Association (FNMA), or (iii) only by the credit of the instrumentality issuing the obligation such as the Federal Home Loan Mortgage Corporation (FHLMC).

•

Investment-Grade Corporate Bonds - Debt securities of industrial, utility, banking and other financial institutions that are rated at or above investment grade.  These securities are backed by the full faith and credit of the corporation issuing the fixed income instrument as to the timely repayment of principal and interest.

•

Lower-Rated (Junk) Bonds - Debt securities of industrial, utility, banking and other financial institutions that are rated below investment grade (BB/Ba or lower).  These securities are backed by the full faith and credit of the corporation issuing the fixed income instrument as to the timely repayment of principal and interest.

Zero Coupon Securities - Debt securities that make no periodic interest payments but are sold at a deep discount from their face value. The bondholder does not receive interest payments, only the full face value at redemption on the specified maturity date. The owner of a zero-coupon bond owes income taxes on the interest that has accrued each year, even though the bondholder does not receive payment until maturity.

•

When-Issued and Forward Commitment Transactions - Purchases or sales of particular securities with payment and delivery taking place at a future date (perhaps one or two months later). When-issued and forward commitment transactions involve the risk that the price or yield obtained in a transaction may be less favorable than the price or yield available in the market when the transaction takes place.

Repurchase Agreements - Under a repurchase agreement, the Fund agrees to buy securities guaranteed as to payment of principal and interest by the U.S. government or its agencies from a qualified bank or broker-dealer and then to sell the securities back to the bank or broker-dealer after a short period of time (generally, less than seven days) at a higher price. The bank or broker-dealer must transfer to the Fund’s custodian securities with an initial market value of at least 100% of the dollar amount invested by the Fund in each repurchase agreement.  The Adviser or Sub-Adviser will monitor the value of such securities daily to determine that the value equals or exceeds the repurchase price.

•

Reverse Repurchase Agreements - Under a reverse repurchase agreement, the Fund agrees to sell a security in its portfolio and then to repurchase the security at an agreed-upon price, date, and interest payment. The Fund will maintain cash or high-grade liquid debt securities with a value equal to the value of its obligation under the agreement, including accrued interest, in a segregated account with its custodian bank.  The securities subject to the reverse repurchase agreement will be marked-to-market daily. Although reverse repurchase agreements are borrowings under the 1940 Act, the Fund does not treat these arrangements as borrowings under its investment restrictions so long as the segregated account is properly maintained.

The Sub-Adviser has the discretion to purchase other securities of publicly held corporations, such as preferred stocks or bonds, as well as money market funds, certificates of deposit, other short-term debt instruments and investments of a similar nature, if it believes such investments meet the Fund’s investment objective. For tactical or defensive purposes, the Sub-Adviser may engage in transactions involving the hypothecation or lending of securities up the extent allowed by the securities laws.

Please refer to the Sections below entitled: “Principal Risks of Investment,” “Performance of the Funds” and “Fees and Expenses” for important Fund-specific information.

Dunham Total Return Bond Fund

INVESTMENT OBJECTIVE

The objective of the Dunham Total Return Bond Fund is to maximize total return from capital appreciation and interest.  The Fund seeks to achieve its investment objective through the management of U.S. Treasury and agency securities during changing interest rate environments. The Fund’s investment objective is a non-fundamental policy and may be changed upon 60 days written notice to shareholders.

PRINCIPAL INVESTMENT STRATEGIES

The Dunham Total Return Bond Fund, under normal market conditions, invests at least 80% of its net assets in U.S. Treasury securities and securities issued or guaranteed by the U.S. government and its agencies or instrumentalities and certain other U.S. government agencies and/or instrumentalities that are supported by the full faith and credit of the U.S. government.  The Sub-Adviser may purchase short- to long-term Treasuries, depending on the current interest rate environment, in order to help capture the maximum price increase. In general, securities with longer maturities are more vulnerable to price changes, although they may provide higher yields.

Under general supervision of the Adviser, the Sub-Adviser actively manages the bond portfolio in response to changes in the business cycle. The Sub-Adviser seeks to identify and respond to phases in the business cycle and to shift the portfolio’s investments among different types of fixed income securities, coupons and maturities in a manner which the Sub-Adviser believes will achieve the investment objective, taking into account the volatility and fluctuations associated with investing in a portfolio of long-term fixed-income securities. In times when interest rates are rising, the strategies utilized by the Sub-Adviser will likely under perform bond benchmarks. However, when interest rates fall, the strategies should over-perform bond indices, compensating for the under-performance during a rising interest rate environment.

The Fund invests primarily in securities generally having the following characteristics:

•

U.S. Government Securities - High-quality debt securities that are direct obligations of the U.S. government, such as Treasury bills, notes and bonds, as distinguished from U.S. government agency securities. These securities are backed by the full faith and credit of the United States as to the timely repayment of principal and interest.

•

U.S. Government Agency Securities - High-quality debt securities issued by U.S. government sponsored-entities and federally related institutions, such as the Federal National Mortgage Association and the Federal Farm Credit Bank. These securities are not direct obligations of the U.S. government and are supported only by the credit of the entity that issues them. The portfolio also may include government-related securities and certificates issued by financial institutions or broker-dealers representing so-called “stripped” U.S. government securities, securities issued by or on behalf of any state of the United States, a political subdivision agency or instrumentality of such state, or certain other qualifying issuers (such as municipalities and issuers located in Puerto Rico, the U.S. Virgin Islands or Guam), the interest on which is exempt from federal income tax.

•

Mortgage-Backed Securities - Securities backed by mortgages. Mortgage securities may be issued by the U.S. government or by private entities. For example, the Fund may invest in pools of mortgage loans, which are supported by (i) the full faith and credit of the U.S. Treasury through instrumentalities such as General National Mortgage Association (GNMA), (ii) the right of the issuer to borrow money from the U.S. Treasury such as the Federal National Mortgage Association (FNMA), or (iii) only by the credit of the instrumentality issuing the obligation such as the Federal Home Loan Mortgage Corporation (FHLMC).

The Fund also may invest in other instruments generally having the following characteristics:

•

Zero Coupon Securities - Debt securities that make no periodic interest payments but are sold at a deep discount from their face value. The bondholder does not receive interest payments, only the full face value at redemption on the specified maturity date. The owner of a zero-coupon bond owes income taxes on the interest that has accrued each year, even though the bondholder does not receive payment until maturity. Often these are stripped securities, which are offered as separate income or principal components of a debt instrument.

•

When-Issued and Forward Commitment Transactions - Purchases or sales of particular securities with payment and delivery taking place at a future date (perhaps one or two months later). When-issued and forward commitment transactions involve the risk that the price or yield obtained in a transaction may be less favorable than the price or yield available in the market when the transaction takes place.

Repurchase Agreements - Under a repurchase agreement, the Fund agrees to buy securities guaranteed as to payment of principal and interest by the U.S. government or its agencies from a qualified bank or broker-dealer and then to sell the securities back to the bank or broker-dealer after a short period of time (generally, less than seven days) at a higher price. The bank or broker-dealer must transfer to the Fund’s custodian securities with an initial market value of at least 100% of the dollar amount invested by the Fund in each repurchase agreement.  The Adviser or Sub-Adviser will monitor the value of such securities daily to determine that the value equals or exceeds the repurchase price.

•

Reverse Repurchase Agreements - Under a reverse repurchase agreement, the Fund agrees to sell a security in its portfolio and then to repurchase the security at an agreed-upon price, date, and interest payment. The Fund will maintain cash or high-grade liquid debt securities with a value equal to the value of its obligation under the agreement, including accrued interest, in a segregated account with its custodian bank.  The securities subject to the reverse repurchase agreement will be marked-to-market daily. Although reverse repurchase agreements are borrowings under the 1940 Act, the Fund does not treat these arrangements as borrowings under its investment restrictions so long as the segregated account is properly maintained.

The Sub-Adviser has the discretion to purchase money market funds, certificates of deposit, other short-term debt instruments and investments of a similar nature, if it believes such investments meet the Fund’s investment objective. For hedging purposes, the Sub-Adviser has the discretion to engage in transactions involving the hypothecation or lending of securities to the extent allowed by the securities laws.

Please refer to the Sections below entitled: “Principal Risks of Investment,” “Performance of the Funds” and “Fees and Expenses” for important Fund-specific information.

Dunham High-Yield Bond Fund

INVESTMENT OBJECTIVE

The investment objective of the Dunham High-Yield Bond Fund is to provide a high level of current income, with capital appreciation as a secondary goal.  The Fund seeks to achieve its investment objective by investing in lower-rated and unrated, higher-risk corporate bonds. The Fund’s investment objective is a non-fundamental policy and may be changed upon 60 days written notice to shareholders.

PRINCIPAL INVESTMENT STRATEGIES

The Dunham High-Yield Bond Fund, under normal market conditions, will invest at least 80% of its net assets in debt securities, preferred stocks, and convertible securities rated below investment grade (BB or lower by S&P or comparably rated by another NRSRO), also known as “high-yield” or “junk” bonds, and in unrated debt securities determined by the Sub-Adviser to be of comparable quality.

Through portfolio diversification, credit analysis and attention to current developments and trends in interest rates and economic conditions, the Sub-Adviser will attempt to reduce investment risk, but losses may occur.  The Fund potentially may invest in non-income producing securities, including defaulted securities and common stocks.  The Fund also may invest in stocks of companies in troubled or uncertain financial condition issued by both domestic and foreign issuers.

Investments in lower grade securities are subject to special risks, including greater price volatility and a greater risk of loss of principal and interest. The Fund is designed for investors willing to assume additional risk in return primarily for the potential for high current income. Investors should carefully assess the risks associated with an investment in the Fund.

The Fund invests in securities generally having the following characteristics:

•

Lower-Rated (Junk) Bonds – Convertible and non-convertible debt securities of industrial, utility, banking and other financial institutions that are rated below investment grade (BB or lower by S&P, or Ba or lower by Moody’s Investor Services, Inc., or that are not rated but are considered by the Sub-Adviser to be of similar quality).  These securities are backed by the full faith and credit of the corporation issuing the fixed income instrument as to the timely repayment of principal and interest.  Lower-rated bonds have a higher risk of default, tend to be less liquid, and may be difficult to value.  Changes in interest rates may adversely affect the market value of lower-rated bonds.

The Fund also may invest in other instruments generally having the following characteristics:

•

U.S. Government Securities - High-quality debt securities that are direct obligations of the U.S. government, such as Treasury bills, notes and bonds, as distinguished from U.S. government agency securities. These securities are backed by the full faith and credit of the United States as to the timely repayment of principal and interest.

•

U.S. Government Agency Securities - High-quality debt securities issued by U.S. government sponsored-entities and federally related institutions, such as the Federal National Mortgage Association and the Federal Farm Credit Bank. These securities are not direct obligations of the U.S. government and are supported only by the credit of the entity that issues them. The portfolio also may include government-related securities and certificates issued by financial institutions or broker-dealers representing so-called “stripped” U.S. government securities, securities issued by or on behalf of any state of the United States, a political subdivision agency or instrumentality of such state, or certain other qualifying issuers (such as municipalities and issuers located in Puerto Rico, the U.S. Virgin Islands or Guam), the interest on which is exempt from federal income tax.

•

Mortgage-Backed Securities - Securities backed by mortgages. Mortgage securities may be issued by the U.S. government or by private entities. For example, the Fund may invest in pools of mortgage loans, which are supported by (i) the full faith and credit of the U.S. Treasury through instrumentalities such as General National Mortgage Association (GNMA), (ii) the right of the issuer to borrow money from the U.S. Treasury such as the Federal National Mortgage Association (FNMA), or (iii) only by the credit of the instrumentality issuing the obligation such as the Federal Home Loan Mortgage Corporation (FHLMC).

Investment-Grade Corporate Bonds - Debt securities of industrial, utility, banking and other financial institutions that are rated at or above investment grade.  These securities are backed by the full faith and credit of the corporation issuing the fixed income instrument as to the timely repayment of principal and interest.

•

Zero Coupon Securities - Debt securities that make no periodic interest payments but are sold at a deep discount from their face value. The bondholder does not receive interest payments, only the full face value at redemption on the specified maturity date. The owner of a zero-coupon bond owes income taxes on the interest that has accrued each year, even though the bondholder does not receive payment until maturity. Often these are stripped securities which are offered as separate income or principal components of a debt instrument.

•

When-Issued and Forward Commitment Transactions - Purchases or sales of particular securities with payment and delivery taking place at a future date (perhaps one or two months later). When-issued and forward commitment transactions involve the risk that the price or yield obtained in a transaction may be less favorable than the price or yield available in the market when the transaction takes place.

Repurchase Agreements - Under a repurchase agreement, the Fund agrees to buy securities guaranteed as to payment of principal and interest by the U.S. government or its agencies from a qualified bank or broker-dealer and then to sell the securities back to the bank or broker-dealer after a short period of time (generally, less than seven days) at a higher price. The bank or broker-dealer must transfer to the Fund’s custodian securities with an initial market value of at least 100% of the dollar amount invested by the Fund in each repurchase agreement.  The Adviser or Sub-Adviser will monitor the value of such securities daily to determine that the value equals or exceeds the repurchase price.

•

Reverse Repurchase Agreements - Under a reverse repurchase agreement, the Fund agrees to sell a security in its portfolio and then to repurchase the security at an agreed-upon price, date, and interest payment. The Fund will maintain cash or high-grade liquid debt securities with a value equal to the value of its obligation under the agreement, including accrued interest, in a segregated account with its custodian bank.  The securities subject to the reverse repurchase agreement will be marked-to-market daily. Although reverse repurchase agreements are borrowings under the 1940 Act, the Fund does not treat these arrangements as borrowings under its investment restrictions so long as the segregated account is properly maintained.

The Sub-Adviser has the discretion to purchase other securities of publicly held corporations, such as preferred stocks or bonds, as well as money market funds, certificates of deposit, other short-term debt instruments and investments of a similar nature, if it believes such investments meet the Fund’s investment objective. For defensive purposes, the Sub-Adviser has the discretion to engage in transactions involving the hypothecation or lending of securities up to the extent allowed by securities law.

Please refer to the Sections below entitled: “Principal Risks of Investment,” “Performance of the Funds” and “Fees and Expenses” for important Fund-specific information.

Dunham Market Neutral Fund

INVESTMENT OBJECTIVE

The investment objective of the Dunham Market Neutral Fund is long-term capital preservation and growth during all market cycles while maintaining minimal exposure to general market risk.  The Fund seeks to achieve its investment objective by holding both long and short positions in equity securities. The Fund’s investment objective is a non-fundamental policy and may be changed upon 60 days written notice to shareholders.

PRINCIPAL INVESTMENT STRATEGIES

The Dunham Market Neutral Fund attempts to neutralize exposure to general domestic stock market risk by investing primarily in equity securities that the Sub-Adviser believes will appreciate in value and short selling stocks that the Sub-Adviser believes will decline in value. The goal of market neutral investing is to generate returns that are independent of the direction of the stock market.

The Sub-Adviser will employ a multi-style approach, meaning that the Fund may invest across different industries, sectors and capitalization levels targeting both value- and growth-oriented domestic companies. The Fund intends to maintain approximately an equal value of exposure in its long and short positions in order to offset the effects on its performance resulting from general domestic stock market movements or sector swings. The Sub-Adviser will attempt to keep market volatility to a minimum, maintaining a net market exposure of between 20% net long and 20% net short positions. Since the Fund seeks return over the long term, the Sub-Adviser will not attempt to time the stock market.

Stock selection is based on bottom-up fundamental analysis, looking primarily for earnings revisions, valuation and balance sheet issues.  The Fund also may invest in securities issued by exchange-traded investment companies (“ETFs”) that are designed to provide investment results corresponding to an equity index.

The Fund also is traded actively, which can generate transaction costs that can impact the Fund’s return. High portfolio turnover rates also may cause substantial net short-term gains and any distributions resulting from such gains will be ordinary income for purposes of federal income tax.

The Fund also uses other sophisticated investment approaches such as leveraging, options and futures to attempt to enhance returns or hedge against market decline.  These strategies subject the Fund to greater risks and its performance may be more volatile than that of other funds.

Because of these factors, the Fund’s share price may fluctuate more than most equity funds and the market in general.

Please refer to the Sections below entitled: “Principal Risks of Investment,” “Performance of the Funds” and “Fees and Expenses” for important Fund-specific information.

Dunham Real Estate Stock Fund

INVESTMENT OBJECTIVE

The investment objective of the Dunham Real Estate Stock Fund is to maximize total return from capital appreciation and dividends.  A secondary investment objective of the Fund is to exceed, over the long-term, the total return available from direct ownership of real estate with less risk than direct ownership. The Fund seeks to achieve its investment objectives by investing in income-producing equity securities of U.S. real estate companies.  The Fund is non-diversified for purposes of the 1940 Act.  The Fund’s investment objectives are non-fundamental policies and may be changed upon 60 days written notice to shareholders.

PRINCIPAL INVESTMENT STRATEGIES

The Dunham Real Estate Stock Fund, under normal market conditions, invests at least 80% of its net assets in U.S. equity securities.  The Fund seeks income and long-term growth of capital by investing in income-producing equity securities of companies principally engaged in the U.S. real estate industry. Under general supervision of the Adviser, the Sub-Adviser, via an actively managed, concentrated portfolio generally consisting of approximately 25 to 30 securities, seeks to outperform a passive strategy using in-house knowledge and research of developing real estate market trends.

The Sub-Adviser seeks to find favorable real estate investment in the public markets through disciplined analysis. The Sub-Adviser combines bottom-up fundamental research of companies with a research driven top-down asset allocation. Through such analysis, the Sub-Adviser seeks to deliver total return by identifying individual company value and by repositioning portfolios to be invested in companies with the best property types and geographic regions based on current real estate market conditions.

The Fund has a non-diversified portfolio, meaning it can invest in the securities of fewer issuers than diversified portfolio funds at any one time; as a result, the gains or losses on a single stock may have a greater impact on the Fund’s share price.

The Fund invests in securities generally having the following characteristics:

•

Real Estate Investment Trusts (REITs), including equity REITs; mortgage REITs; and hybrid REITs - A REIT is a separately managed trust that makes investments in various real estate businesses.  An equity REIT may own real estate and pass the income it receives from rents from the properties, or the capital gain it receives from selling a building, to its shareholders.  A mortgage REIT specializes in lending money to building developers and passes the interest income it receives from the mortgages to shareholders.  A hybrid REIT combines the characteristics of equity and mortgage REITs.

The Sub-Adviser has the discretion to purchase other securities of publicly held corporations, such as preferred stocks or bonds, as well as government securities, money market funds, certificates of deposit, other short-term debt instruments and investments of a similar nature, if it believes such investments meet the Fund’s investment objectives. For defensive or tactical purposes, the Sub-Adviser may engage in margin and short sales transactions or transactions involving the hypothecation or lending of securities up to the extent allowed by securities law.

Please refer to the Sections below entitled: “Principal Risks of Investment,” “Performance of the Funds” and “Fees and Expenses” for important Fund-specific information.

Dunham Convertible & Growth Fund

INVESTMENT OBJECTIVE

The investment objective of the Dunham Convertible & Growth Fund is to maximize total return under varying market conditions.  The Fund seeks to achieve its investment objective by investing in a diversified portfolio of convertible bonds, convertible preferred stocks and common stocks of mid- and large-capitalization domestic U.S. growth companies. The Fund’s investment objective is a non-fundamental policy and may be changed upon 60 days written notice to shareholders.

PRINCIPAL INVESTMENT STRATEGIES

The Dunham Convertible & Growth Fund, under normal market conditions, invests primarily in a diversified portfolio of convertible securities and common stock with equal emphasis placed on capital appreciation and current income. Under general supervision of the Adviser, the Sub-Adviser seeks convertible securities that will share in the underlying stock’s potential for capital appreciation while offering relatively high, consistent income through all phases of a market cycle. Focusing on long-term sustainable earnings power and cash flow return on capital, among other value drivers, the Sub-Adviser strives to create a portfolio with a reasonable risk/reward trade-off. The portfolio will generally consist of approximately 50 to 75 securities.

The Fund invests in securities generally having the following characteristics:

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Convertible Securities - Convertible securities include debt obligations and preferred stock of the company issuing the security, which may be exchanged for a predetermined price (the conversion price) into the common stock of the issuer.  Convertible securities generally offer lower interest or dividend yields than non-convertible debt securities of similar quality.  Many convertible securities are issued with a “call” feature that allows the issuer of the security to choose when to redeem the security.  If a convertible security held by the Fund is called for redemption, the Fund will be required to redeem the security, convert it into the underlying common stock, or sell it to a third party at a time that may be unfavorable to the Fund. Conversely, certain convertible debt securities may provide a ‘‘put option,’’ which entitles the Fund to make the issuer redeem the security at a premium over the stated principal amount of the debt security.

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Equity Securities - Equity securities include exchange-traded and over-the-counter common and preferred stocks, warrants, rights, and depository receipts. An investment in the equity securities of a company represents a proportionate ownership interest in that company. Therefore, the Fund participates in the financial success or failure of any company in which it has an equity interest. Compared with other asset classes, equity investments have a greater potential for gain or loss.

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Lower-Quality (Junk) Bonds - The Fund may invest without limit in convertible and non-convertible debt securities commonly known as ‘‘junk bonds’’ that are rated BB or lower by S&P, or Ba or lower by Moody’s Investor Services, Inc., or that are not rated but are considered by the Sub-Adviser to be of similar quality. The Fund will not, however, purchase a security rated below C.

•

Foreign Securities - The Fund may invest up to 25% of its net assets in securities of foreign issuers. The Fund will only invest in foreign securities represented by American Depositary Receipts (ADRs) or securities guaranteed by a U.S. person. ADRs are traded on U.S. exchanges and represent an ownership interest in a foreign security. They are generally issued by a U.S. bank as a substitute for direct ownership of the foreign security. Foreign investing allows the Fund to achieve greater diversification and to take advantage of changes in foreign economies and market conditions.

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Rule 144A Securities - The Fund may invest a substantial portion of its assets in securities that are not publicly traded, but that are eligible for purchase and sale by certain qualified institutional buyers pursuant to Rule 144A under the Securities Act of 1933.

The Sub-Adviser has the discretion to purchase other securities of publicly held corporations, such as preferred stocks or bonds, as well as government securities, money market funds, certificates of deposit, other short-term debt instruments and investments of a similar nature, if it believes such investments meet the Fund’s investment objective. For defensive or tactical purposes, the Sub-Adviser may engage in margin and short sales transactions or transactions involving the hypothecation or lending of securities to the extent allowed by securities law.

Please refer to the Sections below entitled: “Principal Risks of Investment,” “Performance of the Funds” and “Fees and Expenses” for important Fund-specific information.

Dunham International Stock Fund

INVESTMENT OBJECTIVE

The investment objective of the Dunham International Stock Fund is to maximize total return from capital appreciation and dividends while maintaining liquidity.  The Fund seeks to achieve its investment objective by investing in equities of international, publicly-held corporations traded on U.S. stock exchanges or in the over-the-counter market. The Fund’s investment objective is a non-fundamental policy and may be changed upon 60 days written notice to shareholders.

PRINCIPAL INVESTMENT STRATEGIES

The Dunham International Stock Fund, under normal market conditions, invests at least 80% of its net assets in securities of non-U.S. companies, which may include companies located or operating in established or emerging countries.  The primary regions of investment are Western Europe, United Kingdom, Japan and Canada. Under general supervision of the Adviser, the Sub-Adviser searches for the stocks of financially strong, industry leaders that are valued below their actual worth. The Sub-Adviser seeks companies that generally have sustainable competitive advantages, an above-average return on equity, a strong capital structure and superior management focused on shareholder return. The portfolio, generally consisting of approximately 35 to 50 securities, is constructed using on-going rigorous fundamental analysis based on strict buy and sell targets.

The Fund invests in securities generally having the following characteristics:

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Foreign “Developed Market” Equity Securities - The Fund will invest in common and preferred stock of foreign companies headquartered in developed markets represented by American Depositary Receipts (ADRs). ADRs are shares of foreign-based companies that entitle the shareholder to all dividends and capital gains. ADRs allow Americans to buy shares of foreign-based corporations' securities at American Exchanges instead of having to go to overseas exchanges.  Developed markets include those countries found in the Morgan Stanley Capital International World ex U.S. Index, such as Germany, Japan and the United Kingdom.

•

Foreign “Emerging Market” Equity Securities - The Fund will invest in common and preferred stock of foreign companies headquartered in emerging markets represented by ADRs.  Emerging markets include those countries found in the Morgan Stanley Capital International Emerging Markets Index, such as Korea, Russia and Turkey

The Sub-Adviser has the discretion to purchase other securities of publicly held U.S. and foreign corporations, such as preferred stocks or bonds, as well as U.S. government securities, money market funds, certificates of deposit, other short-term debt instruments and investments of a similar nature, if it believes they meet the Fund’s investment objective. For defensive or tactical purposes, the Sub- Adviser may engage in margin and short sales transactions or transactions involving the hypothecation or lending of securities up the extent allowed by securities law.

Please refer to the Sections below entitled: “Principal Risks of Investment,” “Performance of the Funds” and “Fees and Expenses” for important Fund-specific information.

Dunham Large Cap Value Fund

INVESTMENT OBJECTIVE

The investment objective of the Dunham Large Cap Value Fund is to maximize total return from capital appreciation and dividends.  The Fund seeks to achieve its investment objective by investing in value-oriented, large capitalization common stocks of companies traded on U.S. stock exchanges or in the over-the-counter market. The Fund’s investment objective is a non-fundamental policy and may be changed upon 60 days written notice to shareholders.

PRINCIPAL INVESTMENT STRATEGIES

The Dunham Large Cap Value Fund, under normal market conditions, invests at least 80% of its net assets in the common stock of large companies.  These companies generally have market capitalizations similar to the market capitalizations of the companies in the Russell 1000 Value Index.  Under general supervision of the Adviser, the Sub-Adviser seeks to achieve superior results through successful stock selection and effective management of risk through systematic diversification across multiple economic sectors and major industries.  The Sub-Adviser focuses on large capitalization value stocks believed to be statistically undervalued while exhibiting attractive earnings dynamics. The Sub-Adviser, through an active bottom-up stock selection process, uses a combination of fundamental, technical and risk assessment models to construct a diversified portfolio generally consisting of approximately 40 to 60 securities.

The Sub-Adviser’s equity philosophy places strong emphasis on value and earnings momentum.  Stock selection emphasizes issues with low price-earnings ratios and improving earnings dynamics, two proven characteristics that indicate significant appreciation potential.  The Sub-Adviser attempts to identify those companies that are undervalued relative to the market but are also demonstrating above-average earnings momentum where the near-term earnings progression will draw attention to the undervaluation.

The Sub-Adviser screens each industry using a combination of fundamental, technical, and risk assessment models. These models are used to determine an accurate valuation of the company and its potential for earnings growth. Risk analysis is highly important in the security selection process. Therefore, the Sub-Adviser pays special consideration to fixed-income research and off-balance sheet components.

The Sub-Adviser has the discretion to purchase other securities of publicly held corporations, such as preferred stocks or bonds, as well as government securities, money market funds, certificates of deposit, other short-term debt instruments and investments of a similar nature, if it believes such investments meet the investment objectives. For defensive or tactical purposes, the Sub-Adviser may engage in margin and short sales transactions or transactions involving the hypothecation or lending of securities up to the extent permitted by securities law.

Please refer to the Sections below entitled: “Principal Risks of Investment,” “Performance of the Funds” and “Fees and Expenses” for important Fund-specific information.

Dunham Small Cap Value Fund

INVESTMENT OBJECTIVE

The investment objective of the Dunham Small Cap Value Fund is to maximize total return from capital appreciation and dividends.  The Fund seeks to achieve its investment objective by investing in domestic, value-oriented, small-capitalization equity securities of companies traded on U.S. stock exchanges or in the over-the-counter market. The Fund’s investment objective is a non-fundamental policy and may be changed upon 60 days written notice to shareholders.

PRINCIPAL INVESTMENT STRATEGIES

The Dunham Small Cap Value Fund, under normal market conditions, invests at least 80% of its net assets in the common stock of small companies.  These companies generally have market capitalizations similar to the market capitalizations of the companies in the Russell 2000 Value Index.  Under general supervision of the Adviser, the Sub-Adviser looks to invest in companies that generally have the following characteristics:

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Exhibit a sustainable competitive advantage;

•

A strong, experienced management team;

•

Long product cycles;

•

Pricing flexibility; and

•

Use smallness as a competitive advantage.

Targeted companies are expected to have high-sustained return on investment with above average earnings per share growth. The Sub-Adviser uses a fundamental bottom-up stock selection process with an investment time horizon of 3 to 5 years. The Sub-Adviser takes a low risk approach with strong emphasis placed on fundamental analysis. Research analysts are responsible for specific sectors of the economy and those companies that lie in their sector. While both industry sources and computer screens are used to narrow the list of possible holdings, the essence of the investment process is the fundamental company analysis and the depth of resources and experience available to the Sub-Adviser’s small cap team.

The portfolio may contain American Depositary Receipts (ADRs); however they should make up no more than 20% of the portfolio (at market value). The average market capitalization of the portfolio should not exceed the overall market capitalization profile of the Russell 2000 Value Index benchmark. The portfolio generally will consist of approximately 45 to 75 securities.

The Sub-Adviser has the discretion to purchase other securities of publicly held corporations, such as preferred stocks or bonds, as well as government securities, money market funds, certificates of deposit, other short-term debt instruments and investments of a similar nature, if it believes such investments meet the Fund’s investment objective.  For defensive or tactical purposes, the Sub-Adviser may engage in margin and short sales transactions or transactions involving the hypothecation or lending of securities up the extent allowed by securities law.

Please refer to the Sections below entitled: “Principal Risks of Investment,” “Performance of the Funds” and “Fees and Expenses” for important Fund-specific information.

Dunham Large Cap Growth Fund

INVESTMENT OBJECTIVE

The investment objective of the Dunham Large Cap Growth Fund is to maximize total return from capital appreciation and dividends.  The Fund seeks to achieve its investment objective by investing in domestic growth-oriented, large capitalization equity securities of companies traded on U.S. stock exchanges or in the over-the-counter market. The Fund is non-diversified for purposes of the 1940 Act.  The Fund’s investment objective is a non-fundamental policy and may be changed upon 60 days written notice to shareholders.

PRINCIPAL INVESTMENT STRATEGIES

The Dunham Large Cap Growth Fund, under normal market conditions, invests at least 80% if its net assets in the common stock of large companies.  These companies generally have market capitalizations similar to the market capitalizations of the companies in the Russell 1000 Growth Index.  Under general supervision of the Adviser, the Sub-Adviser’s investment process seeks to find and exploit undervalued and unrecognized growth opportunities and to invest before that growth is reflected in prices. The Fund is non-diversified for purposes of the 1940 Act.  The portfolio typically will consist of approximately 30 to 40 securities. While the market capitalization of a security at the time of purchase typically will be greater than $5 billion, the average market capitalization of the portfolio will average that of the Russell 1000 Growth Index.

The Sub-Adviser uses the following four-step process to select holdings for the portfolio:

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Screening – Proprietary models screen for growth and valuation characteristics, narrowing the universe of investment opportunities.  The models screen for earnings growth, earnings surprise and revisions, momentum and book value.  These four models are used to analyze a universe of more than 1,000 stocks above $1 billion in market capitalization.

•

Fundamental Analysis – Fundamental analysis, the most important step of the Sub-Adviser’s investment process, seeks to identify investable themes, analyze industry and company fundamentals, and confirm the valuation characteristics obtained through initial screening procedures.

•

Portfolio Construction – The goal when constructing the portfolio is to maximize returns while managing risk.  The Sub-Adviser evaluates relative return potential, tailoring risk through stock and sector weightings.

•

Implementation – Efficient trade execution is conducted via proprietary in-house software and Plexus.

The Fund has a non-diversified portfolio, meaning it can invest in the securities of fewer issuers than diversified portfolio funds at any one time; as a result, the gains or losses on a single stock may have a greater impact on the Fund’s share price.

The Sub-Adviser has the discretion to purchase other securities of publicly held corporations, such as preferred stocks or bonds, as well as government securities, money market funds, certificates of deposit, other short-term debt instruments and investments of a similar nature, if it believes such investments meet the Fund’s investment objective. The portfolio may contain American Depositary Receipts (ADRs); however they should make up no more than 20% of the portfolio. For defensive or tactical purposes, the Sub-Adviser has the discretion to engage in margin and short sales transactions or transactions involving the hypothecation or lending of securities up to the extent allowed by securities law.

Please refer to the Sections below entitled: “Principal Risks of Investment,” “Performance of the Funds” and “Fees and Expenses” for important Fund-specific information.

Dunham Emerging Markets Stock Fund

INVESTMENT OBJECTIVE

The investment objective of the Dunham Emerging Markets Stock Fund is to maximize total return from capital appreciation and dividends.  The Fund seeks to achieve its investment objective by investing in equity securities in emerging-market countries around the world traded on foreign stock exchanges. The Fund’s investment objective is a non-fundamental policy and may be changed upon 60 days written notice to shareholders.

PRINCIPAL INVESTMENT STRATEGIES

The Dunham Emerging Markets Fund, under normal market conditions, invests at least 80% of its net assets in foreign equity securities.  These include equity securities in emerging market countries, primarily Latin America, Asia (excluding Japan), Eastern Europe and Africa. Under general supervision of the Adviser, the Sub-Adviser using a value-oriented approach to investing seeks common stock in companies that are projected to have a higher return on equity compared to similar companies. The portfolio generally will be diversified across approximately 15 to 20 countries and consist of approximately 40 to 60 securities.

The Sub-Adviser uses a top-down approach for regional asset allocation in conjunction with a bottom-up approach to find stocks with projected high, sustainable growth rates that are trading at reasonable valuation levels. On a quarterly basis, the Sub-Adviser calculates an expected local currency return and valuation measures for regions and individual countries to help determine investment focus. They screen the universe of stocks for suitable market capitalization, earnings growth and return on equity to produce a focused list of candidates. The Sub-Adviser also considers expected local currency return, country risk and other factors. The Sub-Adviser uses intensive analysis, financial modeling and company visits for final stock selection.

The Sub-Adviser has the discretion to purchase other securities of publicly held corporations, such as preferred stocks or bonds, as well as government securities, money market funds, certificates of deposit, other short-term debt instruments and investments of a similar nature, if it believes such investments meet the Fund’s investment objective. For defensive or tactical purposes, the Sub-Adviser may engage in margin and short sales transactions or transactions involving the hypothecation or lending of securities up to the extent allowed by securities law.

Please refer to the Sections below entitled: “Principal Risks of Investment,” “Performance of the Funds” and “Fees and Expenses” for important Fund-specific information.

Dunham Small Cap Growth Fund

INVESTMENT OBJECTIVE

The investment objective of the Dunham Small Cap Growth Fund is to maximize total return from capital appreciation and dividends.  The Fund seeks to achieve its investment objective by investing in domestic growth-oriented, small-capitalization common stocks of companies traded on U.S. stock exchanges or in the over-the-counter market. The Fund’s investment objective is a non-fundamental policy and may be changed upon 60 days’ written notice to shareholders.

PRINCIPAL INVESTMENT STRATEGIES

The Dunham Small Cap Growth Fund, under normal market conditions, invests at least 80% of its net assets in the common stock of small companies.  These companies generally have market capitalizations similar to the market capitalizations of the companies in the Russell 2000 Growth Index.  Under general supervision of the Adviser, the Sub-Adviser invests in small cap growth companies that exhibit a long-term sustainable business model. Such companies are generally characterized by:

•

secular growth characteristics;

•

some level of barrier to entry;

•

focused management;

•

high levels of recurring revenue; and/or

•

a franchise in their markets allowing them to earn attractive levels of return.

Targeted companies are expected to grow top and bottom-line at 20% or more for the next several years. The Sub-Adviser attempts to invest in these companies at a discount to their growth rate. The Sub-Adviser typically will hold between 80 and 120 securities in the portfolio.

The Sub-Adviser has the discretion to purchase other securities of publicly held corporations, such as preferred stocks or bonds, as well as government securities, money market funds, certificates of deposit, other short-term debt instruments and investments of a similar nature, if it believes such investments meet the Fund’s investment objective. For defensive or tactical purposes, the Sub-Adviser has the discretion to engage in margin and short sales transactions or transactions involving the hypothecation or lending of securities up to the extent allowed by securities law.

Please refer to the Sections below entitled: “Principal Risks of Investment,” “Performance of the Funds” and “Fees and Expenses” for important Fund-specific information.

Principal Risks of Investment

There is no assurance that each Fund will achieve its investment objective. Each Fund’s share price will fluctuate with changes in the market value of its portfolio securities. When you sell your Fund shares, they may be worth less than what you paid for them and, accordingly, you can lose money investing in the Funds.

The following chart summarizes the principal risks of each Fund. These risks could adversely affect the net asset value, total return and the value of a Fund and your investment.

Risks	Dunham Short-Term Bond Fund	Dunham Corporate/ Government Bond Fund	Dunham Total Return Bond Fund	Dunham High- Yield Bond Fund	Dunham Market Neutral Fund	Dunham Real Estate Stock Fund	Dunham Convertible & Growth Fund
Call or Redemption Risk	X	X	X	X			X
Credit Risk	X	X	X	X			X
Default Risk	X	X	X	X			X
Derivatives Risk		X		X	X	X	X
Economic Risk				X			X
Emerging Markets Risk
Foreign Investing
Industry/Sector Risk				X	X	X	X
Interest Rate Risk	X	X	X				X
Leveraging Risk	X	X	X	X
Liquidity Risk				X			X
Lower-rated Securities Risk		X		X			X
Management Risk	X	X	X	X	X	X	X
Non-Diversification Risk						X
Portfolio Turnover Risk	X	X		X	X	X	X
Prepayment Risk	X	X	X	X
Real Estate Industry Concentration Risk						X
Real Estate Investment Trust Risk (REIT)						X
Small and Medium Capitalization Risk					X	X	X
Stock Market Risk			X		X	X	X

Risks	Dunham International Stock Fund	Dunham Large Cap Value Fund	Dunham Small Cap Value Fund	Dunham Large Cap Growth Fund	Dunham Emerging Markets Stock Fund	Dunham Small Cap Growth Fund
Call or Redemption Risk
Credit Risk
Default Risk
Derivatives Risk	X	X	X	X	X	X
Economic Risk
Emerging Markets Risk	X				X
Foreign Investing	X				X
Industry/Sector Risk	X	X	X	X	X	X
Interest Rate Risk
Leveraging Risk
Liquidity Risk	X		X		X	X
Lower-rated Securities Risk
Management Risk	X	X	X	X	X	X
Non-Diversification Risk				X
Portfolio Turnover Risk	X		X	X	X	X
Prepayment Risk
Real Estate Industry Concentration Risk
Real Estate Investment Trust Risk (REIT)
Small and Medium Capitalization Risk	X	X	X	X	X	X
Stock Market Risk	X	X	X	X	X	X

Call or Redemption Risk - As interest rates decline, issuers of high yield bonds may exercise redemption or call provisions. This may force the Fund to redeem higher yielding securities and replace them with lower yielding securities with a similar risk profile. This could result in a decreased return.

Credit Risk – Issuers of fixed income securities may default on interest and principal payments due to the Fund. Generally, securities with lower debt ratings have speculative characteristics and have greater risk the issuer will default on its obligation. Fixed-income securities rated in the fourth classification by Moody’s (Baa) and S&P (BBB) have speculative characteristics and changes in economic conditions or other circumstances are more likely to lead to a weakened capacity of those issuers to make principal or interest payments, as compared to issuers of more highly rated securities.

Default Risk - Investments in fixed-income securities are subject to the risk that the issuer of the security could default on its obligations, causing the Fund to sustain losses on those investments.  A default could impact both interest and principal payments.  High yield fixed-income securities (commonly known as “junk bonds”) are considered speculative with respect to the issuer’s capacity to pay interest and repay principal in accordance with the terms of the obligations.  This means that, compared to issuers of higher rated securities, issuers of medium and lower rated securities are less likely to have the capacity to pay interest and repay principal when due in the event of adverse business, financial or economic conditions and/or may be in default or not current in the payment of interest or principal. The market values of medium and lower-rated securities tend to be more sensitive to company-specific developments and changes in economic conditions than higher-rated securities. The companies that issue these securities often are highly leveraged, and their ability to service their debt obligations during an economic downturn or periods of rising interest rates may be impaired. In addition, these companies may not have access to more traditional methods of financing, and may be unable to repay debt at maturity by refinancing. The risk of loss due to default in payment of interest or principal by these issuers is significantly greater than with higher rated securities because medium and lower rated securities generally are unsecured and subordinated to senior debt.

Default, or the market’s perception that an issuer is likely to default, could reduce the value and liquidity of securities held by the Fund, thereby reducing the value of your investment in Fund shares. In addition, default may cause the Fund to incur expenses in seeking recovery of principal or interest on its portfolio holdings.

Derivatives Risk - When a Sub-Adviser uses margin, leverage, short sales and other forms of financial derivatives, such as options and futures, an investment in the Fund may be more volatile than investments in other mutual funds.  Although the intention is to use such derivatives to minimize risk to the Fund, as well as for speculative purposes, there is the possibility that derivative strategies will not be used or that improper implementation of derivative strategies or unusual market conditions could result in significant losses to the Fund.

Derivatives are used to limit risk in the Fund or to enhance investment return and have a return tied to a formula based upon an interest rate, index, price of a security, or other measurement.  Derivatives involve special risks, including:  (1) the risk that interest rates, securities prices and currency markets will not move in the direction that a portfolio manager anticipates; (2) imperfect correlation between the price of derivative instruments and movements in the prices of the securities, interest rates or currencies being hedged; (3) the fact that skills needed to use these strategies are different than those needed to select portfolio securities; (4) the possible absence of a liquid secondary market for any particular instrument and possible exchange imposed price fluctuation limits, either of which may make it difficult or impossible to close out a position when desired; (5) the risk that adverse price movements in an instrument can result in a loss substantially greater than the Fund’s initial investment in that instrument (in some cases, the potential loss is unlimited);  (6) particularly in the case of privately-negotiated instruments, the risk that the counterparty will not perform its obligations, or that penalties could be incurred for positions held less then the required minimum holding period, which could leave the Fund worse off than if it had not entered into the position; and (7) the inability to close out certain hedged positions to avoid adverse tax consequences.  In addition, the use of derivatives for non-hedging purposes (that is, to seek to increase total return) is considered a speculative practice and may present an even greater risk of loss than when used for hedging purposes.

Economic Risk - High yield bonds have historically been found to be more sensitive to adverse economic changes or individual corporate developments than higher-rated investments.  Thus, an economic downturn could disrupt the market for high yield bonds and adversely affect the value of outstanding bonds and the ability of issuers to repay principal and interest.

Emerging Markets Risks – In addition to the risks generally associated with investing in foreign securities, countries with emerging markets also may have relatively unstable governments, social and legal systems that do not protect shareholders, economies based on only a few industries, and securities markets that trade a small number of issues.

Foreign Investing - Investing in foreign companies may involve more risks than investing in U.S. companies. These risks can increase the potential for losses in the Fund and may include, among others, currency risks (fluctuations in currency exchange rates and the new euro currency), country risks (political, diplomatic, regional conflicts, terrorism, war, social and economic instability, currency devaluations and policies that have the effect of limiting or restricting foreign investment or the movement of assets), different trading practices, less government supervision, less publicly available information, limited trading markets and greater volatility.

Industry/Sector Risk – This is the risk of investments in a particular industry or industry sector. Market or economic factors affecting that industry could have a major effect on the value of Fund’s investments.

Interest Rate Risk – Debt securities have varying levels of sensitivity to changes in interest rates. In general, the price of a debt security may fall when interest rates rise. Securities with longer maturities may be more sensitive to interest rate changes. Certain corporate bonds and mortgage-backed securities may be significantly affected by changes in interest rates. Some mortgage-backed securities may have a structure that makes their reaction to interest rates and other factors difficult to predict, making their value highly volatile.  Because zero coupon securities do not make interest payments, they are considered more volatile than bonds making periodic payments. When interest rates rise, zero coupon securities fall more sharply than interest paying bonds. However, zero coupon securities rise more rapidly in value when interest rates drop.

Leveraging Risk - The use of leverage, such as borrowing money to purchase securities, engaging in reverse repurchase agreements, lending portfolio securities and engaging in forward commitment transactions, will magnify the Fund's gains or losses.

Liquidity Risk - The secondary markets for high yield securities are not as liquid as the secondary markets for higher-rated securities. Relatively few market makers characterize the secondary markets for high yield debt securities, and the trading volume for high yield debt securities is generally lower than that for higher-rated securities. Accordingly, these secondary markets (generally or for a particular security) could contract under real or perceived adverse market or economic conditions. These factors may have an adverse effect on the Fund’s ability to dispose of particular portfolio investments and may limit the ability of the Fund to obtain accurate market quotations for purposes of valuing securities and calculating net asset value. Less liquid secondary markets also may affect the Fund’s ability to sell securities at their fair value. The Fund may invest in illiquid securities, which are more difficult to value and to sell at fair value. If the secondary markets for high yield debt securities contract due to adverse economic conditions or for other reasons, certain liquid securities in the Fund’s portfolio may become illiquid, and the proportion of the Fund’s assets invested in illiquid securities may increase.

Lower-rated Securities – Securities rated below investment-grade, sometimes called “high yield” or “junk” bonds, generally have more credit risk than higher-rated securities. Companies issuing high yield fixed-income securities are not as strong financially as those issuing securities with higher credit ratings. These companies are more likely to encounter financial difficulties and are more vulnerable to changes in the economy, such as a recession or a sustained period of rising interest rates, which could affect their ability to make interest and principal payments. If an issuer stops making interest and/or principal payments, payments on the securities may never resume. These securities may be worthless and the Fund could lose its entire investment.

Management Risk – Each Fund is subject to management risk because it is an actively managed investment portfolio. The Adviser and Sub-Adviser will apply its investment techniques and risk analyses in making investment decisions for the Funds, but there is no guarantee that its decisions will produce the intended result.

Non-Diversification Risk – A Fund that is a non-diversified investment company means that more of a Fund’s assets may be invested in the securities of a single issuer than a diversified investment company. This may make the value of a Fund’s shares more susceptible to certain risk than shares of a diversified investment company. As a non-diversified fund, the Fund has a greater potential to realize losses upon the occurrence of adverse events affecting a particular issuer.

Portfolio Turnover Risk - The frequency of a Portfolio’s transactions will vary from year to year. Increased portfolio turnover may result in higher brokerage commissions, dealer mark-ups and other transaction costs and may result in taxable capital gains. Higher costs associated with increased portfolio turnover may offset gains in a Portfolio’s performance.

Prepayment Risk – Certain types of pass-through securities, such as mortgage-backed securities, have yield and maturity characteristics corresponding to underlying assets. Unlike traditional debt securities, which may pay a fixed rate of interest until maturity when the entire principal amount comes due, payments on certain mortgage-backed securities include both interest and a partial payment of principal. Besides the scheduled repayment of principal, payments of principal may result from voluntary prepayment, refinancing, or foreclosure of the underlying mortgage loans.  For example, when interest rates fall, principal will generally be paid off faster, since many homeowners will refinance their mortgages.

Real Estate Industry Concentration Risk - By concentrating in a single sector, the Fund carries much greater risk of adverse developments in that sector than a fund that invests in a wide variety of industries. Real estate values rise and fall in response to a variety of factors, including local, regional and national economic conditions, interest rates and tax considerations. When economic growth is slow, demand for property decreases and prices may decline. Property values may decrease because of overbuilding, increases in property taxes and operating expenses, changes in zoning laws, environmental regulations or hazards, uninsured casualty or condemnation losses, or a general decline in neighborhood values.

Real Estate Investment Trust Risk (REIT) - Equity REITs may be affected by any changes in the value of the properties owned and other factors, and their prices tend to go up and down. A REIT’s performance depends on the types and locations of the properties it owns and on how well it manages those properties. A decline in rental income may occur because of extended vacancies, increased competition from other properties, tenants’ failure to pay rent or poor management. A REIT’s performance also depends on the company’s ability to finance property purchases and renovations and manage its cash flows. Because REITs typically are invested in a limited number of projects or in a particular market segment, they are more susceptible to adverse developments affecting a single project or market segment than more broadly diversified investments.

Small and Medium Capitalization Risk – The Fund’s investments in smaller and medium-sized companies carry more risks than investments in larger companies. Companies with small and medium size market capitalization often have narrower markets, fewer products or services to offer and more limited managerial and financial resources than do larger, more established companies. Investing in lesser-known, small and medium capitalization companies involves greater risk of volatility of the Fund’s net asset value than is customarily associated with larger, more established companies. Often smaller and medium capitalization companies and the industries in which they are focused are still evolving and, while this may offer better growth potential than larger, more established companies, it also may make them more sensitive to changing market conditions. Small cap companies may have returns that can vary, occasionally significantly, from the market in general.

Stock Market Risk - Stock markets can be volatile. In other words, the prices of stocks can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions.  The Fund’s investments may decline in value if the stock markets perform poorly.  There is also a risk that the Fund’s investments will under perform either the securities markets generally or particular segments of the securities markets.

Performance of the Funds

Because the Funds have recently commenced investment operations, no performance information is available for the Funds at this time. In the future, performance information will be presented in this section. Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually.

Fees and Expenses of the Funds

The following table describes the shareholder fees and annual fund operating expenses that you may pay if you buy and hold Class C shares of the Funds.

Shareholder Fees are those paid directly from your investment and may include sales loads or redemption and exchange fees.  Each Fund is front-end or back-end load free, so you generally will not pay any shareholder fees when you buy or sell Class C shares of the Funds.

Annual Fund Operating Expenses are paid out of a Fund’s assets and include fees for portfolio management, maintenance of shareholder accounts, shareholder servicing, accounting and other services.  You do not pay these fees directly but, as the example shows, these costs are borne indirectly by all shareholders.

	Dunham Short-Term Bond Fund	Dunham Corporate/ Government Bond Fund	Dunham Total Return Bond Fund	Dunham High-Yield Bond Fund	Dunham Market Neutral Fund
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge on Purchases of Shares (as a % of offering price)	NONE	NONE	NONE	NONE	NONE
Maximum Sales Charge on Reinvested Dividends / Distributions (as a % of offering price)	NONE	NONE	NONE	NONE	NONE
Redemption Fee	NONE	NONE	NONE	NONE	NONE
Exchange Fee	NONE	NONE	NONE	NONE	NONE
Annual Fund Operating Expenses (expenses that are deducted from Fund assets)
Management Fees (1)	0.80%	0.83%	0.80%
Distribution Fees (Rule 12b-1 Expenses)	0.50%	0.50%	0.50%	0.50%	0.75%
Shareholder Service Fees	0.25%	0.25%	0.25%	0.25%	0.25%
Other Expenses (2)	0.53%	0.65%	1.29%
Total Annual Fund Operating Expenses	2.08%	2.23%	2.84%

	Dunham Real Estate Stock Fund	Dunham Convertible & Growth Fund	Dunham International Stock Fund	Dunham Large Cap Value Fund	Dunham Small Cap Value Fund
Shareholder Fees (fees paid directly from you investment)
Maximum Sales Charge on Purchases of Shares (as a % of offering price)	NONE	NONE	NONE	NONE	NONE
Maximum Sales Charge on Reinvested Dividends/ Distributions (as a % of offering price)	NONE	NONE	NONE	NONE	NONE
Redemption Fee on	NONE	NONE	NONE	NONE	NONE
Exchange Fee	NONE	NONE	NONE	NONE	NONE
Annual Fund Operating Expenses (expenses that are deducted from Fund assets)
Management Fees (1)	1.25%	1.40%	1.15%	1.10%	1.40%
Distribution Fees (Rule 12b-1 Expenses)	0.75%	0.75%	0.75%	0.75%	0.75%
Shareholder Service Fees	0.25%	0.25%	0.25%	0.25%	0.25%
Other Expenses (2)	1.29%	0.83%	0.99%	0.70%	0.99%
Total Annual Portfolio Operating Expenses	3.54%	3.23%	3.14%	2.80%	3.39%

	Dunham Large Cap Growth Fund	Dunham Emerging Markets Stock Fund	Dunham Small Cap Growth Fund

Maximum Sales Charge on Purchases of Shares (as a % of offering price)	NONE	NONE	NONE
Maximum Sales Charge on Reinvested Dividends/ Distributions (as a % of offering price)	NONE	NONE	NONE
Redemption Fee	NONE	NONE	NONE
Exchange Fee	NONE	NONE	NONE
Annual Fund Operating Expenses (expenses that are deducted from Fund assets)
Management Fees (1)	1.15%	1.30%	1.40%
Distribution Fees (Rule 12b-1 Expenses)	0.75%	0.75%	0.75%
Shareholder Service Fees	0.25%	0.25%	0.25%
Other Expenses (2)	0.70%	1.29%	0.83%
Total Annual Portfolio Operating Expenses	2.85%	3.59%	3.23%

(1)

Each Fund pays the Adviser a fee for its services that is computed daily and paid monthly at an annual rate based on the value of the average daily net assets of the Fund. The fees of each Sub-Adviser are paid by the Adviser. The nature of the services provided to, and the aggregate management fees paid by each Fund are described under “Investment Adviser.”

(2)

These expenses, which include custodian, administration, transfer agency, and other customary fund expenses, are based on estimated amounts for each Fund’s current fiscal year.

Example

This example is intended to help you compare the cost of investing in Class C shares of the Funds with the cost of investing in other mutual funds.  This example shows what expenses you could pay over time. The example assumes that you invest $10,000 in Class C shares of a Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year, you reinvest all dividends and capital gain distributions and that the Funds’ operating expenses remain the same.  Although your actual costs may be higher or lower, the table below shows your costs at the end of each period based on these assumptions.

	Dunham Short-Term Bond Fund	Dunham Corporate/ Government Bond Fund	Dunham Total Return Bond Fund	Dunham High-Yield Bond Fund	Dunham Market Neutral Fund
YEAR
1	$211	$226	$287
3	$652	$697	$880

	Dunham Real Estate Stock Fund	Dunham Convertible & Growth Fund	Dunham International Stock Fund	Dunham Large Cap Value Fund	Dunham Small Cap Value Fund
YEAR
1	$357	$326	$317	$283	$342
3	$1,085	$995	$969	$868	$1,042

	Dunham Large Cap Growth Fund	Dunham Emerging Markets Stock Fund	Dunham Small Cap Growth Fund
YEAR
1	$228	$362	$326
3	$883	$1,100	$995

Management of the Funds

Investment Adviser

Dunham & Associates Investment Counsel, Inc. (the “Adviser”), located at 123 Camino De La Reina, Suite 100 South, San Diego, CA 92108, serves as the Funds Investment Adviser. The Adviser is a registered broker dealer under the Securities Exchange Act of 1934, as amended, and a registered investment adviser under the Investment Advisers Act of 1940, as amended.

The Adviser has overall supervisory responsibility for the general management and investment of each Fund’s securities portfolio, and subject to review and approval by the Board of Trustees:

a)

sets the Fund’s overall investment objectives;

b)

evaluates, selects and recommends sub-advisers to manage the Fund’s assets;

c)

monitors and evaluates the performance of sub-advisers, including their compliance with the investment objectives, policies, and restrictions of the Funds; and

d)

implements procedures to ensure that the sub-advisers comply with the Funds’ investment objectives, polices and restrictions.

The Adviser, subject to the review and approval of the Board of Trustees of the Trust, selects sub-advisers for each Fund and supervises and monitors the performance of each sub-adviser. The Trust has applied for an exemptive order (the “Order”) from the SEC that permits the Adviser, with Board of Trustees approval, to enter into sub-advisory agreements with sub-advisers without obtaining shareholder approval.

The Order also would permit the Adviser, subject to the approval of the Board of Trustees, to replace sub-advisers or amend sub-advisory agreements, including fees, without shareholder approval whenever the Adviser and the Trustees believe such action will benefit a Fund and its shareholders.  There is no guarantee that the SEC will grant the Order.

The Adviser has entered into a sub-advisory agreement with each Sub-Adviser and compensates each Sub-Adviser out of the investment advisory fees it receives from the applicable Fund. The total amount of investment management fees payable by each Fund to the Adviser may not be changed without shareholder approval.

Fund	Management Fees
Dunham Short-Term Bond Fund	0.80%
Dunham Corporate/Government Bond Fund	0.83%
Dunham Total Return Bond Fund	0.80%
Dunham High-Yield Bond Fund
Dunham Market Neutral Fund
Dunham Real Estate Stock Fund	1.25%
Dunham Convertible & Growth Fund	1.40%
Dunham International Stock Fund	1.15%
Dunham Large Cap Value Fund	1.10%
Dunham Small Cap Value Fund	1.40%
Dunham Large Cap Growth Fund	1.15%
Dunham Emerging Markets Stock Fund	1.30%
Dunham Small Cap Growth Fund	1.40%

Sub-Advisers

The following set forth certain information about each of the Sub-Advisers and Portfolio Managers:

[Dunham Short-Term Bond Fund – Sub-Adviser information to be inserted here]

Dunham Corporate/Government Bond Fund

Seneca Capital Management LLC (“Seneca”), an independently operated investment management firm located at 909 Montgomery Street, Suite 500, San Francisco, California, 94133, founded in 1989, serves as the Sub-Adviser to the Dunham Corporate/Government Bond Fund. Seneca consists of 110 employees, including 41 investment professionals, of which the fixed income team consists of 26. As of December 31, 2003, Seneca had approximately $14.2 billion in assets under management for a national and international client base including individuals and institutions.

Seneca’s investment process consists of analyzing and evaluating the entire spectrum of fixed income securities. Portfolio duration is targeted in narrow bands around fixed-income benchmark duration. Returns are enhanced by inclusion of the non-investment grade and/or non-U.S. securities on an opportunistic basis. The selection of individual securities for purchase or sale is dependent on both internal research and analysis of published data. Value is added in four ways: disciplined interest rate anticipation, sector rotation, issue selection and trading opportunities.

The following individuals manage the Dunham Corporate/Government Bond Fund:

Gail P. Seneca, Ph.D.

Chief Investment Officer and Managing Partner

Ms. Seneca has a distinguished record of professional experience in the financial services industry. Before founding Seneca in 1989, she served as Senior Vice President of the Asset Management Division of Wells Fargo Bank, where she managed more than $10 billion of assets. Before Wells Fargo, Ms. Seneca was chief investment strategist for Chase Lincoln First Bank.

Ms. Seneca attended New York University where she earned a BA, an MA and a Ph.D. Ms. Seneca serves on the Investment Committee of the San Francisco Foundation, the PG&E Nuclear Decommissioning Trust Committee and is a trustee of the Golden Gate National Park Association and the Fine Arts Museum of San Francisco.

Albert Gutierrez, CFA, CIO

Senior Fixed Income Portfolio Manager and Principal

Prior to joining Seneca as Chief Investment Officer of Fixed Income Assets, Mr. Gutierrez headed portfolio management, trading and investment systems at American General Investment Management where he was responsible for $75 billion in client assets. He held a similar role at Conseco Capital for twelve years prior to that assignment. His portfolio management experience is broad, and includes total rate of return mandates in all fixed income sectors, collateralized debt obligations, and specialized and structured mandates. He began his career on Wall Street, where he held successive roles in credit research, systems design and trading.

Mr. Gutierrez holds a degree in Economics from the Wharton School and is a Chartered Financial Analyst charter holder.

Dunham Total Return Bond Fund

Fixed Income Management Group, Inc. (“FIMGI”), an independently registered investment adviser founded in 1983 by Richard Ganz. FIMGI serves as the Sub-Adviser to the Dunham Total Return Bond Fund and is located at 445 Broadhollow Road, Suite 400, Melville, New York, 11747. As of December 31, 2003, FIMGI had approximately $50 million in assets under management.

FIMGI’s investment process consists of actively managing the portfolio in response to changes in the business cycle. FIMGI seeks to identify and respond to phases in the business cycle and to shift the portfolio’s investments among different market sectors, coupons and maturities in a manner which it believes will achieve the investment objectives, taking into account the volatility and fluctuations associated with investing in a portfolio of long-term fixed-income securities. In times when interest rates are rising, the strategies utilized will likely under-perform bond benchmarks. However, when interest rates fall, the strategies should over-perform bond indices, compensating for the under-performance during a rising interest rate environment.

The following individuals manage the Dunham Total Return Bond Fund:

Richard Ganz

President and Portfolio Manager

Mr. Ganz has over 34 years of experience exclusively in the area of fixed-income securities, having worked with several of the largest financial institutions in the United States. He has helped counsel major banks and thrift institutions in the development and implementation of bond strategies. Mr. Ganz has been on numerous television and radio programs and is often quoted in financial publications.

Leonard Katz

Portfolio Manager

Mr. Katz has nearly 20 years of experience in the fixed income markets as an adviser, strategist and portfolio manager for individuals and corporations. Mr. Katz first trained with the municipal and government bond traders at the corporate headquarters of Bevil, Bressler & Schulman, Inc. (“BBS”), one of the largest fixed income firms at the time with over 500 financial advisers. After BBS, Mr. Katz moved to Smith Barney Harris Upham & Company, followed by Butcher Singer & Company.

[Dunham High-Yield Bond Fund – Sub-Adviser information to be inserted here]

[Dunham Market Neutral Fund – Sub-Adviser information to be inserted here]

Dunham Real Estate Stock Fund

ING Clarion Real Estate Securities (“Clarion”), 259 North Radnor-Chester Road, Suite 205, Radnor, Pennsylvania, 19087, is the Sub-Adviser to the Dunham Real Estate Stock Fund. Clarion is an active equity investment adviser specializing in real estate securities portfolio for institutional and individual investors. Clarion and affiliate Clarion Partners, a national direct property investment adviser, managed over $14.4 billion in combined assets as of December 31, 2003. Clarion and Clarion Partners are wholly owned subsidiaries of ING Group of The Netherlands.

Clarion seeks total return through a combination of income and long-term growth of capital by investing primarily in income-producing equity securities of companies principally engaged in the U.S. real estate industry. By combining bottom-up fundamental research of companies with a research driven top-down asset allocation, Clarion seeks to deliver total return by identifying good individual company value and by repositioning portfolios to be invested in companies with the best property types and geographic regions based on current real estate market conditions.

The following individuals manage the Dunham Real Estate Stock Fund:

Kenneth D. Campbell

Managing Director and Co-Chief Investment Officer

Mr. Campbell chairs the committee responsible for establishing investment policy and shares responsibility for day-to-day management of the portfolios and account control with Mr. Ferguson. He has more than 33 years experience investing in real estate securities. In 1969 he founded Audit Investments, Inc., a Registered Investment Adviser. Through Audit, he has managed real estate securities portfolios since 1981 for a select number of institutional and individual accounts. Mr. Campbell is an MBA graduate with distinction from New York University with a BA from Capital University.

T. Ritson Ferguson, CFA

Managing Director and Co-Chief Investment Officer

Mr. Ferguson provides oversight of the firm’s operations, shares responsibility for the day-to-day management of the portfolios with Mr. Campbell and is a member of the investment committee. Previously with Radnor Advisers and Trammell Crow Company, he has extensive direct investment experience having been involved in all facets of the analysis, acquisition and management of commercial real estate. Mr. Ferguson is an honors MBA graduate of Wharton School (University of Pennsylvania) and from Duke University with a BS in Computer Science/Economics. He is a member of the Society of Financial Analysts of Philadelphia and the Association for Investment Management and Research (AIMR) and has received a Chartered Financial Analyst designation.

Dunham Convertible & Growth Fund

Calamos® Asset Management, Inc. (“Calamos”), 1111 East Warrenville Road, Naperville, Illinois, 60563, is the Sub-Adviser to the Dunham Convertible & Growth Fund. Calamos has specialized in security research and money management since 1977. Calamos managed $23.5 billion as of December 31, 2003.

Calamos invests primarily in a diversified portfolio of convertible, equity and fixed-income securities with equal emphasis placed on capital appreciation and current income. Calamos seeks convertible securities that they believe will share in the underlying stock’s potential for capital appreciation while offering relatively high, consistent income through all phases of a market cycle. Calamos research/investment process consists of four major steps: credit analysis, equity analysis, convertible analysis and analysis of the overall portfolio. Focusing on the main value drivers in the marketplace, most notable long-term sustainable earning power and cash flow return on capital, the management team strives to create a portfolio with a reasonable risk/reward trade-off.

The following individuals manage the Dunham Convertible & Growth Fund:

John P. Calamos

President & Chief Investment Officer

John P. Calamos, Founder of Calamos, has pioneered investment strategies, specializing in investment research and portfolio management of convertible securities for major institutional and individual investors throughout the country. Spanning more than 20 years, his experience includes a long and successful history of using convertibles and hedging techniques designed to control risk and stabilize the asset base during volatile market periods. Mr. Calamos received his undergraduate degree in Economics and MBA in Finance from the Illinois Institute of Technology. After graduation, he joined the United States Air Force. He served as a combat pilot during the Vietnam War, earning the rank of Major.

Nick P. Calamos, CFA

Managing Director, Senior Executive Vice President & Senior Portfolio Manager

Nick P. Calamos oversees research and portfolio management for Calamos. Since 1983, his experience has centered on convertible securities investment. Mr. Calamos has been instrumental in developing the Calamos Convertible Research System (CCRS), a sophisticated, proprietary research system that monitors and scans the entire convertible market for the best available investment opportunities. He received his undergraduate degree in Economics from Southern Illinois University and an MS in Finance from Northern Illinois University. A Chartered Financial Analyst, Mr. Calamos is a member of the Investment Analysts Society of Chicago.

Dunham International Stock Fund

BPI Global Asset Management, LLP (“BPI”), 1900 Summit Tower Boulevard, Suite 450, Orlando, Florida, 32810, is the Sub-Adviser to the Dunham International Stock Fund. BPI was established in 1997 as a joint venture partner with one of Canada’s leading mutual fund companies, C.I. Fund Management Inc., which had over $35 billion under management as of January 31, 2004. BPI has approximately $5.0 billion in assets under management as of December 31, 2003.

BPI invests primarily in developed foreign markets using a value-oriented investment approach. BPI uses a decision process that includes segmenting over 7,000 companies into industry groups. Through detailed bottom-up analysis, they identify quality companies that are undervalued relative through their global peers. Using on-going rigorous fundamental analysis, BPI attempts to identify the best opportunities and constructs a portfolio based on strict buy and sell targets.

The following individuals manage the Dunham International Stock Fund:

Daniel R. Jaworski, CFA

Chief Investment Officer and Managing Director

Mr. Jaworski has more than 15 years experience in managing international equity portfolios. Before co-founding BPI in 1997, Mr. Jaworski was Managing Director of International Portfolio Management and Research and Senior Portfolio Manager at STI Capital Management/Sun Trust Inc. Prior to Joining STI, he held positions as an international portfolio manger at Lazard Freres Asset Management and at Principal Financial Group/Invista Capital Management. Mr. Jaworski holds the Chartered Financial Analyst designation and an MBA from the University of Minnesota, and a BA in economics and computer science from Concordia College in Moorhead, Minnesota.

Pablo Salas

Managing Director and Portfolio Manager

Mr. Salas, one of BPI’s founding partners, has more than 17 years experience in managing equity portfolios in international and emerging markets. Mr. Salas’ responsibilities include the research, analysis, and strategy associated with international holdings managed by BPI. Mr. Salas began his career at NationsBank, where he managed part of a $1.5 billion U.S. emerging markets debt portfolio. His experience also includes positions at Principal Financial Group/Invista Capital Management and Lazard Freres Asset Management, where he managed emerging markets equities. Mr. Salas holds an MBA from the University of Wisconsin and a BA from Indiana University.

Dunham Large Cap Value Fund

C.S. McKee, L.P., a 100% employee owned firm located at One Gateway Center, 8th Floor, Pittsburgh, Pennsylvania, 15222, founded in 1931, serves as the Sub-Adviser to the Dunham Large Cap Value Fund. A team of six individuals averaging over 15 years of investment experience makes investment decisions. As of December 31, 2003, C.S. McKee, L.P. had approximately $3.0 billion in assets under management.

C.S. McKee, L.P. uses an active bottom-up stick selection process for investing in large cap value stocks, emphasizing those believed to be statistically undervalued while exhibiting attractive earnings dynamics. The firm’s analysts screen each industry using a combination of fundamental, technical, and risk assessment models.

The following individual manages the Dunham Large Cap Value Fund:

Gregory M. Melvin, CFA

Chief Investment Officer

Mr. Melvin has over 20 years of investment research and portfolio management experience. Mr. Melvin’s track record includes 15 years as a senior portfolio manager and Investment Policy Committee member at Federated Investors, where he managed funds across multiple disciplines that consistently ranked at or near the top of their peer universes. A team of six individuals averaging over 14 years of investment experience makes investment decisions.

Dunham Small Cap Value Fund

Babson Capital Management LLC (“Babson”), One Memorial Dr., Cambridge, MA 02142-1300, founded in 1940, serves as the Sub-Adviser to the Dunham Small Cap Value Fund. Babson began managing domestic equity accounts for U.S. clients in 1968. In 1995, Babson became an independent subsidiary of Massachusetts Mutual Life Insurance Company (“MassMutual”). As of December 31, 2003, MassMutual had approximately $82 billion in assets under management.

Babson uses a fundamental bottom-up stock selection process with an investment time horizon of 3 to 5 years. Babson invests in a diversified portfolio of equity securities of small companies generally having the following characteristics: (i) sustainable competitive advantage, (ii) strong management, (iii) long product cycle, (iv) pricing flexibility, and (v) smallness as a competitive advantage. Targeted companies are expected to have high-sustained return on investment with above average earnings per share.

The following individuals manage the Dunham Small Cap Value Fund:

Paul S. Szczygiel, CFA

Managing Director, Portfolio Manager

Mr. Szczygiel has been with Babson since 1996. From 1994 to 1996, he was Vice President at Concert Capital Management, Inc. Before that, he was an Associate Director with Bear Stearns. He received an MBA degree in 1984 from the Clark University. He holds the Chartered Financial Analyst designation

Robert K. Baumbach, CFA

Managing Director, Portfolio Manager

Mr. Baumbach has been with Babson since 1999. From 1994 to 1999, he was Senior Vice President at Putnam Investments. Before that, he was Vice President of Keystone Custodian Funds. He received an MS degree in 1985 from the University of Baltimore. He holds the Chartered Financial Analyst designation.

Dunham Large Cap Growth Fund

Baring Asset Management, Inc. (“Baring”), 125 High Street, Suite 2700, Boston, Massachusetts, 02110, serves as the Sub-Adviser to the Dunham Large Cap Growth Fund. Baring is a global asset management firm headquartered in London with major investment offices in Boston, Hong Kong, and Tokyo. Baring is a wholly owned subsidiary of ING Group, a publicly traded Dutch company with worldwide banking and insurance subsidiaries. The U.S. equity management team, based in Boston, has eight specialists with over 162 years of combined experience. As of December 31, 2003, ING Group had approximately $35.3 billion in assets under management.

Baring invests primarily in large capitalization growth stocks. Baring seeks to find and exploit undervalued and unrecognized growth opportunities and to invest before that growth is reflected in prices. Baring uses the following four-step process to select holdings for the portfolio: (i) Screening – proprietary models screen for growth and valuation characteristics, (ii) Fundamental Analysis – identify investable themes, analyze industry and company fundamentals, confirmation of valuation characteristics obtained through initial screening and procedure, (iii) Portfolio Construction – evaluate relative return potential, tailor risk through stock and sector weightings, and (iv) Implementation – efficient trade execution.

The following individuals manage the Dunham Large Cap Growth Fund:

David Brennan

Chairman and Chief Executive Officer, Investment Management Group-London and Baring Asset Management Holdings Ltd.

Mr. Brennan was appointed Chairman and Chief Executive of Baring in 2002. He joined Baring in Hong Kong in 1988, having lived in Asia since 1982. During his tenure at Baring, David has held the positions of Managing Director of Baring Asset Management (Asia) Limited, Chairman of the Pacific Division, Chairman of the Pacific Policy Group, and leader of their Asia Pacific Equity Specialist Investment Team. In 1997, Mr. Brennan re-located to London and was appointed Chief Executive Officer of the Investment Management Group. Mr. Brennan was appointed Deputy Chairman of Baring Asset Management Holdings in 2001 and became the Chairman and CEO of the firm during the second quarter of 2002. Prior to Baring, he worked for Bankers Trust and Kidder Peabody in New York, Singapore and Hong Kong, and he has over 20 years of industry experience. Mr. Brennan has a law degree from Oxford University and studied International Finance at New York University’s Stern Graduate School of Business.

William Thomas, CFA

Leader, U.S. Equity Specialist Team-Boston

Mr. Thomas became the Head of the U.S. Equity Team in April 1999. He was appointed the Co-Leader of the U.S. Equity Team during 1998, sharing the responsibility of leading the team with Will Braman. As one of the senior investment managers, he was a chief architect of the U.S. Equity team’s rigorous investment process. He has chaired the U.S. Equity Investment Committee for the past eight years. In 1994, he was appointed Deputy Head of the U.S. Equity Specialist Team. He has specific research responsibilities for aerospace and defense, producer durables, pollution control and transportation sectors. He joined Baring in 1987 as a portfolio manager. Mr. Thomas is an honors graduate of Norwich University, received his MBA from the Amos Tuck School of Business Administration, and received his Chartered Financial Analyst designation in 1977.

Dunham Emerging Markets Stock Fund

Van Eck Global (“Van Eck”), 99 Park Avenue, 8th Floor, New York, New York, 10016, serves as the Sub-Adviser to the Dunham Emerging Markets Fund. Van Eck is a privately owned company. As of December 31, 2003, Van Eck had approximately $1.6 billion in assets under management.

Van Eck invests in Emerging Markets stocks located primarily in Latin America, Asia (excluding Japan), Eastern Europe and Africa. Van Eck uses a “growth at a reasonable price” approach to investing. The companies in the portfolio are projected to have a higher return on equity relative to that of similar companies. Van Eck uses a top-down approach for regional asset allocation to help control risk. A bottom-up approach is then used to find stocks with projected high, sustainable growth rates that are trading at reasonable valuation levels.

The following individual manages the Dunham Emerging Markets Stock Fund:

David A. Semple

Co-Portfolio Manager, Director

Ranked one of the top strategists in Asia by Institutional Investor in 1996, Mr. Semple joined Van Eck as a Director in 1998. Prior to joining Van Eck, Mr. Semple was a Regional Strategist at Peregrine Brokerage. He joined Peregrine in 1993 after serving as Head of Emerging Markets at Murray Johnstone, a United Kingdom investment management company. At Murray Johnstone, he also was an investment manager specializing in Asian equity markets. Mr. Semple graduated with an Honors degree in Law and a Diploma in Legal Practice from the University of Edinburgh. He became an Associate of the Institute of Investment Management and Research (AIIMR) in 1993.

Dunham Small Cap Growth Fund

SEB Asset Management America Inc. (“SEB”), 263 Tresser Blvd., 10th Floor, Stamford, Connecticut, 06901, founded in 1987, serves as the Sub-Adviser to the Dunham Small Cap Growth Fund. SEB is a wholly owned subsidiary of SE Banken; one of the largest financial services groups in the Nordic region. SE Banken has 672 branch offices involved in banking, asset management and insurance with over four million in customers. As of December 31, 2003, SE Banken had approximately $2.0 billion in assets under management.

SEB focuses on small cap growth companies with a market capitalization typically in the $100 million to $1.5 billion range that exhibit a long-term sustainable business model. Companies in the portfolio are generally characterized by: (i) secular growth characteristics, (ii) some level of barrier to entry, (iii) focused management, (iv) high levels of recurring revenue, and (v) a franchise in their markets allowing them to earn attractive levels of return. Targeted companies are expected to grow tope and bottom-line at 20% or more for the next several years. SEB expects to invest in these companies at a discount to their growth rate.

The following individuals manage the Dunham Small Cap Growth Fund:

Jan E. Parsons

Vice President, Chief Equity Investment Officer

Mr. Parsons has been with SEB since 1987 as the Chief Equity Investment Officer. From 1985 to 1987, he was a salesman at Enskilda Securities, London. Prior to that, he was a financial analyst with Sirius Insurance Company, Ltd., Stockholm. He received a Civilekonom degree (equivalent to an MBA) from the University of Stockholm.

Vinay Ved

Equity Investment Manager

Mr. Ved joined SEB in 1994. Prior to joining the firm he served as Assistant Vice President/Equity Analyst of Kidder Peabody Investment Management from 1992 until 1994; as manager for Citicorp Investments from 1991 until 1992; and as an analyst for Lipper Analytical Services from 1988 until 1991. Mr. Ved received his BA from University of Bombay in 1985 and his MBA from PACE University in 1988.

Valuation of Fund Shares

Each Fund’s net asset value (“NAV”) for each class of shares is calculated on each day that the New York Stock Exchange is open. The NAV is the value of a single share of a Fund. The NAV is calculated for each Fund at the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. The NAV is determined by subtracting the total of a Fund’s liabilities from its total assets and dividing the remainder by the number of shares outstanding. The value of a Fund’s total assets is generally based on the market value of the securities that the Fund holds. Fund portfolio securities, which are traded on a national securities exchange, are valued at the last quoted sale price.  NASDAQ traded securities are valued using the NASDAQ official closing price (NOCP).  Certain short-term securities are valued on the basis of amortized cost. If market values are not available, the Adviser will determine the fair value of securities using procedures that the Board of Trustees has approved. The Adviser also may fair value securities whose values may be materially affected by events occurring after the closing of a foreign market but before the close of business of the New York Stock Exchange. In those circumstances where a security’s price is not considered to be market indicative, the security’s valuation may differ from an available market quotation.

The securities markets on which the foreign securities owned by a Fund trade may be open on days that the Fund does not calculate its NAV and thus the value of a Fund’s shares may change on days when shareholders are not able to purchase or redeem shares of the Fund. In computing the NAV of each Fund, a Fund will value any foreign securities held at the closing price on the exchange on which they are traded or if the close of the foreign exchange occurs after 4:00 p.m. Eastern time, a snapshot price will be used. Prices of foreign securities quoted in foreign currencies are translated into U.S. dollars at the London market close. Occasionally, events that affect these values and exchange rates may occur after the close of the exchange on which such securities are traded. If such events materially affect the value of a Fund’s securities, these securities may be valued at their fair value pursuant to procedures adopted by the Trust’s Board of Trustees.

Your Account

Types of Account Ownership

You may buy shares of a Fund at the Fund’s NAV, next determined after you place your order.  If you are making an initial investment in the Funds, you will need to open an account.  You may establish the following types of accounts:  Individual or Joint Ownership, Custodial, Trust, Corporation, Partnerships or Other Legal Entities.

•

Individual or Joint Ownership. One person owns an individual account while two or more people own a joint account.  We will treat each individual owner of a joint account as authorized to give instructions on purchases, sales and exchanges of shares without notice to the other owners.  However, we will require each owner’s signature guarantee for any transaction requiring a signature guarantee.

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Custodial Accounts. A Custodian maintains a Uniform Gifts to Minors Act (UGMA) or Uniform Transfers to Minors Act (UTMA) account for the benefit of a minor.  To open an UGMA or UTMA account, you must include the minor’s social security number on the application.

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Trust.  A trust can open an account.  You must include the name of each trustee, the name of the trust and the date of the trust agreement on the application.

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Business Accounts. Corporations, partnerships and other legal entities also may open an account.  A general partner of the partnership or an authorized officer of the corporation or other legal entity must sign the application and resolution form.

Tax-Deferred Accounts

If you are eligible, you may set up one or more tax-deferred accounts.  A tax-deferred account allows you to shelter your investment income and capital gains from current income taxes.  A contribution to certain of these plans also may be tax deductible.  The types of tax-deferred accounts that may be opened are described below.  Investors should consult their tax adviser or legal counsel before selecting a tax-deferred account.

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Investing for Your Retirement. If you are eligible, you may set up your account under an Individual Retirement Account (IRA) or Roth IRA, Rollover IRA, SEP-IRA, SIMPLE IRA, Keogh Account, or other retirement plan.  Your financial consultant can help you determine if you are eligible.  Distributions from these plans may be subject to income tax and to an additional tax if withdrawn prior to age 591/2 or used for a nonqualifying spouse.

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Traditional and Roth IRAs. Both IRAs allow most individuals with earned income to contribute up to the lesser of $3,000 or 100% of compensation annually.  In addition, IRA holders’ age 50 or older may contribute $500 a year more than these limits.

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Simplified Employee Pension Plan (SEP). This plan allows small business owners (including sole proprietors) to make tax-deductible contributions for themselves and any eligible employee(s).  A SEP requires an IRA (a SEP-IRA) to be set up for each SEP participant.

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Profit Sharing or Money Purchase Pension Plan. These plans are open to corporations, partnerships and small business owners (including sole proprietors) to benefit their employees and themselves.

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Section 403(b)(7) Plan. Employees of educational organizations or other qualifying, tax-exempt organizations may be eligible to participate in a Section 403(b)(7) Plan.

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Coverdell Education Savings Account. This plan allows individuals, subject to certain income limitations, to contribute up to $2,000 annually on behalf of any child under the age of 18.  Contributions are also allowed on behalf of children with special needs beyond age 18.  Distributions are generally subject to income tax if not used for qualified education expenses.

Purchasing Fund Shares

Receipt of Orders

Shares may only be purchased on days the Funds are open for business.  Each Fund may authorize one or more broker/dealers to accept, on its behalf, purchase and redemption orders that are in good order.  In addition, these broker/dealers may designate other financial intermediaries to accept purchase and redemption orders on the Fund’s behalf.  Each Fund reserves the right to refuse any purchase requests, particularly those that would not be in the best interests of the Fund or its shareholders and could adversely affect the Fund or its operations. This includes those from any individual or group who, in a Fund’s view, is likely to engage in, or has a history of, excessive trading.

Minimum Investments

For Class C shares, the initial minimum investment amount for regular accounts is $5,000, and for tax-deferred accounts is $2,000.  The minimum subsequent investment is $100. An account fee of $15 annually will be charged for all non-retirement accounts with a balance below $2,500. The account fee will not be charged if the balance falls below $2,500 due solely to depreciation of the investment. The fee is waived if your total investment amount in all Funds combined is $50,000 or more.

Methods of Buying

	TO OPEN AN ACCOUNT	TO ADD TO AN EXISTING ACCOUNT
By Telephone

You may not use telephone transactions for your initial purchase of a Fund’s shares. If you have elected “Telephone Privileges” on a Fund, you may call that Fund (toll-free) at 1-800-XXX-XXXX to request an exchange into another Fund. (Note: For security reasons, requests by telephone will be recorded.)

See “Exchanging Shares.”

If you have elected “Telephone Privileges” by completing the applicable section of the Account Application Form, call the Fund (toll-free) at 1-800-XXX-XXXX to place your order.  You will then be able to move money from your bank account to your Fund account upon request.  Only bank accounts held at domestic institutions that are Automated Clearing House (“ACH”) members may be used for telephone transactions.  The minimum telephone purchase is $100.

By Mail

Make your check payable to “Dunham Funds.” Forward the check and your application to the address below.  No third party checks will be accepted.  If your check is returned for any reason, a $25 fee will be assessed against your account.

By Regular Mail/Overnight Delivery: Dunham Funds

c/o Gemini Fund Services, LLC

4020 South 147th Street, Suite 2

Omaha, NE 68137

NOTE:  The Funds do not accept cash, money orders, third party checks, credit card checks, traveler’s checks, starter checks, checks drawn on non-U.S. banks outside the U.S. or other checks deemed to be high risk.  The Fund does not consider the U.S. Postal Service or other independent delivery services to be its agents.

Fill out the investment stub from an account statement, or indicate the Fund name and your account number on your check.  Make your check payable to “Dunham Funds.” Forward the check and stub to the address below:

By Regular Mail/Overnight Delivery: Dunham Funds

c/o Gemini Fund Services, LLC

4020 South 147th Street, Suite 2

Omaha, NE 68137

NOTE:  The Funds do not accept cash, money orders, third party checks, credit card checks, traveler’s checks, starter checks, checks drawn on non-U.S. banks outside the U.S. or other checks deemed to be high risk.  The Fund does not consider the U.S. Postal Service or other independent delivery services to be its agents.

By Wire

Forward your application to the address below.  Call (toll-free) 1-800-XXX-XXXX to obtain an account number.  Wire funds using the instructions to the right.

By Regular Mail/Overnight Delivery: Dunham Funds

c/o Gemini Fund Services, LLC

4020 South 147th Street, Suite 2

Omaha, NE 68137

Notify the Fund of an incoming wire by calling (toll-free) 1-800-XXX-XXXX.  Use the following instructions:

First National Bank

Omaha, NE 68102

ABA#

Credit:  “name of fund”

DDA #

FBO:   (name of Fund)

            (class)

            (name/title on the account)

            (account #)

Neither the Funds nor its agent is responsible for the consequences of delays resulting from the banking system or from incomplete wiring instructions.

Automatic Investment Plan

Open a Fund account using one of the previous methods.  If by mail, be sure to include your checking account number on the appropriate section of your application and enclose a voided check with your initial purchase application.

If you did not set up an Automatic Investment Plan with your original application, call the Funds (toll-free) at 1-800-XXX-XXXX. Additional investments (minimum of $100) will be taken from your checking account automatically monthly or quarterly.

Through Your Financial Intermediary	You may contact your financial consultant to purchase shares. Your financial consultant can tell you the time by which you must submit your order to be processed the same day.	You may contact your financial consultant to purchase shares. Your financial consultant can tell you the time by which you must submit your order to be processed the same day.

Redemption of Shares

You have the right to sell (“redeem”) all or any part of your shares.  Selling your shares in a Fund is referred to as a “redemption” because the Fund buys back its shares.  We will redeem your shares at the net asset value next computed following receipt of your redemption request in good order.  See “Payment of Redemption Proceeds” for further information.

Methods of Redemption

Method of Redemption	Redemption Procedures
By Telephone

You may authorize redemption of some or all shares in your account with the Funds by telephoning the Funds at 1-800-XXX-XXXX between 8:30 a.m. and 4:00 p.m. Eastern time on any day the Funds are open.

You will NOT be eligible to use the telephone redemption service if you:

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have declined or canceled your telephone investment privilege;

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wish to redeem shares valued at $50,000 or greater or if you ask us to send the redemption proceeds to an address other than the address of record or to a person other than the registered shareholder(s) for the account;

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must provide supporting legal documents such as a signature guarantee for redemption requests by corporations, trusts and partnerships; or

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wish to redeem from a retirement account.

By Mail

If you are redeeming shares, you may send your redemption request to:

Dunham Funds

c/o Gemini Fund Services, LLC

4020 South 147th Street, Suite 2

Omaha, NE 68137

You must include the following information in your written request:

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a letter of instruction stating the name of the Fund, the number of shares you are redeeming, the names in which the account is registered and your account number;

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other supporting legal documents, if necessary, for redemption requests by corporations, trusts and partnerships;

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a signature guarantee, if necessary.

Request in “Good Order”

For our mutual protection, all redemption requests must include:

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your account number

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the Fund which you are redeeming from

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the dollar or share amount of the transaction

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for mail requests, signatures of all owners EXACTLY as registered on the account and signature guarantees, if required (signature guarantees can be obtained at most banks, credit unions, and licensed securities brokers)

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any supporting legal documentation that may be required

Your redemption request will be processed at the next determined share price (NAV) after we have received all required information.

By Systematic Withdrawal Plan

The Funds offer shareholders a Systematic Withdrawal Plan.  Call the Fund (toll-free) at 1-800-XXX-XXXX to obtain information on how to arrange for regular monthly or quarterly fixed withdrawal payments.  The minimum payment you may receive is $100 per period.  Note that this plan my deplete your investment and affect your income or yield.

Through Your Financial Intermediary	Consult your account agreement for information on redeeming shares.
IMPORTANT NOTE	Once we have processed your redemption request, and a confirmation number has been given, the transaction cannot be revoked .

If you invest through a third party (rather than directly with the Adviser), the policies and fees may be different than those described herein. Banks, brokers, 401(k) plans, financial advisers and financial supermarkets may charge transaction fees and may set different minimum investments or limitations on buying or selling shares. Third parties may receive payments from the Adviser in connection with their offering of Fund shares to their customers, or for other services.  The receipt of such payments could create an incentive for the third party to offer the Fund instead of other mutual funds where such payments are not received.  Please consult a representative of your plan or financial institution for further information.

Payment of Redemption Proceeds

You may request redemption of your shares at any time.  Your shares will be redeemed at the next NAV per share calculated after a Fund or its agents receive your request in Good Order.  “Good Order” means your letter of instruction includes:

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The name of the Fund

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The number of shares or the dollar amount of shares to be redeemed

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Signatures of all registered shareholders exactly as the shares are registered

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The account number

Normally, redemptions will be processed by the next business day, but may take up to seven days to be processed if making immediate payment would adversely affect the Fund.  Redemption proceeds (other than exchanges) may be delayed until money from prior purchases sufficient to cover your redemption has been received and collected.  You may receive the proceeds in one of three ways:

1.

We can mail a check to your account’s address.  Normally, you will receive your proceeds within seven days after the Fund receives your request in Good Order, however your request may take up to seven days to be processed if making immediate payment would adversely affect the Fund. Checks will not be forwarded by the Postal Service, so please notify us if your address has changed.

2.

We can transmit the proceeds by Electronic Funds Transfer (“EFT”) to a properly pre-authorized bank account.  The proceeds usually will arrive at your bank two banking days after we process your redemption.

3.

For a $15 fee, which will be deducted from your redemption proceed; we can transmit the proceeds by wire to a pre-authorized bank account.  The proceeds usually will arrive at your bank the first banking day after we process your redemption.

Before selling recently purchased shares, please note that if the Fund’s transfer agent has not yet collected payment for the shares you are selling, it may delay sending the proceeds until the payment is collected, which may take up to 15 calendar days from the purchase date.  This procedure is intended to protect the Funds and their shareholders from loss.

The Fund’s transfer agent will send redemption proceeds by wire or EFT only to the bank and account designated on the account application or in written instructions (with signatures guaranteed) subsequently received by the transfer agent, and only if the bank is a member of the Federal Reserve System.  If the dollar or share amount requested to be redeemed is greater than the current value of your account, your entire account balance will be redeemed.  If you choose to redeem your account in full, any Automatic Investment Plan currently in effect for the account will be terminated unless you indicate otherwise in writing and any Systematic Withdrawal Plan will be terminated.

Signature Guarantees

A signature guarantee of each owner is required to redeem shares in the following situations:

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If you change ownership on your account

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When you want the redemption proceeds sent to a different address than that registered on the account

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If the proceeds are to be made payable to someone other than the account’s owner(s)

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Any redemption transmitted by federal wire transfer or EFT to a bank other than your bank of record

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If a change of address request has been received by the Transfer Agent within the last 15 days

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For all redemptions of $50,000 or more from any shareholder account

A signature guarantee assures that a signature is genuine.  The signature guarantee protects shareholders from unauthorized account transfers.  The following institutions may guarantee signatures: banks, savings and loan associations, trust companies, credit unions, broker-dealers, and member firms of national securities exchanges.  Call your financial institution to see if they have the ability to guarantee a signature.   A notary public cannot provide a signature guarantee.

Corporate, Trust and Other Accounts

Redemption requests from corporate, trust and institutional accounts, and executors, administrators and guardians, require documents in addition to those described above evidencing the authority of the officers, trustees or others.  In order to avoid delays in processing redemption requests for these accounts, you should call the Fund (toll-free) at 1-800-XXX-XXXX before making the redemption request to determine what additional documents are required.

Transfer of Ownership

In order to change the account registration or transfer ownership of an account, additional documents will be required.  To avoid delays in processing these requests, you should call the Funds (toll-free) at 1-800-XXX-XXXX before making your request to determine what additional documents are required.

General Transaction Policies

The Funds reserve the right to:

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Vary or waive any minimum investment requirement.

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Refuse, change, discontinue, or temporarily suspend account services, including purchase, exchange, or telephone redemption privileges, for any reason.

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Reject or cancel any purchase or exchange request (but not a redemption request in Good Order) for any reason.  Generally, a Fund does this if the purchase or exchange is disruptive to the efficient management of the Fund (due to the timing of the investment or an investor’s history of excessive trading).

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Redeem all shares in your account if your balance falls below the Fund’s minimum.  If, within 60 days of a Fund’s written request, you have not increased your account balance, you may be required to redeem your shares.  The Fund will not require you to redeem shares if the value of your account drops below the investment minimum due to fluctuations of NAV.

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Delay paying redemption proceeds for up to seven days after receiving a request, if an earlier payment could adversely affect a Fund.

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Modify or terminate the Automatic Investment and Systematic Withdrawal Plans at any time.

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Modify or terminate the exchange privilege after 60 days written notice to shareholders.

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Make a “redemption in kind” (a payment in portfolio securities rather than cash) if the amount you are redeeming is in excess of the lesser of (i) $250,000 or (ii) 1% of the Fund’s assets. In such cases, you may incur brokerage costs in converting these securities to cash.

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Reject any purchase, redemption or exchange request that does not contain all required documentation.

If you elect telephone privileges on the account application or in a letter to the Funds, the Funds’ Transfer Agent will not be responsible for any loss, cost, expense, or other liability resulting from unauthorized transactions if it follows reasonable security procedures designed to verify the identity of the investor.  The Funds’ Transfer Agent may request personalized security codes or other information, and may also record calls.  You should verify the accuracy of your confirmation statements upon receipt and notify the Funds’ Transfer Agent immediately of any discrepancies in your account activity. If you do not want the ability to sell and exchange by telephone, call the Fund (toll-free) at 1-800-XXX-XXXX for instructions.

The Funds do not permit market timing because short-term or other excessive trading into and out of a Fund may harm performance by disrupting portfolio management strategies and by increasing expenses. Accordingly, the Funds may reject any purchase orders, including exchanges, from market timers or investors that, in the Adviser’s opinion, may be disruptive to the Funds. For these purposes, the Adviser may consider an investor’s trading history in the Funds, and accounts under common ownership or control.

The Funds may stop offering shares completely or may offer shares only on a limited basis, for a period of time or permanently.

If you place an order to buy shares and your payment is not received and collected, your purchase may be canceled and you could be liable for any losses or fees the Funds or the Funds’ transfer agent has incurred.

During periods of significant economic or market change, telephone transactions may be difficult to complete.  If you are unable to contact the Funds by telephone, you also may mail the request to the Funds at the address listed under “Methods of Buying.”

In an effort to minimize costs, the Funds will start reducing the number of duplicate prospectuses, annual and semi-annual reports you receive by sending only one copy of each to those addresses shared by two or more accounts.  Call toll-free at 1-800-XXX-XXXX to request individual copies of these documents.  The Funds will begin sending individual copies thirty days after receiving your request.  This policy does not apply to account statements.

Your broker/dealer or other financial organization may establish policies that differ from those of the Funds.  For example, the organization may charge transaction fees, set higher minimum investments, or impose certain limitations on buying or selling shares in addition to those identified in this prospectus.  Contact your broker/dealer or other financial organization for details.

Exchanging Shares

Exchange Privilege

Shares of a Fund may be exchanged without payment of any exchange fee for shares of another Fund of the same Class at their respective net asset values.

An exchange of shares is treated for federal income tax purposes as a redemption (sale) of shares given in exchange by the shareholder, and an exchanging shareholder may, therefore, realize a taxable gain or loss in connection with the exchange. The exchange privilege is available to shareholders residing in any state in which Fund shares being acquired may be legally sold.

The Funds’ Adviser reserves the right to reject any exchange request and the exchange privilege may be modified or terminated upon notice to shareholders in accordance with applicable rules adopted by the SEC.

With regard to redemptions and exchanges made by telephone, Dunham & Associates Investment Counsel, Inc. (or the “Distributor”) and the Funds’ Transfer Agent will request personal or other identifying information to confirm that the instructions received from shareholders or their account representatives are genuine. Calls may be recorded. If our lines are busy or you are otherwise unable to reach us by phone, you may wish to ask your investment representative for assistance or send us written instructions, as described elsewhere in this prospectus. For your protection, we may delay a transaction or not implement one if we are not reasonably satisfied that the instructions are genuine. If this occurs, we will not be liable for any loss. The Distributor and the Transfer Agent also will not be liable for any losses if they follow instructions by phone that they reasonably believe are genuine or if an investor is unable to execute a transaction by phone.

Money Market Exchanges

You may exchange all or a portion of your shares in a Fund for shares of the Treasury Obligations Portfolio-Investor Class (the “Money Market Fund”) at their relative net asset values and you also may exchange back into a Fund without incurring any charges or fees. Exchanges into the Money Market Fund are subject to the minimum purchase and redemption amounts set forth in the section entitled “Minimum Investments” of this Prospectus. Before exchanging into the Money Market Fund, please read the Money Market Fund Prospectus carefully, which may be obtained by calling 1-800-XXX-XXXX. The Money Market Fund is not affiliated with the Adviser or the Funds.

When you exchange from a Fund into the Money Market Fund or make an initial purchase, dividends begin to accrue the day after the exchange or purchase. When you exchange a partial balance out of the Money Market Fund, your proceeds will exclude accrued and unpaid income from the Money Market Fund through the date of exchange. When exchanging your entire balance from the Money Market Fund, accrued income is automatically exchanged into the Fund you are exchanging into along with your principal.

Limitations on Exchanges

The Funds believe that use of the exchange privilege by investors utilizing market-timing strategies adversely affects the Funds and their shareholders. Therefore, the Funds generally will not honor requests for exchanges by shareholders who identify themselves or are identified as “market timers.” Market timers are investors who repeatedly make exchanges within a short period of time. The Funds reserve the right to suspend, limit or terminate the exchange privilege of any investor who uses the exchange privilege more than six times during any twelve month period, or, in the Funds’ opinion, engages in excessive trading that would be disadvantageous to the Funds or their shareholders. In those emergency circumstances wherein the SEC authorizes funds to do so, the Funds reserve the right to change or temporarily suspend the exchange privilege.

Anti-Money Laundering and Customer Identification Programs

The USA Patriot Act requires financial institutions, including the Funds, to adopt certain policies and programs to prevent money-laundering activities, including procedures to verify the identity of customers opening new accounts.  When completing a new Application Form, you will be required to supply the Funds with information, such as your taxpayer identification number, that will assist the Funds in verifying your identity.  As required by law, the Funds may employ various procedures, such as comparing the information to fraud databases or requesting additional information or documentation from you, to ensure that the information supplied by you is correct.

When opening an account for a foreign business, enterprise or non-U.S. person that does not have an identification number, we require alternative government –issued documentation certifying the existence of the person, business or enterprise.

Distribution of Fund Shares

Distributor

In addition to serving as Adviser to the Funds, Dunham & Associates Investment Counsel, Inc. serves as distributor of the shares of the Funds.  Dunham & Associates Investment Counsel, Inc. is a registered broker-dealer and member of the National Association of Securities Dealers, Inc.  Shares of the Funds are offered on a continuous basis.

Plan of Distribution

With respect to each Fund’s Class C shares, the Board of Trustees of the Trust has adopted a Distribution Plan and Agreement pursuant to Rule 12b-1 under the 1940 Act (the “Plan”). The Plan provides that each Fund will pay the Distributor or other entities a fee, which is accrued daily and paid monthly, at the annual rate of 0.75% for Equity Funds and 0.50% for Fixed-Income Funds of the average daily net assets attributable to Class C shares of the Funds. In addition, up to 0.25% of average daily net assets attributable to Class C shares may be paid to the Distributor or other entities for shareholder services. The fee is treated by each Fund as an expense in the year it is accrued. Because the fee is paid out of each Fund’s assets attributable to Class C shares on an ongoing basis, over time the fee may increase the cost of your investment and may cost you more than paying other types of sales charges.

Additional amounts paid under the Plan are paid to the Distributor or other entities for services provided and the expenses borne by the Distributor and others in the distribution of the shares, including the payment of commissions for sales of the shares and incentive compensation to and expenses of dealers and others who engage in or support distribution of shares or who service shareholder accounts, including overhead and telephone expenses; printing and distribution of prospectuses and reports used in connection with the offering of the Funds’ Class C shares to other than current shareholders; and preparation, printing and distribution of sales literature and advertising materials. In addition, the Distributor or other entities may utilize fees paid pursuant to the Plan to compensate dealers or other entities for their opportunity costs in advancing such amounts, which compensation would be in the form of a carrying charge on any unreimbursed expenses.

Distributions

As a shareholder, you are entitled to your share of the Funds’ net income and capital gains on its investments.  Each Fund passes substantially all of its earnings along to its investors as distributions.  When a Fund earns dividends from stocks and interest from bonds and other debt securities and distributes these earnings to shareholders, it is called a dividend.  A Fund realizes capital gains when it sells securities for a higher price than it paid.  When net long-term capital gains are distributed to shareholders, it is called a capital gain distribution.  Net short-term capital gains are considered ordinary income and are included in dividends.

Long-term vs. Short-term capital gains:

•

Long-term capital gains are realized on securities held for more than one year and are part of your capital gain distribution.

•

Short-term capital gains are realized on securities held less than one year and are part of your dividends.

The Funds distribute dividends and capital gains annually, if any.  These distributions will typically be declared in November or December and paid in November or December.  The IRS requires you to report these amounts on your income tax return for the year declared.

Dividends attributable to the net investment income of the Dunham Short-Term Bond Fund, Dunham Corporate/Government Bond Fund and Dunham Total Return Bond Fund will be declared monthly and paid monthly.

You will receive distributions from a Fund in additional shares of the Fund unless you choose to receive your distributions in cash.  If you wish to change the way in which you receive distributions, you should call 1-800-XXX-XXXX for instructions.

If you have elected to receive distributions in cash, and the postal or other delivery service returns your check to the Fund as undeliverable, you will not receive interest on amounts represented by the uncashed checks.

Federal Tax Considerations

Your investment will have tax consequences that you should consider.  The following tax information in the Prospectus is provided as general information. Some of the more common federal tax consequences are described here but you should consult your tax consultant about your particular situation.  Unless your investment in the Funds is through a tax-deferred retirement account, such as a 401(k) plan or IRA, you need to be aware of the possible tax consequences when a Fund makes distributions and when you sell Fund shares, including an exchange to another Fund.

Taxes on Distributions

You will generally be subject to pay federal income tax and possibly state taxes on all Fund distributions.  Your distributions will be taxed in the same manner whether you receive the distributions in cash or additional shares of the Fund.  Distributions that are derived from net long-term capital gains will generally be taxed as long-term capital gains.  The rate of tax will depend on how long the Fund held the securities on which it realized the gains.  All other distributions, including short-term capital gains, will be taxed as ordinary income.  The Fund sends detailed tax information to its shareholders about the amount and type of distributions by January 31st for the prior calendar year.

Taxes on Sales or Exchanges

If you redeem your shares of a Fund, or exchange them for shares of another Fund, you will be subject to tax on any taxable gain. Your taxable gain or loss is computed by subtracting your tax basis in the shares from the redemption proceeds (in the case of a sale) or the value of the shares received (in the case of an exchange). Because your tax basis depends on the original purchase price and on the price at which any dividends may have been reinvested, you should keep your account statements so that you or your tax preparer will be able to determine whether a sale or exchange will result in a taxable gain or loss.

Avoid “Buying a Dividend”

Unless your investment is in a tax-deferred account, you may want to avoid investing in a Fund close to the date of a distribution because you pay the full pre-distribution price for your shares and then receive part of your investment back as a taxable distribution.

Backup Withholding

By law, the Fund must withhold a portion of your taxable distributions and sales proceeds unless you:

•

Provide your correct social security or taxpayer identification number,

•

Certify that this number is correct

•

Certify that you are not subject to backup withholding, and

•

Certify that you are a U.S. person (including a U.S. resident alien).

The Fund also must withhold if the IRS instructs it to do so.  When withholding is required, the amount will be 31% of any distributions or proceeds paid.

Privacy Policy

Privacy Statement

The Funds recognize and respect the privacy of each of their investors and their expectations for confidentiality.  The protection of investor information is of fundamental importance in our operation and we take seriously our responsibility to protect personal information.

We collect, retain and use information that assists us in providing the best service possible.  This information comes from the following sources:

•

Account applications and other required forms,

•

Written, oral electronic or telephonic communications, and

•

Transaction history from your account.

We only disclose personal nonpublic information to third parties as necessary and as permitted by law.

We restrict access to personal nonpublic information to employees, affiliates and service providers involved in servicing your account.  We require that these entities limit the use of the information provided to the purposes for which it was disclosed and as permitted by law.

We maintain physical, electronic and procedural safeguards that comply with federal standards to guard nonpublic personal information of our customers.

This Privacy Statement does not constitute part of the Prospectus.

For More Information

You may obtain the following and other information regarding the Funds free of charge:

Statement of Additional Information

The Statement of Additional Information (“SAI”) of the Funds provides more details about the Funds’ policies and management.  The Funds’ SAI is incorporated by reference into this Prospectus.

Annual and Semi-Annual Report

The annual and semi-annual reports for the Funds provide the most recent financial reports and a discussion of portfolio holdings.  The annual report contains a discussion of the market conditions and investment strategies that affected the Funds performance during the last fiscal year.

To receive any of these documents or additional copies of the Prospectus of the Funds or to request additional information about the Funds, please contact us.

By Telephone:

1-800-XXX-XXXX

By Mail:

Dunham Funds

c/o Gemini Fund Services, LLC

4020 South 147th Street, Suite 2

Omaha, NE 68137

Through the SEC:

You may review and obtain copies of the Funds information (including the SAI) at the SEC Public Reference Room in Washington, D.C.  Please call 1-202-942-8090 for information relating to the operation of the Public Reference Room.  Reports and other information about the Funds are available on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov .  Copies of the information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: http://www.publicinfo@sec.gov , or by writing the Public Reference Section, Securities and Exchange Commission, Washington, D.C. 20549-0102.

Investment Company Act File Number 811-08037

Investment Manager Dunham & Associates Investment Counsel, Inc. 123 Camino de la Reina Suite 100 South San Diego, CA 92108	Administrator Gemini Fund Services, LLC 150 Motor Parkway, Suite 205 Hauppauge, NY 11788	Distributor Dunham & Associates Investment Counsel, Inc. 123 Camino De La Reina Suite 100 South San Diego, CA 92108
Transfer Agent Gemini Fund Services, LLC 4020 South 147th Street Omaha, NE 68137	Custodian Bank of New York 15 Broad Street, 7th Floor New York, NY 10286	Fund Counsel Blank Rome LLP 405 Lexington Avenue New York, NY 10174

Prospectus

October XX, 2004

1-800-XXX-XXXX

The Dunham Funds – Class N Shares

Dunham Short-Term Bond Fund

DNSTX

Dunham Corporate/Government Bond Fund

DNCGX

Dunham Total Return Bond Fund

DNTRX

Dunham High-Yield Bond Fund

DNHYX

Dunham Market Neutral Fund

DNNEX

Dunham Real Estate Stock Fund

DNREX

Dunham Convertible & Growth Fund

DNCVX

Dunham International Stock Fund

DNINX

Dunham Large Cap Value Fund

DNLVX

Dunham Small Cap Value Fund

DNSVX

Dunham Large Cap Growth Fund

DNLGX

Dunham Emerging Markets Stock Fund

DNEMX

Dunham Small Cap Growth Fund

DNDGX

Investment Adviser:

Dunham & Associates Investment Counsel, Inc.

123 Camino de la Reina

Suite 100-S

San Diego, California 92108

The Securities and Exchange Commission has not approved or disapproved any of the above listed Funds. The Securities and Exchange Commission also has not determined whether this Prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

The Dunham Funds Prospectus, October XX, 2004

Overview
The Adviser
The Funds – Investment Objectives / Principal Investment Strategies
Dunham Short-Term Bond Fund
Dunham Corporate/Government Bond Fund
Dunham Total Return Bond Fund
Dunham High-Yield Bond Fund
Dunham Market Neutral Fund
Dunham Real Estate Stock Fund
Dunham Convertible & Growth Fund
Dunham International Stock Fund
Dunham Large Cap Value Fund
Dunham Small Cap Value Fund
Dunham Large Cap Growth Fund
Dunham Emerging Markets Stock Fund
Dunham Small Cap Growth Fund
Principal Risks of Investment
Performance of the Funds
Fees and Expenses
Example
Management of the Funds
Investment Adviser
Sub-Advisers
Valuation of Fund Shares
Your Account
Types of Account Ownership
Tax-Deferred Accounts
Purchasing Fund Shares
Receipt of Orders
Minimum Investments
Methods of Buying
Redemption of Shares
Methods of Redemption
Payment of Redemption Proceeds
Signature Guarantees
Corporate, Trust and Other Accounts
Transfer of Ownership
General Transaction Policies
Exchanging Shares
Exchange Privilege
Money Market Exchanges
Limitations on Exchanges
Anti-Money Laundering and Customer Identification Programs
Distribution of Fund Shares
Distributor
Plan of Distribution
Distributions
Federal Tax Considerations
Taxes on Distributions
Taxes on Sales or Exchanges
Avoid “Buying a Dividend”
Backup Withholding
Privacy Policy
For More Information
Statement of Additional Information
Annual and Semi-Annual Report

Overview

This Prospectus does not constitute an offer to sell Fund shares in any state or jurisdiction in which the Fund is not authorized to conduct business.  No sales representative, dealer or other person is authorized to give any information or make any representations other than those contained in this Prospectus or in the Statement of Additional Information.

This Prospectus describes the investment objectives, principal investment strategies and principal risks of the Dunham Short-Term Bond Fund, Dunham Corporate/Government Bond Fund, Dunham Total Return Bond Fund, Dunham High-Yield Bond Fund, Dunham Market Neutral Fund, Dunham Real Estate Stock Fund, Dunham Convertible & Growth Fund, Dunham International Stock Fund, Dunham Large Cap Value Fund, Dunham Small Cap Value Fund, Dunham Large Cap Growth Fund, Dunham Emerging Markets Stock Fund and Dunham Small Cap Growth Fund (collectively, the “Funds” and each, a “Fund”).  These thirteen Funds form a separate series of the AdvisorOne Funds (the “Trust”), which contains a total of sixteen individual funds.  Each Fund offers two classes of shares, Class C shares and Class N shares.  This prospectus relates only to the Funds’ Class N shares.  Some of the Funds may be considered non-diversified for purposes of federal mutual fund regulation, which means that they may invest in a smaller number of companies than diversified funds.  All of the Funds will, however, meet the diversification requirements for mutual funds under the federal tax laws.  You may find the following definitions useful as you read the description of each Fund.

DEFINITIONS:

Investment Objective  - A fund’s investment objective is its ultimate, overriding goal.  It is the way in which the fund defines itself amongst all other funds.  There is a wide range of potential investment objectives.  There can be no assurance that any fund will attain its investment objective.  You should think carefully about whether a fund’s investment objective is consistent with your own objective for the money that you are contemplating investing in that fund.  If it is not consistent with your objectives, you should consider another fund.

Principal Investment Strategy - A fund’s principal investment strategy is the primary means by which the investment adviser to the fund seeks to attain its investment objective.  A strategy may, among other things, take the form of an intention on the part of the investment adviser to the fund to invest primarily in certain types of securities such as stocks, bonds, or money market instruments, or to concentrate investments in a particular industry (e.g. technology, healthcare, energy) or group of industries.  Your financial consultant can assist you in understanding these strategies.

Principal Risks  -  The principal risks of a fund are those potential occurrences that, in the judgment of the fund’s investment adviser, have the greatest likelihood of disrupting, interfering with, or preventing the fund from attaining its investment objective.  Your financial consultant can assist you in understanding these risks.

The Adviser

Each Fund has its own distinct investment objective, strategies and risks. The Funds’ investment adviser, Dunham & Associates Investment Counsel, Inc. (the “Adviser”), is responsible for constructing and monitoring the investment objective and principal investment strategies of each Fund. Each Fund invests within a specific segment (or portion) of the capital markets and invests in a wide variety of securities consistent with the Fund’s investment objective and style. The potential risks and returns of a Fund vary with the degree to which the Fund invests in a particular market segment and/or asset class.

The Adviser believes that it is possible to enhance shareholder value by using one or more sub-advisory firms to manage various portions of the assets of a Fund, rather than simply employing a single firm to manage the assets of all Funds. This approach is designed to reduce the management risk inherent in individual security selection and to achieve lower volatility by combining the skills of sub-advisers with complementary investment approaches. This is particularly important for the non-diversified Funds, which incur greater issuer risk as they invest in fewer securities than diversified Funds.  The Adviser intends to manage the Funds by selecting one Sub-Adviser to manage distinct segments of a market or asset class for each Fund based upon the Adviser’s evaluation of the Sub-Adviser’s expertise and performance in managing the appropriate asset class. The Adviser monitors each Sub-Adviser for adherence to the respective Fund’s specific investment objective, policies and strategies.  The Trust has applied for exemptive relief with the Securities and Exchange Commission (“SEC”) to permit the Adviser, with Board approval, to replace any Sub-Adviser without shareholder approval, as circumstances warrant.  There is no guarantee that the SEC will grant the relief requested.

THE FUNDS

Dunham Short-Term Bond Fund

INVESTMENT OBJECTIVE

The investment objective of the Dunham Short-Term Bond Fund is to seek both a high level of current income and preservation of capital while maintaining daily liquidity.  The Fund seeks to achieve its investment objective by investing in short- and intermediate-term, investment-grade fixed-income instruments.  The Fund expects to maintain an average credit quality rating of “A” or better as rated by Standard & Poor’s (S&P) in its portfolio, but may go below that rating from time to time.  The Fund’s investment objective is a non-fundamental policy and may be changed upon 60 days written notice to shareholders.

PRINCIPAL INVESTMENT STRATEGIES

The Dunham Short-Term Bond Fund, under normal conditions, invests at least 80% of its net assets in “investment-grade” (rated BBB or higher by S&P or Baa or higher by Moody's or comparably rated by another nationally recognized statistical rating organization “NRSRO”) fixed-income securities, including short- and intermediate-term corporate, mortgage- and asset-backed, and U.S. government (and its agencies) bonds, or in unrated fixed-income securities that the Sub-Adviser determines to be of comparable quality. The Fund’s average effective maturity will normally be three years or less and the weighted average portfolio duration normally will not exceed two years.

[More specific investment style/strategy details to follow once the Sub-Adviser is selected over the next month.]

The Fund invests in securities generally having the following characteristics:

•

U.S. Government Securities - High-quality debt securities that are direct obligations of the U.S. government, such as Treasury bills, notes and bonds, as distinguished from U.S. government agency securities. These securities are backed by the full faith and credit of the United States as to the timely repayment of principal and interest.

•

U.S. Government Agency Securities - High-quality debt securities issued by U.S. government sponsored-entities and federally related institutions, such as the Federal National Mortgage Association and the Federal Farm Credit Bank. These securities are not direct obligations of the U.S. government and are supported only by the credit of the entity that issues them. The portfolio also may include government-related securities and certificates issued by financial institutions or broker-dealers representing so-called “stripped” U.S. government securities, securities issued by or on behalf of any state of the United States, a political subdivision agency or instrumentality of such state, or certain other qualifying issuers (such as municipalities and issuers located in Puerto Rico, the U.S. Virgin Islands or Guam), the interest on which is exempt from federal income tax.

•

Mortgage-Backed Securities - Securities backed by mortgages. Mortgage securities may be issued by the U.S. government or by private entities. For example, the Fund may invest in pools of mortgage loans, which are supported by (i) the full faith and credit of the U.S. Treasury through instrumentalities such as General National Mortgage Association (GNMA), (ii) the right of the issuer to borrow money from the U.S. Treasury such as the Federal National Mortgage Association (FNMA), or (iii) only by the credit of the instrumentality issuing the obligation such as the Federal Home Loan Mortgage Corporation (FHLMC).

•

Investment-Grade Corporate Bonds - Debt securities of industrial, utility, banking and other financial institutions that are rated at or above investment grade.  These securities are backed by the full faith and credit of the corporation issuing the fixed income instrument as to the timely repayment of principal and interest.

•

Zero Coupon Securities - Debt securities that make no periodic interest payments but are sold at a deep discount from their face value. The bondholder does not receive interest payments, only the full face value at redemption on the specified maturity date. The owner of a zero-coupon bond owes income taxes on the interest that has accrued each year, even though the bondholder does not receive payment until maturity. Often these are stripped securities, which are offered as separate income or principal components of a debt instrument.

•

When-Issued and Forward Commitment Transactions - Purchases or sales of particular securities with payment and delivery taking place at a future date (perhaps one or two months later). When-issued and forward commitment transactions involve the risk that the price or yield obtained in a transaction may be less favorable than the price or yield available in the market when the transaction takes place.

•

Repurchase Agreements - Under a repurchase agreement, the Fund agrees to buy securities guaranteed as to payment of principal and interest by the U.S. government or its agencies from a qualified bank or broker-dealer and then to sell the securities back to the bank or broker-dealer after a short period of time (generally, less than seven days) at a higher price. The bank or broker-dealer must transfer to the Fund’s custodian securities with an initial market value of at least 100% of the dollar amount invested by the Fund in each repurchase agreement.  The Adviser or Sub-Adviser will monitor the value of such securities daily to determine that the value equals or exceeds the repurchase price.

•

Reverse Repurchase Agreements - Under a reverse repurchase agreement, the Fund agrees to sell a security in its portfolio and then to repurchase the security at an agreed-upon price, date, and interest payment. The Fund will maintain cash or high-grade liquid debt securities with a value equal to the value of its obligation under the agreement, including accrued interest, in a segregated account with its custodian bank.  The securities subject to the reverse repurchase agreement will be marked-to-market daily. Although reverse repurchase agreements are borrowings under the Investment Company Act of 1940 (the “1940 Act”), the Fund does not treat these arrangements as borrowings under its investment restrictions so long as the segregated account is properly maintained.

The Sub-Adviser has the discretion to purchase money market funds, certificates of deposit, other short-term debt instruments and investments of a similar nature, if it believes such investments meet the Fund’s investment objective. For tactical or defensive purposes, the Sub-Adviser may engage in transactions involving the hypothecation or lending of securities up to the extent allowed by the securities laws.

Please refer to the Sections below entitled: “Principal Risks of Investment,” “Performance of the Funds” and “Fees and Expenses” for important Fund-specific information.

Dunham Corporate/Government Bond Fund

INVESTMENT OBJECTIVE

The investment objective of the Dunham Corporate/Government Bond Fund is to seek capital appreciation and current income, while maintaining liquidity.  The Fund seeks to achieve its investment objective by making capital investments primarily in Treasury, agency, mortgage-backed securities, asset-backed securities and corporate fixed-income instruments. The Fund’s investment objective is a non-fundamental policy and may be changed upon 60 days written notice to shareholders.

PRINCIPAL INVESTMENT STRATEGIES

The Dunham Corporate/Government Bond Fund, under normal market conditions, invests at least 80% of its net assets in fixed income instruments such as U.S. government bonds, U.S. corporate bonds, high yield bonds, Collateralized Mortgage Obligations, Eurodollars, index bonds, and asset-backed securities, unconstrained by debt ratings.  The Sub-Adviser also may invest up to 20% of the Fund’s net assets in foreign government and corporate bonds.  While the Sub-Adviser may invest up to 40% of the Fund’s net assets in below investment grade bonds (rated BB or lower by S&P or comparably rated by another NRSRO) also known as “high-yield” or “junk bonds,” , the Fund intends to maintain an average portfolio credit quality of investment grade.

Under general supervision of the Adviser, the Sub-Adviser actively manages the portfolio and structures asset allocation along an intermediate-term horizon, generally with an average duration of 3 ½ to 6 years.  The portfolio’s allocation to government securities may range between 20% to 80%.  The portfolio’s allocation to corporate securities may range between 20% to 80%.  Allocation methods are based on historical patterns of risk and return and their management disciplines are biased toward defensive strategies that control downside risk while targeting superior long-term investment results.

Value is added in four ways:

•

disciplined interest rate anticipation;

•

sector rotation;

•

issuer selection; and

•

trading opportunities.

Duration risk is quantitatively measured and limited to small deviations around a pre-selected target. Excess return results from active, value-oriented management that diligently seeks opportunities to enhance returns.

The entire spectrum of fixed-income securities is analyzed and evaluated for its potential to add value to the portfolio. Portfolio duration is targeted in narrow bands around fixed-income benchmark duration. Returns are enhanced by inclusion of the non-investment grade and/or non-U.S. securities on an opportunistic basis. The selection of individual securities for purchase or sale is dependent on both internal research and analysis of published data. On-line access to Wall Street analytical reports is extensively used along with company data, which is maintained and analyzed internally. Issues selected are those that are undervalued relative to their sector and the market. Value is also added through trading opportunities created by supply-demand imbalances and through execution.

The Fund invests in securities generally having the following characteristics:

•

U.S. Government Securities - High-quality debt securities that are direct obligations of the U.S. government, such as Treasury bills, notes and bonds, as distinguished from U.S. government agency securities. These securities are backed by the full faith and credit of the United States as to the timely repayment of principal and interest.

•

U.S. Government Agency Securities - High-quality debt securities issued by U.S. government sponsored-entities and federally related institutions, such as the Federal National Mortgage Association and the Federal Farm Credit Bank. These securities are not direct obligations of the U.S. government and are supported only by the credit of the entity that issues them. The portfolio also may include government-related securities and certificates issued by financial institutions or broker-dealers representing so-called “stripped” U.S. government securities, securities issued by or on behalf of any state of the United States, a political subdivision agency or instrumentality of such state, or certain other qualifying issuers (such as municipalities and issuers located in Puerto Rico, the U.S. Virgin Islands or Guam), the interest on which is exempt from federal income tax.

•

Mortgage-Backed Securities - Securities backed by mortgages. Mortgage securities may be issued by the U.S. government or by private entities. For example, the Fund may invest in pools of mortgage loans, which are supported by (i) the full faith and credit of the U.S. Treasury through instrumentalities such as General National Mortgage Association (GNMA), (ii) the right of the issuer to borrow money from the U.S. Treasury such as the Federal National Mortgage Association (FNMA), or (iii) only by the credit of the instrumentality issuing the obligation such as the Federal Home Loan Mortgage Corporation (FHLMC).

•

Investment-Grade Corporate Bonds - Debt securities of industrial, utility, banking and other financial institutions that are rated at or above investment grade.  These securities are backed by the full faith and credit of the corporation issuing the fixed income instrument as to the timely repayment of principal and interest.

•

Lower-Rated (Junk) Bonds - Debt securities of industrial, utility, banking and other financial institutions that are rated below investment grade (BB/Ba or lower).  These securities are backed by the full faith and credit of the corporation issuing the fixed income instrument as to the timely repayment of principal and interest.

•

Zero Coupon Securities - Debt securities that make no periodic interest payments but are sold at a deep discount from their face value. The bondholder does not receive interest payments, only the full face value at redemption on the specified maturity date. The owner of a zero-coupon bond owes income taxes on the interest that has accrued each year, even though the bondholder does not receive payment until maturity.

•

When-Issued and Forward Commitment Transactions - Purchases or sales of particular securities with payment and delivery taking place at a future date (perhaps one or two months later). When-issued and forward commitment transactions involve the risk that the price or yield obtained in a transaction may be less favorable than the price or yield available in the market when the transaction takes place.

•

Repurchase Agreements - Under a repurchase agreement, the Fund agrees to buy securities guaranteed as to payment of principal and interest by the U.S. government or its agencies from a qualified bank or broker-dealer and then to sell the securities back to the bank or broker-dealer after a short period of time (generally, less than seven days) at a higher price. The bank or broker-dealer must transfer to the Fund’s custodian securities with an initial market value of at least 100% of the dollar amount invested by the Fund in each repurchase agreement.  The Adviser or Sub-Adviser will monitor the value of such securities daily to determine that the value equals or exceeds the repurchase price.

•

Reverse Repurchase Agreements - Under a reverse repurchase agreement, the Fund agrees to sell a security in its portfolio and then to repurchase the security at an agreed-upon price, date, and interest payment. The Fund will maintain cash or high-grade liquid debt securities with a value equal to the value of its obligation under the agreement, including accrued interest, in a segregated account with its custodian bank.  The securities subject to the reverse repurchase agreement will be marked-to-market daily. Although reverse repurchase agreements are borrowings under the 1940 Act, the Fund does not treat these   arrangements as borrowings under its investment restrictions so long as the segregated account is properly maintained.

The Sub-Adviser has the discretion to purchase other securities of publicly held corporations, such as preferred stocks or bonds, as well as money market funds, certificates of deposit, other short-term debt instruments and investments of a similar nature, if it believes such investments meet the Fund’s investment objective. For tactical or defensive purposes, the Sub-Adviser may engage in transactions involving the hypothecation or lending of securities up the extent allowed by the securities laws.

Please refer to the Sections below entitled: “Principal Risks of Investment,” “Performance of the Funds” and “Fees and Expenses” for important Fund-specific information.

Dunham Total Return Bond Fund

INVESTMENT OBJECTIVE

The objective of the Dunham Total Return Bond Fund is to maximize total return from capital appreciation and interest.  The Fund seeks to achieve its investment objective through the management of U.S. Treasury and agency securities during changing interest rate environments. The Fund’s investment objective is a non-fundamental policy and may be changed upon 60 days written notice to shareholders.

PRINCIPAL INVESTMENT STRATEGIES

The Dunham Total Return Bond Fund, under normal market conditions, invests at least 80% of its net assets in U.S. Treasury securities and securities issued or guaranteed by the U.S. government and its agencies or instrumentalities and certain other U.S. government agencies and/or instrumentalities that are supported by the full faith and credit of the U.S. government.  The Sub-Adviser may purchase short- to long-term Treasuries, depending on the current interest rate environment, in order to help capture the maximum price increase. In general, securities with longer maturities are more vulnerable to price changes, although they may provide higher yields.

Under general supervision of the Adviser, the Sub-Adviser actively manages the bond portfolio in response to changes in the business cycle. The Sub-Adviser seeks to identify and respond to phases in the business cycle and to shift the portfolio’s investments among different types of fixed income securities, coupons and maturities in a manner which the Sub-Adviser believes will achieve the investment objective, taking into account the volatility and fluctuations associated with investing in a portfolio of long-term fixed-income securities. In times when interest rates are rising, the strategies utilized by the Sub-Adviser will likely under perform bond benchmarks. However, when interest rates fall, the strategies should over-perform bond indices, compensating for the under-performance during a rising interest rate environment.

The Fund invests primarily in securities generally having the following characteristics:

•

U.S. Government Securities - High-quality debt securities that are direct obligations of the U.S. government, such as Treasury bills, notes and bonds, as distinguished from U.S. government agency securities. These securities are backed by the full faith and credit of the United States as to the timely repayment of principal and interest.

•

U.S. Government Agency Securities - High-quality debt securities issued by U.S. government sponsored-entities and federally related institutions, such as the Federal National Mortgage Association and the Federal Farm Credit Bank. These securities are not direct obligations of the U.S. government and are supported only by the credit of the entity that issues them. The portfolio also may include government-related securities and certificates issued by financial institutions or broker-dealers representing so-called “stripped” U.S. government securities, securities issued by or on behalf of any state of the United States, a political subdivision agency or instrumentality of such state, or certain other qualifying issuers (such as municipalities and issuers located in Puerto Rico, the U.S. Virgin Islands or Guam), the interest on which is exempt from federal income tax.

•

Mortgage-Backed Securities - Securities backed by mortgages. Mortgage securities may be issued by the U.S. government or by private entities. For example, the Fund may invest in pools of mortgage loans, which are supported by (i) the full faith and credit of the U.S. Treasury through instrumentalities such as General National Mortgage Association (GNMA), (ii) the right of the issuer to borrow money from the U.S. Treasury such as the Federal National Mortgage Association (FNMA), or (iii) only by the credit of the instrumentality issuing the obligation such as the Federal Home Loan Mortgage Corporation (FHLMC).

The Fund also may invest in other instruments generally having the following characteristics:

•

Zero Coupon Securities - Debt securities that make no periodic interest payments but are sold at a deep discount from their face value. The bondholder does not receive interest payments, only the full face value at redemption on the specified maturity date. The owner of a zero-coupon bond owes income taxes on the interest that has accrued each year, even though the bondholder does not receive payment until maturity. Often these are stripped securities, which are offered as separate income or principal components of a debt instrument.

•

When-Issued and Forward Commitment Transactions - Purchases or sales of particular securities with payment and delivery taking place at a future date (perhaps one or two months later). When-issued and forward commitment transactions involve the risk that the price or yield obtained in a transaction may be less favorable than the price or yield available in the market when the transaction takes place.

•

Repurchase Agreements - Under a repurchase agreement, the Fund agrees to buy securities guaranteed as to payment of principal and interest by the U.S. government or its agencies from a qualified bank or broker-dealer and then to sell the securities back to the bank or broker-dealer after a short period of time (generally, less than seven days) at a higher price. The bank or broker-dealer must transfer to the Fund’s custodian securities with an initial market value of at least 100% of the dollar amount invested by the Fund in each repurchase agreement.  The Adviser or Sub-Adviser will monitor the value of such securities daily to determine that the value equals or exceeds the repurchase price.

•

Reverse Repurchase Agreements - Under a reverse repurchase agreement, the Fund agrees to sell a security in its portfolio and then to repurchase the security at an agreed-upon price, date, and interest payment. The Fund will maintain cash or high-grade liquid debt securities with a value equal to the value of its obligation under the agreement, including accrued interest, in a segregated account with its custodian bank.  The securities subject to the reverse repurchase agreement will be marked-to-market daily. Although reverse repurchase agreements are borrowings under the 1940 Act, the Fund does not treat these   arrangements as borrowings under its investment restrictions so long as the segregated account is properly maintained.

The Sub-Adviser has the discretion to purchase money market funds, certificates of deposit, other short-term debt instruments and investments of a similar nature, if it believes such investments meet the Fund’s investment objective. For hedging purposes, the Sub-Adviser has the discretion to engage in transactions involving the hypothecation or lending of securities to the extent allowed by the securities laws.

Please refer to the Sections below entitled: “Principal Risks of Investment,” “Performance of the Funds” and “Fees and Expenses” for important Fund-specific information.

Dunham High-Yield Bond Fund

INVESTMENT OBJECTIVE

The investment objective of the Dunham High-Yield Bond Fund is to provide a high level of current income, with capital appreciation as a secondary goal.  The Fund seeks to achieve its investment objective by investing in lower-rated and unrated, higher-risk corporate bonds. The Fund’s investment objective is a non-fundamental policy and may be changed upon 60 days written notice to shareholders.

PRINCIPAL INVESTMENT STRATEGIES

The Dunham High-Yield Bond Fund, under normal market conditions, will invest at least 80% of its net assets in debt securities, preferred stocks, and convertible securities rated below investment grade (BB or lower by S&P or comparably rated by another NRSRO), also known as “high-yield” or “junk” bonds, and in unrated debt securities determined by the Sub-Adviser to be of comparable quality.

Through portfolio diversification, credit analysis and attention to current developments and trends in interest rates and economic conditions, the Sub-Adviser will attempt to reduce investment risk, but losses may occur.  The Fund potentially may invest in non-income producing securities, including defaulted securities and common stocks.  The Fund also may invest in stocks of companies in troubled or uncertain financial condition issued by both domestic and foreign issuers.

Investments in lower grade securities are subject to special risks, including greater price volatility and a greater risk of loss of principal and interest. The Fund is designed for investors willing to assume additional risk in return primarily for the potential for high current income. Investors should carefully assess the risks associated with an investment in the Fund.

The Fund invests in securities generally having the following characteristics:

•

Lower-Rated (Junk) Bonds – Convertible and non-convertible debt securities of industrial, utility, banking and other financial institutions that are rated below investment grade (BB or lower by S&P, or Ba or lower by Moody’s Investor Services, Inc., or that are not rated but are considered by the Sub-Adviser to be of similar quality).  These securities are backed by the full faith and credit of the corporation issuing the fixed income instrument as to the timely repayment of principal and interest.  Lower-rated bonds have a higher risk of default, tend to be less liquid, and may be difficult to value.  Changes in interest rates may adversely affect the market value of lower-rated bonds.

The Fund also may invest in other instruments generally having the following characteristics:

•

U.S. Government Securities - High-quality debt securities that are direct obligations of the U.S. government, such as Treasury bills, notes and bonds, as distinguished from U.S. government agency securities. These securities are backed by the full faith and credit of the United States as to the timely repayment of principal and interest.

•

U.S. Government Agency Securities - High-quality debt securities issued by U.S. government sponsored-entities and federally related institutions, such as the Federal National Mortgage Association and the Federal Farm Credit Bank. These securities are not direct obligations of the U.S. government and are supported only by the credit of the entity that issues them. The portfolio also may include government-related securities and certificates issued by financial institutions or broker-dealers representing so-called “stripped” U.S. government securities, securities issued by or on behalf of any state of the United States, a political subdivision agency or instrumentality of such state, or certain other qualifying issuers (such as municipalities and issuers located in Puerto Rico, the U.S. Virgin Islands or Guam), the interest on which is exempt from federal income tax.

•

Mortgage-Backed Securities - Securities backed by mortgages. Mortgage securities may be issued by the U.S. government or by private entities. For example, the Fund may invest in pools of mortgage loans, which are supported by (i) the full faith and credit of the U.S. Treasury through instrumentalities such as General National Mortgage Association (GNMA), (ii) the right of the issuer to borrow money from the U.S. Treasury such as the Federal National Mortgage Association (FNMA), or (iii) only by the credit of the instrumentality issuing the obligation such as the Federal Home Loan Mortgage Corporation (FHLMC).

•

Investment-Grade Corporate Bonds - Debt securities of industrial, utility, banking and other financial institutions that are rated at or above investment grade.  These securities are backed by the full faith and credit of the corporation issuing the fixed income instrument as to the timely repayment of principal and interest.

•

Zero Coupon Securities - Debt securities that make no periodic interest payments but are sold at a deep discount from their face value. The bondholder does not receive interest payments, only the full face value at redemption on the specified maturity date. The owner of a zero-coupon bond owes income taxes on the interest that has accrued each year, even though the bondholder does not receive payment until maturity. Often these are stripped securities which are offered as separate income or principal components of a debt instrument.

•

When-Issued and Forward Commitment Transactions - Purchases or sales of particular securities with payment and delivery taking place at a future date (perhaps one or two months later). When-issued and forward commitment transactions involve the risk that the price or yield obtained in a transaction may be less favorable than the price or yield available in the market when the transaction takes place.

•

Repurchase Agreements - Under a repurchase agreement, the Fund agrees to buy securities guaranteed as to payment of principal and interest by the U.S. government or its agencies from a qualified bank or broker-dealer and then to sell the securities back to the bank or broker-dealer after a short period of time (generally, less than seven days) at a higher price. The bank or broker-dealer must transfer to the Fund’s custodian securities with an initial market value of at least 100% of the dollar amount invested by the Fund in each repurchase agreement.  The Adviser or Sub-Adviser will monitor the value of such securities daily to determine that the value equals or exceeds the repurchase price.

•

Reverse Repurchase Agreements - Under a reverse repurchase agreement, the Fund agrees to sell a security in its portfolio and then to repurchase the security at an agreed-upon price, date, and interest payment. The Fund will maintain cash or high-grade liquid debt securities with a value equal to the value of its obligation under the agreement, including accrued interest, in a segregated account with its custodian bank.  The securities subject to the reverse repurchase agreement will be marked-to-market daily. Although reverse repurchase agreements are borrowings under the 1940 Act, the Fund does not treat these   arrangements as borrowings under its investment restrictions so long as the segregated account is properly maintained.

The Sub-Adviser has the discretion to purchase other securities of publicly held corporations, such as preferred stocks or bonds, as well as money market funds, certificates of deposit, other short-term debt instruments and investments of a similar nature, if it believes such investments meet the Fund’s investment objective. For defensive purposes, the Sub-Adviser has the discretion to engage in transactions involving the hypothecation or lending of securities up to the extent allowed by securities law.

Please refer to the Sections below entitled: “Principal Risks of Investment,” “Performance of the Funds” and “Fees and Expenses” for important Fund-specific information.

Dunham Market Neutral Fund

INVESTMENT OBJECTIVE

The investment objective of the Dunham Market Neutral Fund is long-term capital preservation and growth during all market cycles while maintaining minimal exposure to general market risk.  The Fund seeks to achieve its investment objective by holding both long and short positions in equity securities. The Fund’s investment objective is a non-fundamental policy and may be changed upon 60 days written notice to shareholders.

PRINCIPAL INVESTMENT STRATEGIES

The Dunham Market Neutral Fund attempts to neutralize exposure to general domestic stock market risk by investing primarily in equity securities that the Sub-Adviser believes will appreciate in value and short selling stocks that the Sub-Adviser believes will decline in value. The goal of market neutral investing is to generate returns that are independent of the direction of the stock market.

The Sub-Adviser will employ a multi-style approach, meaning that the Fund may invest across different industries, sectors and capitalization levels targeting both value- and growth-oriented domestic companies. The Fund intends to maintain approximately an equal value of exposure in its long and short positions in order to offset the effects on its performance resulting from general domestic stock market movements or sector swings. The Sub-Adviser will attempt to keep market volatility to a minimum, maintaining a net market exposure of between 20% net long and 20% net short positions. Since the Fund seeks return over the long term, the Sub-Adviser will not attempt to time the stock market.

Stock selection is based on bottom-up fundamental analysis, looking primarily for earnings revisions, valuation and balance sheet issues.  The Fund also may invest in securities issued by exchange-traded investment companies (“ETFs”) that are designed to provide investment results corresponding to an equity index.

The Fund also is traded actively, which can generate transaction costs that can impact the Fund’s return. High portfolio turnover rates also may cause substantial net short-term gains and any distributions resulting from such gains will be ordinary income for purposes of federal income tax.

The Fund also uses other sophisticated investment approaches such as leveraging, options and futures to attempt to enhance returns or hedge against market decline.  These strategies subject the Fund to greater risks and its performance may be more volatile than that of other funds.

Because of these factors, the Fund’s share price may fluctuate more than most equity funds and the market in general.

Please refer to the Sections below entitled: “Principal Risks of Investment,” “Performance of the Funds” and “Fees and Expenses” for important Fund-specific information.

Dunham Real Estate Stock Fund

INVESTMENT OBJECTIVE

The investment objective of the Dunham Real Estate Stock Fund is to maximize total return from capital appreciation and dividends.  A secondary investment objective of the Fund is to exceed, over the long-term, the total return available from direct ownership of real estate with less risk than direct ownership. The Fund seeks to achieve its investment objectives by investing in income-producing equity securities of U.S. real estate companies.  The Fund is non-diversified for purposes of the 1940 Act.  The Fund’s investment objectives are non-fundamental policies and may be changed upon 60 days written notice to shareholders.

PRINCIPAL INVESTMENT STRATEGIES

The Dunham Real Estate Stock Fund, under normal market conditions, invests at least 80% of its net assets in U.S. equity securities.  The Fund seeks income and long-term growth of capital by investing in income-producing equity securities of companies principally engaged in the U.S. real estate industry. Under general supervision of the Adviser, the Sub-Adviser, via an actively managed, concentrated portfolio generally consisting of approximately 25 to 30 securities, seeks to outperform a passive strategy using in-house knowledge and research of developing real estate market trends.

The Sub-Adviser seeks to find favorable real estate investment in the public markets through disciplined analysis. The Sub-Adviser combines bottom-up fundamental research of companies with a research driven top-down asset allocation. Through such analysis, the Sub-Adviser seeks to deliver total return by identifying individual company value and by repositioning portfolios to be invested in companies with the best property types and geographic regions based on current real estate market conditions.

The Fund has a non-diversified portfolio, meaning it can invest in the securities of fewer issuers than diversified portfolio funds at any one time; as a result, the gains or losses on a single stock may have a greater impact on the Fund’s share price.

The Fund invests in securities generally having the following characteristics:

•

Real Estate Investment Trusts (REITs), including equity REITs; mortgage REITs; and hybrid REITs - A REIT is a separately managed trust that makes investments in various real estate businesses.  An equity REIT may own real estate and pass the income it receives from rents from the properties, or the capital gain it receives from selling a building, to its shareholders.  A mortgage REIT specializes in lending money to building developers and passes the interest income it receives from the mortgages to shareholders.  A hybrid REIT combines the characteristics of equity and mortgage REITs.

The Sub-Adviser has the discretion to purchase other securities of publicly held corporations, such as preferred stocks or bonds, as well as government securities, money market funds, certificates of deposit, other short-term debt instruments and investments of a similar nature, if it believes such investments meet the Fund’s investment objectives. For defensive or tactical purposes, the Sub-Adviser may engage in margin and short sales transactions or transactions involving the hypothecation or lending of securities up to the extent allowed by securities law.

Please refer to the Sections below entitled: “Principal Risks of Investment,” “Performance of the Funds” and “Fees and Expenses” for important Fund-specific information.

Dunham Convertible & Growth Fund

INVESTMENT OBJECTIVE

The investment objective of the Dunham Convertible & Growth Fund is to maximize total return under varying market conditions.  The Fund seeks to achieve its investment objective by investing in a diversified portfolio of convertible bonds, convertible preferred stocks and common stocks of mid- and large-capitalization domestic U.S. growth companies. The Fund’s investment objective is a non-fundamental policy and may be changed upon 60 days written notice to shareholders.

PRINCIPAL INVESTMENT STRATEGIES

The Dunham Convertible & Growth Fund, under normal market conditions, invests primarily in a diversified portfolio of convertible securities and common stock with equal emphasis placed on capital appreciation and current income. Under general supervision of the Adviser, the Sub-Adviser seeks convertible securities that will share in the underlying stock’s potential for capital appreciation while offering relatively high, consistent income through all phases of a market cycle. Focusing on long-term sustainable earnings power and cash flow return on capital, among other value drivers, the Sub-Adviser strives to create a portfolio with a reasonable risk/reward trade-off. The portfolio will generally consist of approximately 50 to 75 securities.

The Fund invests in securities generally having the following characteristics:

•

Convertible Securities - Convertible securities include debt obligations and preferred stock of the company issuing the security, which may be exchanged for a predetermined price (the conversion price) into the common stock of the issuer.  Convertible securities generally offer lower interest or dividend yields than non-convertible debt securities of similar quality.  Many convertible securities are issued with a “call” feature that allows the issuer of the security to choose when to redeem the security.  If a convertible security held by the Fund is called for redemption, the Fund will be required to redeem the security, convert it into the underlying common stock, or sell it to a third party at a time that may be unfavorable to the Fund. Conversely, certain convertible debt securities may provide a ‘‘put option,’’ which entitles the Fund to make the issuer redeem the security at a premium over the stated principal amount of the debt security.

•

Equity Securities - Equity securities include exchange-traded and over-the-counter common and preferred stocks, warrants, rights, and depository receipts. An investment in the equity securities of a company represents a proportionate ownership interest in that company. Therefore, the Fund participates in the financial success or failure of any company in which it has an equity interest. Compared with other asset classes, equity investments have a greater potential for gain or loss.

•

Lower-Quality (Junk) Bonds - The Fund may invest without limit in convertible and non-convertible debt securities commonly known as ‘‘junk bonds’’ that are rated BB or lower by S&P, or Ba or lower by Moody’s Investor Services, Inc., or that are not rated but are considered by the Sub-Adviser to be of similar quality. The Fund will not, however, purchase a security rated below C.

•

Foreign Securities - The Fund may invest up to 25% of its net assets in securities of foreign issuers. The Fund will only invest in foreign securities represented by American Depositary Receipts (ADRs) or securities guaranteed by a U.S. person. ADRs are traded on U.S. exchanges and represent an ownership interest in a foreign security. They are generally issued by a U.S. bank as a substitute for direct ownership of the foreign security. Foreign investing allows the Fund to achieve greater diversification and to take advantage of changes in foreign economies and market conditions.

•

Rule 144A Securities - The Fund may invest a substantial portion of its assets in securities that are not publicly traded, but that are eligible for purchase and sale by certain qualified institutional buyers pursuant to Rule 144A under the Securities Act of 1933.

The Sub-Adviser has the discretion to purchase other securities of publicly held corporations, such as preferred stocks or bonds, as well as government securities, money market funds, certificates of deposit, other short-term debt instruments and investments of a similar nature, if it believes such investments meet the Fund’s investment objective. For defensive or tactical purposes, the Sub-Adviser may engage in margin and short sales transactions or transactions involving the hypothecation or lending of securities to the extent allowed by securities law.

Please refer to the Sections below entitled: “Principal Risks of Investment,” “Performance of the Funds” and “Fees and Expenses” for important Fund-specific information.

Dunham International Stock Fund

INVESTMENT OBJECTIVE

The investment objective of the Dunham International Stock Fund is to maximize total return from capital appreciation and dividends while maintaining liquidity.  The Fund seeks to achieve its investment objective by investing in equities of international, publicly-held corporations traded on U.S. stock exchanges or in the over-the-counter market. The Fund’s investment objective is a non-fundamental policy and may be changed upon 60 days written notice to shareholders.

PRINCIPAL INVESTMENT STRATEGIES

The Dunham International Stock Fund, under normal market conditions, invests at least 80% of its net assets in securities of non-U.S. companies, which may include companies located or operating in established or emerging countries.  The primary regions of investment are Western Europe, United Kingdom, Japan and Canada. Under general supervision of the Adviser, the Sub-Adviser searches for the stocks of financially strong, industry leaders that are valued below their actual worth. The Sub-Adviser seeks companies that generally have sustainable competitive advantages, an above-average return on equity, a strong capital structure and superior management focused on shareholder return. The portfolio, generally consisting of approximately 35 to 50 securities, is constructed using on-going rigorous fundamental analysis based on strict buy and sell targets.

The Fund invests in securities generally having the following characteristics:

•

Foreign “Developed Market” Equity Securities - The Fund will invest in common and preferred stock of foreign companies headquartered in developed markets represented by American Depositary Receipts (ADRs). ADRs are shares of foreign-based companies that entitle the shareholder to all dividends and capital gains. ADRs allow Americans to buy shares of foreign-based corporations' securities at American Exchanges instead of having to go to overseas exchanges.  Developed markets include those countries found in the Morgan Stanley Capital International World ex U.S. Index, such as Germany, Japan and the United Kingdom.

•

Foreign “Emerging Market” Equity Securities - The Fund will invest in common and preferred stock of foreign companies headquartered in emerging markets represented by ADRs.  Emerging markets include those countries found in the Morgan Stanley Capital International Emerging Markets Index, such as Korea, Russia and Turkey

The Sub-Adviser has the discretion to purchase other securities of publicly held U.S. and foreign corporations, such as preferred stocks or bonds, as well as U.S. government securities, money market funds, certificates of deposit, other short-term debt instruments and investments of a similar nature, if it believes they meet the Fund’s investment objective. For defensive or tactical purposes, the Sub- Adviser may engage in margin and short sales transactions or transactions involving the hypothecation or lending of securities up the extent allowed by securities law.

Please refer to the Sections below entitled: “Principal Risks of Investment,” “Performance of the Funds” and “Fees and Expenses” for important Fund-specific information.

Dunham Large Cap Value Fund

INVESTMENT OBJECTIVE

The investment objective of the Dunham Large Cap Value Fund is to maximize total return from capital appreciation and dividends.  The Fund seeks to achieve its investment objective by investing in value-oriented, large capitalization common stocks of companies traded on U.S. stock exchanges or in the over-the-counter market. The Fund’s investment objective is a non-fundamental policy and may be changed upon 60 days written notice to shareholders.

PRINCIPAL INVESTMENT STRATEGIES

The Dunham Large Cap Value Fund, under normal market conditions, invests at least 80% of its net assets in the common stock of large companies.  These companies generally have market capitalizations similar to the market capitalizations of the companies in the Russell 1000 Value Index.  Under general supervision of the Adviser, the Sub-Adviser seeks to achieve superior results through successful stock selection and effective management of risk through systematic diversification across multiple economic sectors and major industries.  The Sub-Adviser focuses on large capitalization value stocks believed to be statistically undervalued while exhibiting attractive earnings dynamics. The Sub-Adviser, through an active bottom-up stock selection process, uses a combination of fundamental, technical and risk assessment models to construct a diversified portfolio generally consisting of approximately 40 to 60 securities.

The Sub-Adviser’s equity philosophy places strong emphasis on value and earnings momentum.  Stock selection emphasizes issues with low price-earnings ratios and improving earnings dynamics, two proven characteristics that indicate significant appreciation potential.  The Sub-Adviser attempts to identify those companies that are undervalued relative to the market but are also demonstrating above-average earnings momentum where the near-term earnings progression will draw attention to the undervaluation.

The Sub-Adviser screens each industry using a combination of fundamental, technical, and risk assessment models. These models are used to determine an accurate valuation of the company and its potential for earnings growth. Risk analysis is highly important in the security selection process. Therefore, the Sub-Adviser pays special consideration to fixed-income research and off-balance sheet components.

The Sub-Adviser has the discretion to purchase other securities of publicly held corporations, such as preferred stocks or bonds, as well as government securities, money market funds, certificates of deposit, other short-term debt instruments and investments of a similar nature, if it believes such investments meet the investment objectives. For defensive or tactical purposes, the Sub-Adviser may engage in margin and short sales transactions or transactions involving the hypothecation or lending of securities up to the extent permitted by securities law.

Please refer to the Sections below entitled: “Principal Risks of Investment,” “Performance of the Funds” and “Fees and Expenses” for important Fund-specific information.

Dunham Small Cap Value Fund

INVESTMENT OBJECTIVE

The investment objective of the Dunham Small Cap Value Fund is to maximize total return from capital appreciation and dividends.  The Fund seeks to achieve its investment objective by investing in domestic, value-oriented, small-capitalization equity securities of companies traded on U.S. stock exchanges or in the over-the-counter market. The Fund’s investment objective is a non-fundamental policy and may be changed upon 60 days written notice to shareholders.

PRINCIPAL INVESTMENT STRATEGIES

The Dunham Small Cap Value Fund, under normal market conditions, invests at least 80% of its net assets in the common stock of small companies.  These companies generally have market capitalizations similar to the market capitalizations of the companies in the Russell 2000 Value Index.  Under general supervision of the Adviser, the Sub-Adviser looks to invest in companies that generally have the following characteristics:

•

Exhibit a sustainable competitive advantage;

•

A strong, experienced management team;

•

Long product cycles;

•

Pricing flexibility; and

•

Use smallness as a competitive advantage.

Targeted companies are expected to have high-sustained return on investment with above average earnings per share growth. The Sub-Adviser uses a fundamental bottom-up stock selection process with an investment time horizon of 3 to 5 years. The Sub-Adviser takes a low risk approach with strong emphasis placed on fundamental analysis. Research analysts are responsible for specific sectors of the economy and those companies that lie in their sector. While both industry sources and computer screens are used to narrow the list of possible holdings, the essence of the investment process is the fundamental company analysis and the depth of resources and experience available to the Sub-Adviser’s small cap team.

The portfolio may contain American Depositary Receipts (ADRs); however they should make up no more than 20% of the portfolio (at market value). The average market capitalization of the portfolio should not exceed the overall market capitalization profile of the Russell 2000 Value Index benchmark. The portfolio generally will consist of approximately 45 to 75 securities.

The Sub-Adviser has the discretion to purchase other securities of publicly held corporations, such as preferred stocks or bonds, as well as government securities, money market funds, certificates of deposit, other short-term debt instruments and investments of a similar nature, if it believes such investments meet the Fund’s investment objective.  For defensive or tactical purposes, the Sub-Adviser may engage in margin and short sales transactions or transactions involving the hypothecation or lending of securities up the extent allowed by securities law.

Please refer to the Sections below entitled: “Principal Risks of Investment,” “Performance of the Funds” and “Fees and Expenses” for important Fund-specific information.

Dunham Large Cap Growth Fund

INVESTMENT OBJECTIVE

The investment objective of the Dunham Large Cap Growth Fund is to maximize total return from capital appreciation and dividends.  The Fund seeks to achieve its investment objective by investing in domestic growth-oriented, large capitalization equity securities of companies traded on U.S. stock exchanges or in the over-the-counter market. The Fund is non-diversified for purposes of the 1940 Act.  The Fund’s investment objective is a non-fundamental policy and may be changed upon 60 days written notice to shareholders.

PRINCIPAL INVESTMENT STRATEGIES

The Dunham Large Cap Growth Fund, under normal market conditions, invests at least 80% if its net assets in the common stock of large companies.  These companies generally have market capitalizations similar to the market capitalizations of the companies in the Russell 1000 Growth Index.  Under general supervision of the Adviser, the Sub-Adviser’s investment process seeks to find and exploit undervalued and unrecognized growth opportunities and to invest before that growth is reflected in prices. The Fund is non-diversified for purposes of the 1940 Act.  The portfolio typically will consist of approximately 30 to 40 securities. While the market capitalization of a security at the time of purchase typically will be greater than $5 billion, the average market capitalization of the portfolio will average that of the Russell 1000 Growth Index.

The Sub-Adviser uses the following four-step process to select holdings for the portfolio:

•

Screening – Proprietary models screen for growth and valuation characteristics, narrowing the universe of investment opportunities.  The models screen for earnings growth, earnings surprise and revisions, momentum and book value.  These four models are used to analyze a universe of more than 1,000 stocks above $1 billion in market capitalization.

•

Fundamental Analysis – Fundamental analysis, the most important step of the Sub-Adviser’s investment process, seeks to identify investable themes, analyze industry and company fundamentals, and confirm the valuation characteristics obtained through initial screening procedures.

•

Portfolio Construction – The goal when constructing the portfolio is to maximize returns while managing risk.  The Sub-Adviser evaluates relative return potential, tailoring risk through stock and sector weightings.

•

Implementation – Efficient trade execution is conducted via proprietary in-house software and Plexus.

The Fund has a non-diversified portfolio, meaning it can invest in the securities of fewer issuers than diversified portfolio funds at any one time; as a result, the gains or losses on a single stock may have a greater impact on the Fund’s share price.

The Sub-Adviser has the discretion to purchase other securities of publicly held corporations, such as preferred stocks or bonds, as well as government securities, money market funds, certificates of deposit, other short-term debt instruments and investments of a similar nature, if it believes such investments meet the Fund’s investment objective. The portfolio may contain American Depositary Receipts (ADRs); however they should make up no more than 20% of the portfolio. For defensive or tactical purposes, the Sub-Adviser has the discretion to engage in margin and short sales transactions or transactions involving the hypothecation or lending of securities up to the extent allowed by securities law.

Please refer to the Sections below entitled: “Principal Risks of Investment,” “Performance of the Funds” and “Fees and Expenses” for important Fund-specific information.

Dunham Emerging Markets Stock Fund

INVESTMENT OBJECTIVE

The investment objective of the Dunham Emerging Markets Stock Fund is to maximize total return from capital appreciation and dividends.  The Fund seeks to achieve its investment objective by investing in equity securities in emerging-market countries around the world traded on foreign stock exchanges. The Fund’s investment objective is a non-fundamental policy and may be changed upon 60 days written notice to shareholders.

PRINCIPAL INVESTMENT STRATEGIES

The Dunham Emerging Markets Fund, under normal market conditions, invests at least 80% of its net assets in foreign equity securities.  These include equity securities in emerging market countries, primarily Latin America, Asia (excluding Japan), Eastern Europe and Africa. Under general supervision of the Adviser, the Sub-Adviser using a value-oriented approach to investing seeks common stock in companies that are projected to have a higher return on equity compared to similar companies. The portfolio generally will be diversified across approximately 15 to 20 countries and consist of approximately 40 to 60 securities.

The Sub-Adviser uses a top-down approach for regional asset allocation in conjunction with a bottom-up approach to find stocks with projected high, sustainable growth rates that are trading at reasonable valuation levels. On a quarterly basis, the Sub-Adviser calculates an expected local currency return and valuation measures for regions and individual countries to help determine investment focus. They screen the universe of stocks for suitable market capitalization, earnings growth and return on equity to produce a focused list of candidates. The Sub-Adviser also considers expected local currency return, country risk and other factors. The Sub-Adviser uses intensive analysis, financial modeling and company visits for final stock selection.

The Sub-Adviser has the discretion to purchase other securities of publicly held corporations, such as preferred stocks or bonds, as well as government securities, money market funds, certificates of deposit, other short-term debt instruments and investments of a similar nature, if it believes such investments meet the Fund’s investment objective. For defensive or tactical purposes, the Sub-Adviser may engage in margin and short sales transactions or transactions involving the hypothecation or lending of securities up to the extent allowed by securities law.

To learn more about the risks associated with an investment in the Dunham Emerging Markets Stock Fund, please refer to the prospectus section below, entitled “Principal Risks of Investment.”

Dunham Small Cap Growth Fund

INVESTMENT OBJECTIVE

The investment objective of the Dunham Small Cap Growth Fund is to maximize total return from capital appreciation and dividends.  The Fund seeks to achieve its investment objective by investing in domestic growth-oriented, small-capitalization common stocks of companies traded on U.S. stock exchanges or in the over-the-counter market. The Fund’s investment objective is a non-fundamental policy and may be changed upon 60 days’ written notice to shareholders.

PRINCIPAL INVESTMENT STRATEGIES

The Dunham Small Cap Growth Fund, under normal market conditions, invests at least 80% of its net assets in the common stock of small companies.  These companies generally have market capitalizations similar to the market capitalizations of the companies in the Russell 2000 Growth Index.  Under general supervision of the Adviser, the Sub-Adviser invests in small cap growth companies that exhibit a long-term sustainable business model. Such companies are generally characterized by:

•

secular growth characteristics;

•

some level of barrier to entry;

•

focused management;

•

high levels of recurring revenue; and/or

•

a franchise in their markets allowing them to earn attractive levels of return.

Targeted companies are expected to grow top and bottom-line at 20% or more for the next several years. The Sub-Adviser attempts to invest in these companies at a discount to their growth rate. The Sub-Adviser typically will hold between 80 and 120 securities in the portfolio.

The Sub-Adviser has the discretion to purchase other securities of publicly held corporations, such as preferred stocks or bonds, as well as government securities, money market funds, certificates of deposit, other short-term debt instruments and investments of a similar nature, if it believes such investments meet the Fund’s investment objective. For defensive or tactical purposes, the Sub-Adviser has the discretion to engage in margin and short sales transactions or transactions involving the hypothecation or lending of securities up to the extent allowed by securities law.

Please refer to the Sections below entitled: “Principal Risks of Investment,” “Performance of the Funds” and “Fees and Expenses” for important Fund-specific information.

Principal Risks of Investment

There is no assurance that each Fund will achieve its investment objective. Each Fund’s share price will fluctuate with changes in the market value of its portfolio securities. When you sell your Fund shares, they may be worth less than what you paid for them and, accordingly, you can lose money investing in the Funds.

The following chart summarizes the principal risks of each Fund. These risks could adversely affect the net asset value, total return and the value of a Fund and your investment.

Risks	Dunham Short-Term Bond Fund	Dunham Corporate/ Government Bond Fund	Dunham Total Return Bond Fund	Dunham High- Yield Bond Fund	Dunham Market Neutral Fund	Dunham Real Estate Stock Fund	Dunham Convertible & Growth Fund
Call or Redemption Risk	X	X	X	X			X
Credit Risk	X	X	X	X			X
Default Risk	X	X	X	X			X
Derivatives Risk		X		X	X	X	X
Economic Risk				X			X
Emerging Markets Risk
Foreign Investing
Industry/Sector Risk				X	X	X	X
Interest Rate Risk	X	X	X				X
Leveraging Risk	X	X	X	X
Liquidity Risk				X			X
Lower-rated Securities Risk		X		X			X
Management Risk	X	X	X	X	X	X	X
Non-Diversification Risk						X
Portfolio Turnover Risk	X	X		X	X	X	X
Prepayment Risk	X	X	X	X
Real Estate Industry Concentration Risk						X
Real Estate Investment Trust Risk (REIT)						X
Small and Medium Capitalization Risk					X	X	X
Stock Market Risk			X		X	X	X

Risks	Dunham International Stock Fund	Dunham Large Cap Value Fund	Dunham Small Cap Value Fund	Dunham Large Cap Growth Fund	Dunham Emerging Markets Stock Fund	Dunham Small Cap Growth Fund
Call or Redemption Risk
Credit Risk
Default Risk
Derivatives Risk	X	X	X	X	X	X
Economic Risk
Emerging Markets Risk	X				X
Foreign Investing	X				X
Industry/Sector Risk	X	X	X	X	X	X
Interest Rate Risk
Leveraging Risk
Liquidity Risk	X		X		X	X
Lower-rated Securities Risk
Management Risk	X	X	X	X	X	X
Non-Diversification Risk				X
Portfolio Turnover Risk	X		X	X	X	X
Prepayment Risk
Real Estate Industry Concentration Risk
Real Estate Investment Trust Risk (REIT)
Small and Medium Capitalization Risk	X	X	X	X	X	X
Stock Market Risk	X	X	X	X	X	X

Call or Redemption Risk - As interest rates decline, issuers of high yield bonds may exercise redemption or call provisions. This may force the Fund to redeem higher yielding securities and replace them with lower yielding securities with a similar risk profile. This could result in a decreased return.

Credit Risk – Issuers of fixed income securities may default on interest and principal payments due to the Fund. Generally, securities with lower debt ratings have speculative characteristics and have greater risk the issuer will default on its obligation. Fixed-income securities rated in the fourth classification by Moody’s (Baa) and S&P (BBB) have speculative characteristics and changes in economic conditions or other circumstances are more likely to lead to a weakened capacity of those issuers to make principal or interest payments, as compared to issuers of more highly rated securities.

Default Risk - Investments in fixed-income securities are subject to the risk that the issuer of the security could default on its obligations, causing the Fund to sustain losses on those investments.  A default could impact both interest and principal payments.  High yield fixed-income securities (commonly known as “junk bonds”) are considered speculative with respect to the issuer’s capacity to pay interest and repay principal in accordance with the terms of the obligations.  This means that, compared to issuers of higher rated securities, issuers of medium and lower rated securities are less likely to have the capacity to pay interest and repay principal when due in the event of adverse business, financial or economic conditions and/or may be in default or not current in the payment of interest or principal. The market values of medium and lower-rated securities tend to be more sensitive to company-specific developments and changes in economic conditions than higher-rated securities. The companies that issue these securities often are highly leveraged, and their ability to service their debt obligations during an economic downturn or periods of rising interest rates may be impaired. In addition, these companies may not have access to more traditional methods of financing, and may be unable to repay debt at maturity by refinancing. The risk of loss due to default in payment of interest or principal by these issuers is significantly greater than with higher rated securities because medium and lower rated securities generally are unsecured and subordinated to senior debt.

Default, or the market’s perception that an issuer is likely to default, could reduce the value and liquidity of securities held by the Fund, thereby reducing the value of your investment in Fund shares. In addition, default may cause the Fund to incur expenses in seeking recovery of principal or interest on its portfolio holdings.

Derivatives Risk - When a Sub-Adviser uses margin, leverage, short sales and other forms of financial derivatives, such as options and futures, an investment in the Fund may be more volatile than investments in other mutual funds.  Although the intention is to use such derivatives to minimize risk to the Fund, as well as for speculative purposes, there is the possibility that derivative strategies will not be used or that improper implementation of derivative strategies or unusual market conditions could result in significant losses to the Fund.

Derivatives are used to limit risk in the Fund or to enhance investment return and have a return tied to a formula based upon an interest rate, index, price of a security, or other measurement.  Derivatives involve special risks, including:  (1) the risk that interest rates, securities prices and currency markets will not move in the direction that a portfolio manager anticipates; (2) imperfect correlation between the price of derivative instruments and movements in the prices of the securities, interest rates or currencies being hedged; (3) the fact that skills needed to use these strategies are different than those needed to select portfolio securities; (4) the possible absence of a liquid secondary market for any particular instrument and possible exchange imposed price fluctuation limits, either of which may make it difficult or impossible to close out a position when desired; (5) the risk that adverse price movements in an instrument can result in a loss substantially greater than the Fund’s initial investment in that instrument (in some cases, the potential loss is unlimited);  (6) particularly in the case of privately-negotiated instruments, the risk that the counterparty will not perform its obligations, or that penalties could be incurred for positions held less then the required minimum holding period, which could leave the Fund worse off than if it had not entered into the position; and (7) the inability to close out certain hedged positions to avoid adverse tax consequences.  In addition, the use of derivatives for non-hedging purposes (that is, to seek to increase total return) is considered a speculative practice and may present an even greater risk of loss than when used for hedging purposes.

Economic Risk - High yield bonds have historically been found to be more sensitive to adverse economic changes or individual corporate developments than higher-rated investments.  Thus, an economic downturn could disrupt the market for high yield bonds and adversely affect the value of outstanding bonds and the ability of issuers to repay principal and interest.

Emerging Markets Risks – In addition to the risks generally associated with investing in foreign securities, countries with emerging markets also may have relatively unstable governments, social and legal systems that do not protect shareholders, economies based on only a few industries, and securities markets that trade a small number of issues.

Foreign Investing - Investing in foreign companies may involve more risks than investing in U.S. companies. These risks can increase the potential for losses in the Fund and may include, among others, currency risks (fluctuations in currency exchange rates and the new euro currency), country risks (political, diplomatic, regional conflicts, terrorism, war, social and economic instability, currency devaluations and policies that have the effect of limiting or restricting foreign investment or the movement of assets), different trading practices, less government supervision, less publicly available information, limited trading markets and greater volatility.

Industry/Sector Risk – This is the risk of investments in a particular industry or industry sector. Market or economic factors affecting that industry could have a major effect on the value of Fund’s investments.

Interest Rate Risk – Debt securities have varying levels of sensitivity to changes in interest rates. In general, the price of a debt security may fall when interest rates rise. Securities with longer maturities may be more sensitive to interest rate changes. Certain corporate bonds and mortgage-backed securities may be significantly affected by changes in interest rates. Some mortgage-backed securities may have a structure that makes their reaction to interest rates and other factors difficult to predict, making their value highly volatile.  Because zero coupon securities do not make interest payments, they are considered more volatile than bonds making periodic payments. When interest rates rise, zero coupon securities fall more sharply than interest paying bonds. However, zero coupon securities rise more rapidly in value when interest rates drop.

Leveraging Risk - The use of leverage, such as borrowing money to purchase securities, engaging in reverse repurchase agreements, lending portfolio securities and engaging in forward commitment transactions, will magnify the Fund's gains or losses.

Liquidity Risk - The secondary markets for high yield securities are not as liquid as the secondary markets for higher-rated securities. Relatively few market makers characterize the secondary markets for high yield debt securities, and the trading volume for high yield debt securities is generally lower than that for higher-rated securities. Accordingly, these secondary markets (generally or for a particular security) could contract under real or perceived adverse market or economic conditions. These factors may have an adverse effect on the Fund’s ability to dispose of particular portfolio investments and may limit the ability of the Fund to obtain accurate market quotations for purposes of valuing securities and calculating net asset value. Less liquid secondary markets also may affect the Fund’s ability to sell securities at their fair value. The Fund may invest in illiquid securities, which are more difficult to value and to sell at fair value. If the secondary markets for high yield debt securities contract due to adverse economic conditions or for other reasons, certain liquid securities in the Fund’s portfolio may become illiquid, and the proportion of the Fund’s assets invested in illiquid securities may increase.

Lower-rated Securities – Securities rated below investment-grade, sometimes called “high yield” or “junk” bonds, generally have more credit risk than higher-rated securities. Companies issuing high yield fixed-income securities are not as strong financially as those issuing securities with higher credit ratings. These companies are more likely to encounter financial difficulties and are more vulnerable to changes in the economy, such as a recession or a sustained period of rising interest rates, which could affect their ability to make interest and principal payments. If an issuer stops making interest and/or principal payments, payments on the securities may never resume. These securities may be worthless and the Fund could lose its entire investment.

Management Risk – Each Fund is subject to management risk because it is an actively managed investment portfolio. The Adviser and Sub-Adviser will apply its investment techniques and risk analyses in making investment decisions for the Funds, but there is no guarantee that its decisions will produce the intended result.

Non-Diversification Risk – A Fund that is a non-diversified investment company means that more of a Fund’s assets may be invested in the securities of a single issuer than a diversified investment company. This may make the value of a Fund’s shares more susceptible to certain risk than shares of a diversified investment company. As a non-diversified fund, the Fund has a greater potential to realize losses upon the occurrence of adverse events affecting a particular issuer.

Portfolio Turnover Risk - The frequency of a Portfolio’s transactions will vary from year to year. Increased portfolio turnover may result in higher brokerage commissions, dealer mark-ups and other transaction costs and may result in taxable capital gains. Higher costs associated with increased portfolio turnover may offset gains in a Portfolio’s performance.

Prepayment Risk – Certain types of pass-through securities, such as mortgage-backed securities, have yield and maturity characteristics corresponding to underlying assets. Unlike traditional debt securities, which may pay a fixed rate of interest until maturity when the entire principal amount comes due, payments on certain mortgage-backed securities include both interest and a partial payment of principal. Besides the scheduled repayment of principal, payments of principal may result from voluntary prepayment, refinancing, or foreclosure of the underlying mortgage loans.  For example, when interest rates fall, principal will generally be paid off faster, since many homeowners will refinance their mortgages.

Real Estate Industry Concentration Risk - By concentrating in a single sector, the Fund carries much greater risk of adverse developments in that sector than a fund that invests in a wide variety of industries. Real estate values rise and fall in response to a variety of factors, including local, regional and national economic conditions, interest rates and tax considerations. When economic growth is slow, demand for property decreases and prices may decline. Property values may decrease because of overbuilding, increases in property taxes and operating expenses, changes in zoning laws, environmental regulations or hazards, uninsured casualty or condemnation losses, or a general decline in neighborhood values.

Real Estate Investment Trust Risk (REIT) - Equity REITs may be affected by any changes in the value of the properties owned and other factors, and their prices tend to go up and down. A REIT’s performance depends on the types and locations of the properties it owns and on how well it manages those properties. A decline in rental income may occur because of extended vacancies, increased competition from other properties, tenants’ failure to pay rent or poor management. A REIT’s performance also depends on the company’s ability to finance property purchases and renovations and manage its cash flows. Because REITs typically are invested in a limited number of projects or in a particular market segment, they are more susceptible to adverse developments affecting a single project or market segment than more broadly diversified investments.

Small and Medium Capitalization Risk – The Fund’s investments in smaller and medium-sized companies carry more risks than investments in larger companies. Companies with small and medium size market capitalization often have narrower markets, fewer products or services to offer and more limited managerial and financial resources than do larger, more established companies. Investing in lesser-known, small and medium capitalization companies involves greater risk of volatility of the Fund’s net asset value than is customarily associated with larger, more established companies. Often smaller and medium capitalization companies and the industries in which they are focused are still evolving and, while this may offer better growth potential than larger, more established companies, it also may make them more sensitive to changing market conditions. Small cap companies may have returns that can vary, occasionally significantly, from the market in general.

Stock Market Risk - Stock markets can be volatile. In other words, the prices of stocks can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions.  The Fund’s investments may decline in value if the stock markets perform poorly.  There is also a risk that the Fund’s investments will under perform either the securities markets generally or particular segments of the securities markets.

Performance of the Funds

Because the Funds have recently commenced investment operations, no performance information is available for the Funds at this time. In the future, performance information will be presented in this section. Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually.

Fees and Expenses of the Funds

The following table describes the shareholder fees and annual fund operating expenses that you may pay if you buy and hold Class N shares of the Funds.

Shareholder Fees are those paid directly from your investment and may include sales loads or redemption and exchange fees.  Each Fund is front-end or back-end load free, so you generally will not pay any shareholder fees when you buy or sell Class N shares of the Funds.

Annual Fund Operating Expenses are paid out of a Fund’s assets and include fees for portfolio management, maintenance of shareholder accounts, shareholder servicing, accounting and other services.  You do not pay these fees directly but, as the example shows, these costs are borne indirectly by all shareholders.

	Dunham Short-Term Bond Fund	Dunham Corporate/ Government Bond Fund	Dunham Total Return Bond Fund	Dunham High-Yield Bond Fund	Dunham Market Neutral Fund
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge on Purchases of Shares (as a % of offering price)	NONE	NONE	NONE	NONE	NONE
Maximum Sales Charge on Reinvested Dividends / Distributions (as a % of offering price)	NONE	NONE	NONE	NONE	NONE
Redemption Fee	NONE	NONE	NONE	NONE	NONE
Exchange Fee	NONE	NONE	NONE	NONE	NONE
Annual Fund Operating Expenses (expenses that are deducted from Fund assets)
Management Fees (1)	0.80%	0.83%	0.80%
Distribution Fees (Rule 12b-1 Expenses)	NONE	NONE	NONE	NONE	NONE
Shareholder Service Fees	NONE	NONE	NONE	NONE	NONE
Other Expenses (2)	0.53%	0.65%	1.29%
Total Annual Fund Operating Expenses	1.33%	1.48%	2.09%

	Dunham Real Estate Stock Fund	Dunham Convertible & Growth Fund	Dunham International Stock Fund	Dunham Large Cap Value Fund	Dunham Small Cap Value Fund
Shareholder Fees (fees paid directly from you investment)
Maximum Sales Charge on Purchases of Shares (as a % of offering price)	NONE	NONE	NONE	NONE	NONE
Maximum Sales Charge on Reinvested Dividends/ Distributions (as a % of offering price)	NONE	NONE	NONE	NONE	NONE
Redemption Fee on	NONE	NONE	NONE	NONE	NONE
Exchange Fee	NONE	NONE	NONE	NONE	NONE
Annual Fund Operating Expenses (expenses that are deducted from Fund assets)
Management Fees (1)	1.25%	1.40%	1.15%	1.10%	1.40%
Distribution Fees (Rule 12b-1 Expenses)	NONE	NONE	NONE	NONE	NONE
Shareholder Service Fees	NONE	NONE	NONE	NONE	NONE
Other Expenses (2)	1.29%	0.83%	0.99%	0.70%	0.99%
Total Annual Portfolio Operating Expenses	2.54%	2.23%	2.14%	1.80%	2.39%

	Dunham Large Cap Growth Fund	Dunham Emerging Markets Stock Fund	Dunham Small Cap Growth Fund

Maximum Sales Charge on Purchases of Shares (as a % of offering price)	NONE	NONE	NONE
Maximum Sales Charge on Reinvested Dividends/ Distributions (as a % of offering price)	NONE	NONE	NONE
Redemption Fee	NONE	NONE	NONE
Exchange Fee	NONE	NONE	NONE
Annual Fund Operating Expenses (expenses that are deducted from Fund assets)
Management Fees (1)	1.15%	1.30%	1.40%
Distribution Fees (Rule 12b-1 Expenses)	NONE	NONE	NONE
Shareholder Service Fees	NONE	NONE	NONE
Other Expenses (2)	0.70%	1.29%	0.83%
Total Annual Portfolio Operating Expenses	1.85%	2.59%	2.23%

(1)

Each Fund pays the Adviser a fee for its services that is computed daily and paid monthly at an annual rate based on the value of the average daily net assets of the Fund. The fees of each Sub-Adviser are paid by the Adviser. The nature of the services provided to, and the aggregate management fees paid by each Fund are described under “Investment Adviser.”

(2)

These expenses, which include custodian, administration, transfer agency, and other customary fund expenses, are based on estimated amounts for each Fund’s current fiscal year.

Example

This example is intended to help you compare the cost of investing in Class N shares of the Funds with the cost of investing in other mutual funds.  This example shows what expenses you could pay over time. The example assumes that you invest $10,000 in Class N shares of a Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The example also assumes that your investment has 5% return each year, you reinvest all dividends and capital gain distributions and that the Funds’ operating expenses remain the same.  Although your actual costs may be higher or lower, the table below shows your costs at the end of each period based on these assumptions.

	Dunham Short-Term Bond Fund	Dunham Corporate/ Government Bond Fund	Dunham Total Return Bond Fund	Dunham High-Yield Bond Fund	Dunham Market Neutral Fund
YEAR
1	$135	$151	$212
3	$421	$468	$655

	Dunham Real Estate Stock Fund	Dunham Convertible & Growth Fund	Dunham International Stock Fund	Dunham Large Cap Value Fund	Dunham Small Cap Value Fund
YEAR
1	$257	$226	$217	$183	$242
3	$791	$697	$670	$566	$745

	Dunham Large Cap Growth Fund	Dunham Emerging Markets Stock Fund	Dunham Small Cap Growth Fund
YEAR
1	$188	$262	$226
3	$582	$805	$697

Management of the Funds

Investment Adviser

Dunham & Associates Investment Counsel, Inc. (the “Adviser”), located at 123 Camino De La Reina, Suite 100 South, San Diego, CA 92108, serves as the Funds Investment Adviser. The Adviser is a registered broker dealer under the Securities Exchange Act of 1934, as amended, and a registered investment adviser under the Investment Advisers Act of 1940, as amended.

The Adviser has overall supervisory responsibility for the general management and investment of each Fund’s securities portfolio, and subject to review and approval by the Board of Trustees:

a)

sets the Fund’s overall investment objectives;

b)

evaluates, selects and recommends sub-advisers to manage the Fund’s assets;

c)

monitors and evaluates the performance of sub-advisers, including their compliance with the investment objectives, policies, and restrictions of the Funds; and

d)

implements procedures to ensure that the sub-advisers comply with the Funds’ investment objectives, polices and restrictions.

The Adviser, subject to the review and approval of the Board of Trustees of the Trust, selects sub-advisers for each Fund and supervises and monitors the performance of each sub-adviser. The Trust has applied for an exemptive order (the “Order”) from the SEC that permits the Adviser, with Board of Trustees approval, to enter into sub-advisory agreements with sub-advisers without obtaining shareholder approval.

The Order also would permit the Adviser, subject to the approval of the Board of Trustees, to replace sub-advisers or amend sub-advisory agreements, including fees, without shareholder approval whenever the Adviser and the Trustees believe such action will benefit a Fund and its shareholders.  There is no guarantee that the SEC will grant the Order.

The Adviser has entered into a sub-advisory agreement with each Sub-Adviser and compensates each Sub-Adviser out of the investment advisory fees it receives from the applicable Fund. The total amount of investment management fees payable by each Fund to the Adviser may not be changed without shareholder approval.

Fund	Management Fees
Dunham Short-Term Bond Fund	0.80%
Dunham Corporate/Government Bond Fund	0.83%
Dunham Total Return Bond Fund	0.80%
Dunham High-Yield Bond Fund
Dunham Market Neutral Fund
Dunham Real Estate Stock Fund	1.25%
Dunham Convertible & Growth Fund	1.40%
Dunham International Stock Fund	1.15%
Dunham Large Cap Value Fund	1.10%
Dunham Small Cap Value Fund	1.40%
Dunham Large Cap Growth Fund	1.15%
Dunham Emerging Markets Stock Fund	1.30%
Dunham Small Cap Growth Fund	1.40%

Sub-Advisers

The following set forth certain information about each of the Sub-Advisers and Portfolio Managers:

[Dunham Short-Term Bond Fund – Sub-Adviser information to be inserted here]

Dunham Corporate/Government Bond Fund

Seneca Capital Management LLC (“Seneca”), an independently operated investment management firm located at 909 Montgomery Street, Suite 500, San Francisco, California, 94133, founded in 1989, serves as the Sub-Adviser to the Dunham Corporate/Government Bond Fund. Seneca consists of 110 employees, including 41 investment professionals, of which the fixed income team consists of 26. As of December 31, 2003, Seneca had approximately $14.2 billion in assets under management for a national and international client base including individuals and institutions.

Seneca’s investment process consists of analyzing and evaluating the entire spectrum of fixed income securities. Portfolio duration is targeted in narrow bands around fixed-income benchmark duration. Returns are enhanced by inclusion of the non-investment grade and/or non-U.S. securities on an opportunistic basis. The selection of individual securities for purchase or sale is dependent on both internal research and analysis of published data. Value is added in four ways: disciplined interest rate anticipation, sector rotation, issue selection and trading opportunities.

The following individuals manage the Dunham Corporate/Government Bond Fund:

Gail P. Seneca, Ph.D.

Chief Investment Officer and Managing Partner

Ms. Seneca has a distinguished record of professional experience in the financial services industry. Before founding Seneca in 1989, she served as Senior Vice President of the Asset Management Division of Wells Fargo Bank, where she managed more than $10 billion of assets. Before Wells Fargo, Ms. Seneca was chief investment strategist for Chase Lincoln First Bank.

Ms. Seneca attended New York University where she earned a BA, an MA and a Ph.D. Ms. Seneca serves on the Investment Committee of the San Francisco Foundation, the PG&E Nuclear Decommissioning Trust Committee and is a trustee of the Golden Gate National Park Association and the Fine Arts Museum of San Francisco.

Albert Gutierrez, CFA, CIO

Senior Fixed Income Portfolio Manager and Principal

Prior to joining Seneca as Chief Investment Officer of Fixed Income Assets, Mr. Gutierrez headed portfolio management, trading and investment systems at American General Investment Management where he was responsible for $75 billion in client assets. He held a similar role at Conseco Capital for twelve years prior to that assignment. His portfolio management experience is broad, and includes total rate of return mandates in all fixed income sectors, collateralized debt obligations, and specialized and structured mandates. He began his career on Wall Street, where he held successive roles in credit research, systems design and trading.

Mr. Gutierrez holds a degree in Economics from the Wharton School and is a Chartered Financial Analyst charter holder.

Dunham Total Return Bond Fund

Fixed Income Management Group, Inc. (“FIMGI”), an independently registered investment adviser founded in 1983 by Richard Ganz. FIMGI serves as the Sub-Adviser to the Dunham Total Return Bond Fund and is located at 445 Broadhollow Road, Suite 400, Melville, New York, 11747. As of December 31, 2003, FIMGI had approximately $50 million in assets under management.

FIMGI’s investment process consists of actively managing the portfolio in response to changes in the business cycle. FIMGI seeks to identify and respond to phases in the business cycle and to shift the portfolio’s investments among different market sectors, coupons and maturities in a manner which it believes will achieve the investment objectives, taking into account the volatility and fluctuations associated with investing in a portfolio of long-term fixed-income securities. In times when interest rates are rising, the strategies utilized will likely under-perform bond benchmarks. However, when interest rates fall, the strategies should over-perform bond indices, compensating for the under-performance during a rising interest rate environment.

The following individuals manage the Dunham Total Return Bond Fund:

Richard Ganz

President and Portfolio Manager

Mr. Ganz has over 34 years of experience exclusively in the area of fixed-income securities, having worked with several of the largest financial institutions in the United States. He has helped counsel major banks and thrift institutions in the development and implementation of bond strategies. Mr. Ganz has been on numerous television and radio programs and is often quoted in financial publications.

Leonard Katz

Portfolio Manager

Mr. Katz has nearly 20 years of experience in the fixed income markets as an adviser, strategist and portfolio manager for individuals and corporations. Mr. Katz first trained with the municipal and government bond traders at the corporate headquarters of Bevil, Bressler & Schulman, Inc. (“BBS”), one of the largest fixed income firms at the time with over 500 financial advisers. After BBS, Mr. Katz moved to Smith Barney Harris Upham & Company, followed by Butcher Singer & Company.

[Dunham High-Yield Bond Fund – Sub-Adviser information to be inserted here]

[Dunham Market Neutral Fund – Sub-Adviser information to be inserted here]

Dunham Real Estate Stock Fund

ING Clarion Real Estate Securities (“Clarion”), 259 North Radnor-Chester Road, Suite 205, Radnor, Pennsylvania, 19087, is the Sub-Adviser to the Dunham Real Estate Stock Fund. Clarion is an active equity investment adviser specializing in real estate securities portfolio for institutional and individual investors. Clarion and affiliate Clarion Partners, a national direct property investment adviser, managed over $14.4 billion in combined assets as of December 31, 2003. Clarion and Clarion Partners are wholly owned subsidiaries of ING Group of The Netherlands.

Clarion seeks total return through a combination of income and long-term growth of capital by investing primarily in income-producing equity securities of companies principally engaged in the U.S. real estate industry. By combining bottom-up fundamental research of companies with a research driven top-down asset allocation, Clarion seeks to deliver total return by identifying good individual company value and by repositioning portfolios to be invested in companies with the best property types and geographic regions based on current real estate market conditions.

The following individuals manage the Dunham Real Estate Stock Fund:

Kenneth D. Campbell

Managing Director and Co-Chief Investment Officer

Mr. Campbell chairs the committee responsible for establishing investment policy and shares responsibility for day-to-day management of the portfolios and account control with Mr. Ferguson. He has more than 33 years experience investing in real estate securities. In 1969 he founded Audit Investments, Inc., a Registered Investment Adviser. Through Audit, he has managed real estate securities portfolios since 1981 for a select number of institutional and individual accounts. Mr. Campbell is an MBA graduate with distinction from New York University with a BA from Capital University.

T. Ritson Ferguson, CFA

Managing Director and Co-Chief Investment Officer

Mr. Ferguson provides oversight of the firm’s operations, shares responsibility for the day-to-day management of the portfolios with Mr. Campbell and is a member of the investment committee. Previously with Radnor Advisers and Trammell Crow Company, he has extensive direct investment experience having been involved in all facets of the analysis, acquisition and management of commercial real estate. Mr. Ferguson is an honors MBA graduate of Wharton School (University of Pennsylvania) and from Duke University with a BS in Computer Science/Economics. He is a member of the Society of Financial Analysts of Philadelphia and the Association for Investment Management and Research (AIMR) and has received a Chartered Financial Analyst designation.

Dunham Convertible & Growth Fund

Calamos® Asset Management, Inc. (“Calamos”), 1111 East Warrenville Road, Naperville, Illinois, 60563, is the Sub-Adviser to the Dunham Convertible & Growth Fund. Calamos has specialized in security research and money management since 1977. Calamos managed $23.5 billion as of December 31, 2003.

Calamos invests primarily in a diversified portfolio of convertible, equity and fixed-income securities with equal emphasis placed on capital appreciation and current income. Calamos seeks convertible securities that they believe will share in the underlying stock’s potential for capital appreciation while offering relatively high, consistent income through all phases of a market cycle. Calamos research/investment process consists of four major steps: credit analysis, equity analysis, convertible analysis and analysis of the overall portfolio. Focusing on the main value drivers in the marketplace, most notable long-term sustainable earning power and cash flow return on capital, the management team strives to create a portfolio with a reasonable risk/reward trade-off.

The following individuals manage the Dunham Convertible & Growth Fund:

John P. Calamos

President & Chief Investment Officer

John P. Calamos, Founder of Calamos, has pioneered investment strategies, specializing in investment research and portfolio management of convertible securities for major institutional and individual investors throughout the country. Spanning more than 20 years, his experience includes a long and successful history of using convertibles and hedging techniques designed to control risk and stabilize the asset base during volatile market periods. Mr. Calamos received his undergraduate degree in Economics and MBA in Finance from the Illinois Institute of Technology. After graduation, he joined the United States Air Force. He served as a combat pilot during the Vietnam War, earning the rank of Major.

Nick P. Calamos, CFA

Managing Director, Senior Executive Vice President & Senior Portfolio Manager

Nick P. Calamos oversees research and portfolio management for Calamos. Since 1983, his experience has centered on convertible securities investment. Mr. Calamos has been instrumental in developing the Calamos Convertible Research System (CCRS), a sophisticated, proprietary research system that monitors and scans the entire convertible market for the best available investment opportunities. He received his undergraduate degree in Economics from Southern Illinois University and an MS in Finance from Northern Illinois University. A Chartered Financial Analyst, Mr. Calamos is a member of the Investment Analysts Society of Chicago.

Dunham International Stock Fund

BPI Global Asset Management, LLP (“BPI”), 1900 Summit Tower Boulevard, Suite 450, Orlando, Florida, 32810, is the Sub-Adviser to the Dunham International Stock Fund. BPI was established in 1997 as a joint venture partner with one of Canada’s leading mutual fund companies, C.I. Fund Management Inc., which had over $35 billion under management as of January 31, 2004. BPI has approximately $5.0 billion in assets under management as of December 31, 2003.

BPI invests primarily in developed foreign markets using a value-oriented investment approach. BPI uses a decision process that includes segmenting over 7,000 companies into industry groups. Through detailed bottom-up analysis, they identify quality companies that are undervalued relative through their global peers. Using on-going rigorous fundamental analysis, BPI attempts to identify the best opportunities and constructs a portfolio based on strict buy and sell targets.

The following individuals manage the Dunham International Stock Fund:

Daniel R. Jaworski, CFA

Chief Investment Officer and Managing Director

Mr. Jaworski has more than 15 years experience in managing international equity portfolios. Before co-founding BPI in 1997, Mr. Jaworski was Managing Director of International Portfolio Management and Research and Senior Portfolio Manager at STI Capital Management/Sun Trust Inc. Prior to Joining STI, he held positions as an international portfolio manger at Lazard Freres Asset Management and at Principal Financial Group/Invista Capital Management. Mr. Jaworski holds the Chartered Financial Analyst designation and an MBA from the University of Minnesota, and a BA in economics and computer science from Concordia College in Moorhead, Minnesota.

Pablo Salas

Managing Director and Portfolio Manager

Mr. Salas, one of BPI’s founding partners, has more than 17 years experience in managing equity portfolios in international and emerging markets. Mr. Salas’ responsibilities include the research, analysis, and strategy associated with international holdings managed by BPI. Mr. Salas began his career at NationsBank, where he managed part of a $1.5 billion U.S. emerging markets debt portfolio. His experience also includes positions at Principal Financial Group/Invista Capital Management and Lazard Freres Asset Management, where he managed emerging markets equities. Mr. Salas holds an MBA from the University of Wisconsin and a BA from Indiana University.

Dunham Large Cap Value Fund

C.S. McKee, L.P., a 100% employee owned firm located at One Gateway Center, 8th Floor, Pittsburgh, Pennsylvania, 15222, founded in 1931, serves as the Sub-Adviser to the Dunham Large Cap Value Fund. A team of six individuals averaging over 15 years of investment experience makes investment decisions. As of December 31, 2003, C.S. McKee, L.P. had approximately $3.0 billion in assets under management.

C.S. McKee, L.P. uses an active bottom-up stick selection process for investing in large cap value stocks, emphasizing those believed to be statistically undervalued while exhibiting attractive earnings dynamics. The firm’s analysts screen each industry using a combination of fundamental, technical, and risk assessment models.

The following individual manages the Dunham Large Cap Value Fund:

Gregory M. Melvin, CFA

Chief Investment Officer

Mr. Melvin has over 20 years of investment research and portfolio management experience. Mr. Melvin’s track record includes 15 years as a senior portfolio manager and Investment Policy Committee member at Federated Investors, where he managed funds across multiple disciplines that consistently ranked at or near the top of their peer universes. A team of six individuals averaging over 14 years of investment experience makes investment decisions.

Dunham Small Cap Value Fund

Babson Capital Management LLC (“Babson”), One Memorial Dr., Cambridge, MA 02142-1300, founded in 1940, serves as the Sub-Adviser to the Dunham Small Cap Value Fund. Babson began managing domestic equity accounts for U.S. clients in 1968. In 1995, Babson became an independent subsidiary of Massachusetts Mutual Life Insurance Company (“MassMutual”). As of December 31, 2003, MassMutual had approximately $82 billion in assets under management.

Babson uses a fundamental bottom-up stock selection process with an investment time horizon of 3 to 5 years. Babson invests in a diversified portfolio of equity securities of small companies generally having the following characteristics: (i) sustainable competitive advantage, (ii) strong management, (iii) long product cycle, (iv) pricing flexibility, and (v) smallness as a competitive advantage. Targeted companies are expected to have high-sustained return on investment with above average earnings per share.

The following individuals manage the Dunham Small Cap Value Fund:

Paul S. Szczygiel, CFA

Managing Director, Portfolio Manager

Mr. Szczygiel has been with Babson since 1996. From 1994 to 1996, he was Vice President at Concert Capital Management, Inc. Before that, he was an Associate Director with Bear Stearns. He received an MBA degree in 1984 from the Clark University. He holds the Chartered Financial Analyst designation

Robert K. Baumbach, CFA

Managing Director, Portfolio Manager

Mr. Baumbach has been with Babson since 1999. From 1994 to 1999, he was Senior Vice President at Putnam Investments. Before that, he was Vice President of Keystone Custodian Funds. He received an MS degree in 1985 from the University of Baltimore. He holds the Chartered Financial Analyst designation.

Dunham Large Cap Growth Fund

Baring Asset Management, Inc. (“Baring”), 125 High Street, Suite 2700, Boston, Massachusetts, 02110, serves as the Sub-Adviser to the Dunham Large Cap Growth Fund. Baring is a global asset management firm headquartered in London with major investment offices in Boston, Hong Kong, and Tokyo. Baring is a wholly owned subsidiary of ING Group, a publicly traded Dutch company with worldwide banking and insurance subsidiaries. The U.S. equity management team, based in Boston, has eight specialists with over 162 years of combined experience. As of December 31, 2003, ING Group had approximately $35.3 billion in assets under management.

Baring invests primarily in large capitalization growth stocks. Baring seeks to find and exploit undervalued and unrecognized growth opportunities and to invest before that growth is reflected in prices. Baring uses the following four-step process to select holdings for the portfolio: (i) Screening – proprietary models screen for growth and valuation characteristics, (ii) Fundamental Analysis – identify investable themes, analyze industry and company fundamentals, confirmation of valuation characteristics obtained through initial screening and procedure, (iii) Portfolio Construction – evaluate relative return potential, tailor risk through stock and sector weightings, and (iv) Implementation – efficient trade execution.

The following individuals manage the Dunham Large Cap Growth Fund:

David Brennan

Chairman and Chief Executive Officer, Investment Management Group-London and Baring Asset Management Holdings Ltd.

Mr. Brennan was appointed Chairman and Chief Executive of Baring in 2002. He joined Baring in Hong Kong in 1988, having lived in Asia since 1982. During his tenure at Baring, David has held the positions of Managing Director of Baring Asset Management (Asia) Limited, Chairman of the Pacific Division, Chairman of the Pacific Policy Group, and leader of their Asia Pacific Equity Specialist Investment Team. In 1997, Mr. Brennan re-located to London and was appointed Chief Executive Officer of the Investment Management Group. Mr. Brennan was appointed Deputy Chairman of Baring Asset Management Holdings in 2001 and became the Chairman and CEO of the firm during the second quarter of 2002. Prior to Baring, he worked for Bankers Trust and Kidder Peabody in New York, Singapore and Hong Kong, and he has over 20 years of industry experience. Mr. Brennan has a law degree from Oxford University and studied International Finance at New York University’s Stern Graduate School of Business.

William Thomas, CFA

Leader, U.S. Equity Specialist Team-Boston

Mr. Thomas became the Head of the U.S. Equity Team in April 1999. He was appointed the Co-Leader of the U.S. Equity Team during 1998, sharing the responsibility of leading the team with Will Braman. As one of the senior investment managers, he was a chief architect of the U.S. Equity team’s rigorous investment process. He has chaired the U.S. Equity Investment Committee for the past eight years. In 1994, he was appointed Deputy Head of the U.S. Equity Specialist Team. He has specific research responsibilities for aerospace and defense, producer durables, pollution control and transportation sectors. He joined Baring in 1987 as a portfolio manager. Mr. Thomas is an honors graduate of Norwich University, received his MBA from the Amos Tuck School of Business Administration, and received his Chartered Financial Analyst designation in 1977.

Dunham Emerging Markets Stock Fund

Van Eck Global (“Van Eck”), 99 Park Avenue, 8th Floor, New York, New York, 10016, serves as the Sub-Adviser to the Dunham Emerging Markets Fund. Van Eck is a privately owned company. As of December 31, 2003, Van Eck had approximately $1.6 billion in assets under management.

Van Eck invests in Emerging Markets stocks located primarily in Latin America, Asia (excluding Japan), Eastern Europe and Africa. Van Eck uses a “growth at a reasonable price” approach to investing. The companies in the portfolio are projected to have a higher return on equity relative to that of similar companies. Van Eck uses a top-down approach for regional asset allocation to help control risk. A bottom-up approach is then used to find stocks with projected high, sustainable growth rates that are trading at reasonable valuation levels.

The following individual manages the Dunham Emerging Markets Stock Fund:

David A. Semple

Co-Portfolio Manager, Director

Ranked one of the top strategists in Asia by Institutional Investor in 1996, Mr. Semple joined Van Eck as a Director in 1998. Prior to joining Van Eck, Mr. Semple was a Regional Strategist at Peregrine Brokerage. He joined Peregrine in 1993 after serving as Head of Emerging Markets at Murray Johnstone, a United Kingdom investment management company. At Murray Johnstone, he also was an investment manager specializing in Asian equity markets. Mr. Semple graduated with an Honors degree in Law and a Diploma in Legal Practice from the University of Edinburgh. He became an Associate of the Institute of Investment Management and Research (AIIMR) in 1993.

Dunham Small Cap Growth Fund

SEB Asset Management America Inc. (“SEB”), 263 Tresser Blvd., 10th Floor, Stamford, Connecticut, 06901, founded in 1987, serves as the Sub-Adviser to the Dunham Small Cap Growth Fund. SEB is a wholly owned subsidiary of SE Banken; one of the largest financial services groups in the Nordic region. SE Banken has 672 branch offices involved in banking, asset management and insurance with over four million in customers. As of December 31, 2003, SE Banken had approximately $2.0 billion in assets under management.

SEB focuses on small cap growth companies with a market capitalization typically in the $100 million to $1.5 billion range that exhibit a long-term sustainable business model. Companies in the portfolio are generally characterized by: (i) secular growth characteristics, (ii) some level of barrier to entry, (iii) focused management, (iv) high levels of recurring revenue, and (v) a franchise in their markets allowing them to earn attractive levels of return. Targeted companies are expected to grow tope and bottom-line at 20% or more for the next several years. SEB expects to invest in these companies at a discount to their growth rate.

The following individuals manage the Dunham Small Cap Growth Fund:

Jan E. Parsons

Vice President, Chief Equity Investment Officer

Mr. Parsons has been with SEB since 1987 as the Chief Equity Investment Officer. From 1985 to 1987, he was a salesman at Enskilda Securities, London. Prior to that, he was a financial analyst with Sirius Insurance Company, Ltd., Stockholm. He received a Civilekonom degree (equivalent to an MBA) from the University of Stockholm.

Vinay Ved

Equity Investment Manager

Mr. Ved joined SEB in 1994. Prior to joining the firm he served as Assistant Vice President/Equity Analyst of Kidder Peabody Investment Management from 1992 until 1994; as manager for Citicorp Investments from 1991 until 1992; and as an analyst for Lipper Analytical Services from 1988 until 1991. Mr. Ved received his BA from University of Bombay in 1985 and his MBA from PACE University in 1988.

Valuation of Fund Shares

Each Fund’s net asset value (“NAV”) for each class of shares is calculated on each day that the New York Stock Exchange is open. The NAV is the value of a single share of a Fund. The NAV is calculated for each Fund at the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. The NAV is determined by subtracting the total of a Fund’s liabilities from its total assets and dividing the remainder by the number of shares outstanding. The value of a Fund’s total assets is generally based on the market value of the securities that the Fund holds. Fund portfolio securities, which are traded on a national securities exchange, are valued at the last quoted sale price.  NASDAQ traded securities are valued using the NASDAQ official closing price (NOCP).  Certain short-term securities are valued on the basis of amortized cost. If market values are not available, the Adviser will determine the fair value of securities using procedures that the Board of Trustees has approved. The Adviser also may fair value securities whose values may be materially affected by events occurring after the closing of a foreign market but before the close of business of the New York Stock Exchange. In those circumstances where a security’s price is not considered to be market indicative, the security’s valuation may differ from an available market quotation.

The securities markets on which the foreign securities owned by a Fund trade may be open on days that the Fund does not calculate its NAV and thus the value of a Fund’s shares may change on days when shareholders are not able to purchase or redeem shares of the Fund. In computing the NAV of each Fund, a Fund will value any foreign securities held at the closing price on the exchange on which they are traded or if the close of the foreign exchange occurs after 4:00 p.m. Eastern time, a snapshot price will be used. Prices of foreign securities quoted in foreign currencies are translated into U.S. dollars at the London market close. Occasionally, events that affect these values and exchange rates may occur after the close of the exchange on which such securities are traded. If such events materially affect the value of a Fund’s securities, these securities may be valued at their fair value pursuant to procedures adopted by the Trust’s Board of Trustees.

Your Account

Types of Account Ownership

You may buy shares of a Fund at the Fund’s NAV, next determined after you place your order.  If you are making an initial investment in the Funds, you will need to open an account.  You may establish the following types of accounts:  Individual or Joint Ownership, Custodial, Trust, Corporation, Partnerships or Other Legal Entities.

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Individual or Joint Ownership. One person owns an individual account while two or more people own a joint account.  We will treat each individual owner of a joint account as authorized to give instructions on purchases, sales and exchanges of shares without notice to the other owners.  However, we will require each owner’s signature guarantee for any transaction requiring a signature guarantee.

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Custodial Accounts. A Custodian maintains a Uniform Gifts to Minors Act (UGMA) or Uniform Transfers to Minors Act (UTMA) account for the benefit of a minor.  To open an UGMA or UTMA account, you must include the minor’s social security number on the application.

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Trust.  A trust can open an account.  You must include the name of each trustee, the name of the trust and the date of the trust agreement on the application.

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Business Accounts. Corporations, partnerships and other legal entities also may open an account.  A general partner of the partnership or an authorized officer of the corporation or other legal entity must sign the application and resolution form.

Tax-Deferred Accounts

If you are eligible, you may set up one or more tax-deferred accounts.  A tax-deferred account allows you to shelter your investment income and capital gains from current income taxes.  A contribution to certain of these plans also may be tax deductible.  The types of tax-deferred accounts that may be opened are described below.  Investors should consult their tax adviser or legal counsel before selecting a tax-deferred account.

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Investing for Your Retirement. If you are eligible, you may set up your account under an Individual Retirement Account (IRA) or Roth IRA, Rollover IRA, SEP-IRA, SIMPLE IRA, Keogh Account, or other retirement plan.  Your financial consultant can help you determine if you are eligible.  Distributions from these plans may be subject to income tax and to an additional tax if withdrawn prior to age 591/2 or used for a nonqualifying spouse.

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Traditional and Roth IRAs. Both IRAs allow most individuals with earned income to contribute up to the lesser of $3,000 or 100% of compensation annually.  In addition, IRA holders’ age 50 or older may contribute $500 a year more than these limits.

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Simplified Employee Pension Plan (SEP). This plan allows small business owners (including sole proprietors) to make tax-deductible contributions for themselves and any eligible employee(s).  A SEP requires an IRA (a SEP-IRA) to be set up for each SEP participant.

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Profit Sharing or Money Purchase Pension Plan. These plans are open to corporations, partnerships and small business owners (including sole proprietors) to benefit their employees and themselves.

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Section 403(b)(7) Plan. Employees of educational organizations or other qualifying, tax-exempt organizations may be eligible to participate in a Section 403(b)(7) Plan.

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Coverdell Education Savings Account. This plan allows individuals, subject to certain income limitations, to contribute up to $2,000 annually on behalf of any child under the age of 18.  Contributions are also allowed on behalf of children with special needs beyond age 18.  Distributions are generally subject to income tax if not used for qualified education expenses.

Purchasing Fund Shares

Receipt of Orders

Shares may only be purchased on days the Funds are open for business.  Each Fund may authorize one or more broker/dealers to accept, on its behalf, purchase and redemption orders that are in good order.  In addition, these broker/dealers may designate other financial intermediaries to accept purchase and redemption orders on the Fund’s behalf.  Each Fund reserves the right to refuse any purchase requests, particularly those that would not be in the best interests of the Fund or its shareholders and could adversely affect the Fund or its operations. This includes those from any individual or group who, in a Fund’s view, is likely to engage in, or has a history of, excessive trading.

Minimum Investments

For Class N shares, the minimum initial investment amount is $100,000 complex-wide (among the Dunham Funds) for taxable accounts and $50,000 complex-wide for tax-deferred accounts (“MIN”).  There is no minimum initial investment on a per Fund basis for Class N shares. The MIN can be waived if the investor has, in the opinion of the Adviser, adequate intent and availability of assets to reach a future level of investment among the Funds that is equal to or greater than the MIN.  There is no minimum subsequent investment amount for Class N shares. If a Class N shareholder’s investment falls below the MIN for reasons other than depreciation of the investment, the investor will receive a notice from the Adviser and will be given a reasonable amount of time to cure the deficiency.  If said deficiency is not cured within such time, the Adviser reserves the right to convert the account to Class C shares or take other appropriate measures.

Methods of Buying

	TO OPEN AN ACCOUNT	TO ADD TO AN EXISTING ACCOUNT
By Telephone

You may not use telephone transactions for your initial purchase of a Fund’s shares. If you have elected “Telephone Privileges” on a Fund, you may call that Fund (toll-free) at 1-800-XXX-XXXX to request an exchange into another Fund. (Note: For security reasons, requests by telephone will be recorded.)

See “Exchanging Shares.”

If you have elected “Telephone Privileges” by completing the applicable section of the Account Application Form, call the Fund (toll-free) at 1-800-XXX-XXXX to place your order.  You will then be able to move money from your bank account to your Fund account upon request.  Only bank accounts held at domestic institutions that are Automated Clearing House (“ACH”) members may be used for telephone transactions.  The minimum telephone purchase is $100.

By Mail

Make your check payable to “Dunham Funds.” Forward the check and your application to the address below.  No third party checks will be accepted.  If your check is returned for any reason, a $25 fee will be assessed against your account.

By Regular Mail/Overnight Delivery: Dunham Funds

c/o Gemini Fund Services, LLC

4020 South 147th Street, Suite 2

Omaha, NE 68137

NOTE:  The Funds do not accept cash, money orders, third party checks, credit card checks, traveler’s checks, starter checks, checks drawn on non-U.S. banks outside the U.S. or other checks deemed to be high risk.  The Fund does not consider the U.S. Postal Service or other independent delivery services to be its agents.

Fill out the investment stub from an account statement, or indicate the Fund name and your account number on your check.  Make your check payable to “Dunham Funds.” Forward the check and stub to the address below:

By Regular Mail/Overnight Delivery: Dunham Funds

c/o Gemini Fund Services, LLC

4020 South 147th Street, Suite 2

Omaha, NE 68137

NOTE:  The Funds do not accept cash, money orders, third party checks, credit card checks, traveler’s checks, starter checks, checks drawn on non-U.S. banks outside the U.S. or other checks deemed to be high risk.  The Fund does not consider the U.S. Postal Service or other independent delivery services to be its agents.

By Wire

Forward your application to the address below.  Call (toll-free) 1-800-XXX-XXXX to obtain an account number.  Wire funds using the instructions to the right.

By Regular Mail/Overnight Delivery: Dunham Funds

c/o Gemini Fund Services, LLC

4020 South 147th Street, Suite 2

Omaha, NE 68137

Notify the Fund of an incoming wire by calling (toll-free) 1-800-XXX-XXXX.  Use the following instructions:

First National Bank

Omaha, NE 68102

ABA#

Credit:  “name of fund”

DDA #

FBO:   (name of Fund)

            (class)

            (name/title on the account)

            (account #)

Neither the Funds nor its agent is responsible for the consequences of delays resulting from the banking system or from incomplete wiring instructions.

Automatic Investment Plan

Open a Fund account using one of the previous methods.  If by mail, be sure to include your checking account number on the appropriate section of your application and enclose a voided check with your initial purchase application.

If you did not set up an Automatic Investment Plan with your original application, call the Funds (toll-free) at 1-800-XXX-XXXX. Additional investments (minimum of $100) will be taken from your checking account automatically monthly or quarterly.

Through Your Financial Intermediary	You may contact your financial consultant to purchase shares. Your financial consultant can tell you the time by which you must submit your order to be processed the same day.	You may contact your financial consultant to purchase shares. Your financial consultant can tell you the time by which you must submit your order to be processed the same day.

Redemption of Shares

You have the right to sell (“redeem”) all or any part of your shares.  Selling your shares in a Fund is referred to as a “redemption” because the Fund buys back its shares.  We will redeem your shares at the net asset value next computed following receipt of your redemption request in good order.  See “Payment of Redemption Proceeds” for further information.

Methods of Redemption

Method of Redemption	Redemption Procedures
By Telephone

You may authorize redemption of some or all shares in your account with the Funds by telephoning the Funds at 1-800-XXX-XXXX between 8:30 a.m. and 4:00 p.m. Eastern time on any day the Funds are open.

You will NOT be eligible to use the telephone redemption service if you:

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have declined or canceled your telephone investment privilege;

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wish to redeem shares valued at $50,000 or greater or if you ask us to send the redemption proceeds to an address other than the address of record or to a person other than the registered shareholder(s) for the account;

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must provide supporting legal documents such as a signature guarantee for redemption requests by corporations, trusts and partnerships; or

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wish to redeem from a retirement account.

By Mail

If you are redeeming shares, you may send your redemption request to:

Dunham Funds

c/o Gemini Fund Services, LLC

4020 South 147th Street, Suite 2

Omaha, NE 68137

You must include the following information in your written request:

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a letter of instruction stating the name of the Fund, the number of shares you are redeeming, the names in which the account is registered and your account number;

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other supporting legal documents, if necessary, for redemption requests by corporations, trusts and partnerships;

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a signature guarantee, if necessary.

Request in “Good Order”

For our mutual protection, all redemption requests must include:

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your account number

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the Fund which you are redeeming from

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the dollar or share amount of the transaction

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for mail requests, signatures of all owners EXACTLY as registered on the account and signature guarantees, if required (signature guarantees can be obtained at most banks, credit unions, and licensed securities brokers)

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any supporting legal documentation that may be required

Your redemption request will be processed at the next determined share price (NAV) after we have received all required information.

By Systematic Withdrawal Plan

The Funds offer shareholders a Systematic Withdrawal Plan.  Call the Fund (toll-free) at 1-800-XXX-XXXX to obtain information on how to arrange for regular monthly or quarterly fixed withdrawal payments.  The minimum payment you may receive is $100 per period.  Note that this plan my deplete your investment and affect your income or yield.

Through Your Financial Intermediary	Consult your account agreement for information on redeeming shares.
IMPORTANT NOTE	Once we have processed your redemption request, and a confirmation number has been given, the transaction cannot be revoked.

Payment of Redemption Proceeds

You may request redemption of your shares at any time.  Your shares will be redeemed at the next NAV per share calculated after a Fund or its agents receive your request in Good Order.  “Good Order” means your letter of instruction includes:

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The name of the Fund

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The number of shares or the dollar amount of shares to be redeemed

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Signatures of all registered shareholders exactly as the shares are registered

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The account number

Normally, redemptions will be processed by the next business day, but may take up to seven days to be processed if making immediate payment would adversely affect the Fund.  Redemption proceeds (other than exchanges) may be delayed until money from prior purchases sufficient to cover your redemption has been received and collected.  You may receive the proceeds in one of three ways:

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We can mail a check to your account’s address.  Normally, you will receive your proceeds within seven days after the Fund receives your request in Good Order, however your request may take up to seven days to be processed if making immediate payment would adversely affect the Fund. Checks will not be forwarded by the Postal Service, so please notify us if your address has changed.

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We can transmit the proceeds by Electronic Funds Transfer (“EFT”) to a properly pre-authorized bank account.  The proceeds usually will arrive at your bank two banking days after we process your redemption.

3.

For a $15 fee, which will be deducted from your redemption proceed; we can transmit the proceeds by wire to a pre-authorized bank account.  The proceeds usually will arrive at your bank the first banking day after we process your redemption.

Before selling recently purchased shares, please note that if the Fund’s transfer agent has not yet collected payment for the shares you are selling, it may delay sending the proceeds until the payment is collected, which may take up to 15 calendar days from the purchase date.  This procedure is intended to protect the Funds and their shareholders from loss.

The Fund’s transfer agent will send redemption proceeds by wire or EFT only to the bank and account designated on the account application or in written instructions (with signatures guaranteed) subsequently received by the transfer agent, and only if the bank is a member of the Federal Reserve System.  If the dollar or share amount requested to be redeemed is greater than the current value of your account, your entire account balance will be redeemed.  If you choose to redeem your account in full, any Automatic Investment Plan currently in effect for the account will be terminated unless you indicate otherwise in writing and any Systematic Withdrawal Plan will be terminated.

Signature Guarantees

A signature guarantee of each owner is required to redeem shares in the following situations:

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If you change ownership on your account

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When you want the redemption proceeds sent to a different address than that registered on the account

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If the proceeds are to be made payable to someone other than the account’s owner(s)

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Any redemption transmitted by federal wire transfer or EFT to a bank other than your bank of record

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If a change of address request has been received by the Transfer Agent within the last 15 days

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For all redemptions of $50,000 or more from any shareholder account

A signature guarantee assures that a signature is genuine.  The signature guarantee protects shareholders from unauthorized account transfers.  The following institutions may guarantee signatures: banks, savings and loan associations, trust companies, credit unions, broker-dealers, and member firms of national securities exchanges.  Call your financial institution to see if they have the ability to guarantee a signature.  A notary public cannot provide a signature guarantee.

Corporate, Trust and Other Accounts

Redemption requests from corporate, trust and institutional accounts, and executors, administrators and guardians, require documents in addition to those described above evidencing the authority of the officers, trustees or others.  In order to avoid delays in processing redemption requests for these accounts, you should call the Fund (toll-free) at 1-800-XXX-XXXX before making the redemption request to determine what additional documents are required.

Transfer of Ownership

In order to change the account registration or transfer ownership of an account, additional documents will be required.  To avoid delays in processing these requests, you should call the Funds (toll-free) at 1-800-XXX-XXXX before making your request to determine what additional documents are required.

General Transaction Policies

The Funds reserve the right to:

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Vary or waive any minimum investment requirement.

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Refuse, change, discontinue, or temporarily suspend account services, including purchase, exchange, or telephone redemption privileges, for any reason.

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Reject or cancel any purchase or exchange request (but not a redemption request in Good Order) for any reason.  Generally, a Fund does this if the purchase or exchange is disruptive to the efficient management of the Fund (due to the timing of the investment or an investor’s history of excessive trading).

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Redeem all shares in your account if your balance falls below the Fund’s minimum.  If, within 60 days of a Fund’s written request, you have not increased your account balance, you may be required to redeem your shares.  The Fund will not require you to redeem shares if the value of your account drops below the investment minimum due to fluctuations of NAV.

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Delay paying redemption proceeds for up to seven days after receiving a request, if an earlier payment could adversely affect a Fund.

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Modify or terminate the Automatic Investment and Systematic Withdrawal Plans at any time.

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Modify or terminate the exchange privilege after 60 days written notice to shareholders.

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Make a “redemption in kind” (a payment in portfolio securities rather than cash) if the amount you are redeeming is in excess of the lesser of (i) $250,000 or (ii) 1% of the Fund’s assets. In such cases, you may incur brokerage costs in converting these securities to cash.

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Reject any purchase, redemption or exchange request that does not contain all required documentation.

If you elect telephone privileges on the account application or in a letter to the Funds, the Funds’ Transfer Agent will not be responsible for any loss, cost, expense, or other liability resulting from unauthorized transactions if it follows reasonable security procedures designed to verify the identity of the investor.  The Funds’ Transfer Agent may request personalized security codes or other information, and may also record calls.  You should verify the accuracy of your confirmation statements upon receipt and notify the Funds’ Transfer Agent immediately of any discrepancies in your account activity. If you do not want the ability to sell and exchange by telephone, call the Fund (toll-free) at 1-800-XXX-XXXX for instructions.

The Funds do not permit market timing because short-term or other excessive trading into and out of a Fund may harm performance by disrupting portfolio management strategies and by increasing expenses. Accordingly, the Funds may reject any purchase orders, including exchanges, from market timers or investors that, in the Adviser’s opinion, may be disruptive to the Funds. For these purposes, the Adviser may consider an investor’s trading history in the Funds, and accounts under common ownership or control.

The Funds may stop offering shares completely or may offer shares only on a limited basis, for a period of time or permanently.

If you place an order to buy shares and your payment is not received and collected, your purchase may be canceled and you could be liable for any losses or fees the Funds or the Funds’ transfer agent has incurred.

During periods of significant economic or market change, telephone transactions may be difficult to complete.  If you are unable to contact the Funds by telephone, you also may mail the request to the Funds at the address listed under “Methods of Buying.”

In an effort to minimize costs, the Funds will start reducing the number of duplicate prospectuses, annual and semi-annual reports you receive by sending only one copy of each to those addresses shared by two or more accounts.  Call toll-free at 1-800-XXX-XXXX to request individual copies of these documents.  The Funds will begin sending individual copies thirty days after receiving your request.  This policy does not apply to account statements.

Your broker/dealer or other financial organization may establish policies that differ from those of the Funds.  For example, the organization may charge transaction fees, set higher minimum investments, or impose certain limitations on buying or selling shares in addition to those identified in this prospectus.  Contact your broker/dealer or other financial organization for details.

Exchanging Shares

Exchange Privilege

Shares of a Fund may be exchanged without payment of any exchange fee for shares of another Fund of the same Class at their respective net asset values.

An exchange of shares is treated for federal income tax purposes as a redemption (sale) of shares given in exchange by the shareholder, and an exchanging shareholder may, therefore, realize a taxable gain or loss in connection with the exchange. The exchange privilege is available to shareholders residing in any state in which Fund shares being acquired may be legally sold.

The Funds’ Adviser reserves the right to reject any exchange request and the exchange privilege may be modified or terminated upon notice to shareholders in accordance with applicable rules adopted by the SEC.

With regard to redemptions and exchanges made by telephone, Dunham & Associates Investment Counsel, Inc. (or the “Distributor”) and the Funds’ Transfer Agent will request personal or other identifying information to confirm that the instructions received from shareholders or their account representatives are genuine. Calls may be recorded. If our lines are busy or you are otherwise unable to reach us by phone, you may wish to ask your investment representative for assistance or send us written instructions, as described elsewhere in this prospectus. For your protection, we may delay a transaction or not implement one if we are not reasonably satisfied that the instructions are genuine. If this occurs, we will not be liable for any loss. The Distributor and the Transfer Agent also will not be liable for any losses if they follow instructions by phone that they reasonably believe are genuine or if an investor is unable to execute a transaction by phone.

Money Market Exchanges

You may exchange all or a portion of your shares in a Fund for shares of the Treasury Obligations Portfolio-Investor Class (the “Money Market Fund”) at their relative net asset values and you also may exchange back into a Fund without incurring any charges or fees. Exchanges into the Money Market Fund are subject to the minimum purchase and redemption amounts set forth in the section entitled “Minimum Investments” of this Prospectus. Before exchanging into the Money Market Fund, please read the Money Market Fund Prospectus carefully, which may be obtained by calling 1-800-XXX-XXXX. The Money Market Fund is not affiliated with the Adviser or the Funds.

When you exchange from a Fund into the Money Market Fund or make an initial purchase, dividends begin to accrue the day after the exchange or purchase. When you exchange a partial balance out of the Money Market Fund, your proceeds will exclude accrued and unpaid income from the Money Market Fund through the date of exchange. When exchanging your entire balance from the Money Market Fund, accrued income is automatically exchanged into the Fund you are exchanging into along with your principal.

Limitations on Exchanges

The Funds believe that use of the exchange privilege by investors utilizing market-timing strategies adversely affects the Funds and their shareholders. Therefore, the Funds generally will not honor requests for exchanges by shareholders who identify themselves or are identified as “market timers.” Market timers are investors who repeatedly make exchanges within a short period of time. The Funds reserve the right to suspend, limit or terminate the exchange privilege of any investor who uses the exchange privilege more than six times during any twelve month period, or, in the Funds’ opinion, engages in excessive trading that would be disadvantageous to the Funds or their shareholders. In those emergency circumstances wherein the SEC authorizes funds to do so, the Funds reserve the right to change or temporarily suspend the exchange privilege.

Anti-Money Laundering and Customer Identification Programs

The USA Patriot Act requires financial institutions, including the Funds, to adopt certain policies and programs to prevent money-laundering activities, including procedures to verify the identity of customers opening new accounts.  When completing a new Application Form, you will be required to supply the Funds with information, such as your taxpayer identification number, that will assist the Funds in verifying your identity.  As required by law, the Funds may employ various procedures, such as comparing the information to fraud databases or requesting additional information or documentation from you, to ensure that the information supplied by you is correct.

When opening an account for a foreign business, enterprise or non-U.S. person that does not have an identification number, we require alternative government –issued documentation certifying the existence of the person, business or enterprise.

Distribution of Fund Shares

Distributor

In addition to serving as Adviser to the Funds, Dunham & Associates Investment Counsel, Inc., serves as distributor of the shares of the Funds.  Dunham & Associates Investment Counsel, Inc. is a registered broker-dealer and member of the National Association of Securities Dealers, Inc.  Shares of the Funds are offered on a continuous basis.

Distributions

As a shareholder, you are entitled to your share of the Funds’ net income and capital gains on its investments.  Each Fund passes substantially all of its earnings along to its investors as distributions.  When a Fund earns dividends from stocks and interest from bonds and other debt securities and distributes these earnings to shareholders, it is called a dividend.  A Fund realizes capital gains when it sells securities for a higher price than it paid.  When net long-term capital gains are distributed to shareholders, it is called a capital gain distribution.  Net short-term capital gains are considered ordinary income and are included in dividends.

Long-term vs. Short-term capital gains:

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Long-term capital gains are realized on securities held for more than one year and are part of your capital gain distribution.

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Short-term capital gains are realized on securities held less than one year and are part of your dividends.

The Funds distribute dividends and capital gains annually, if any.  These distributions will typically be declared in November or December and paid in November or December.  The IRS requires you to report these amounts on your income tax return for the year declared.

Dividends attributable to the net investment income of the Dunham Short-Term Bond Fund, Dunham Corporate/Government Bond Fund and Dunham Total Return Bond Fund will be declared monthly and paid monthly.

You will receive distributions from a Fund in additional shares of the Fund unless you choose to receive your distributions in cash.  If you wish to change the way in which you receive distributions, you should call 1-800-XXX-XXXX for instructions.

If you have elected to receive distributions in cash, and the postal or other delivery service returns your check to the Fund as undeliverable, you will not receive interest on amounts represented by the uncashed checks.

Federal Tax Considerations

Your investment will have tax consequences that you should consider.  The following tax information in the Prospectus is provided as general information. Some of the more common federal tax consequences are described here but you should consult your tax consultant about your particular situation.  Unless your investment in the Funds is through a tax-deferred retirement account, such as a 401(k) plan or IRA, you need to be aware of the possible tax consequences when a Fund makes distributions and when you sell Fund shares, including an exchange to another Fund.

Taxes on Distributions

You will generally be subject to pay federal income tax and possibly state taxes on all Fund distributions.  Your distributions will be taxed in the same manner whether you receive the distributions in cash or additional shares of the Fund.  Distributions that are derived from net long-term capital gains will generally be taxed as long-term capital gains.  The rate of tax will depend on how long the Fund held the securities on which it realized the gains.  All other distributions, including short-term capital gains, will be taxed as ordinary income.  The Fund sends detailed tax information to its shareholders about the amount and type of distributions by January 31st for the prior calendar year.

Taxes on Sales or Exchanges

If you redeem your shares of a Fund, or exchange them for shares of another Fund, you will be subject to tax on any taxable gain. Your taxable gain or loss is computed by subtracting your tax basis in the shares from the redemption proceeds (in the case of a sale) or the value of the shares received (in the case of an exchange). Because your tax basis depends on the original purchase price and on the price at which any dividends may have been reinvested, you should keep your account statements so that you or your tax preparer will be able to determine whether a sale or exchange will result in a taxable gain or loss.

Avoid “Buying a Dividend”

Unless your investment is in a tax-deferred account, you may want to avoid investing in a Fund close to the date of a distribution because you pay the full pre-distribution price for your shares and then receive part of your investment back as a taxable distribution.

Backup Withholding

By law, the Fund must withhold a portion of your taxable distributions and sales proceeds unless you:

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Provide your correct social security or taxpayer identification number,

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Certify that this number is correct

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Certify that you are not subject to backup withholding, and

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Certify that you are a U.S. person (including a U.S. resident alien).

The Fund also must withhold if the IRS instructs it to do so.  When withholding is required, the amount will be 31% of any distributions or proceeds paid.

Privacy Policy

Privacy Statement

The Funds recognize and respect the privacy of each of their investors and their expectations for confidentiality.  The protection of investor information is of fundamental importance in our operation and we take seriously our responsibility to protect personal information.

We collect, retain and use information that assists us in providing the best service possible.  This information comes from the following sources:

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Account applications and other required forms,

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Written, oral electronic or telephonic communications, and

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Transaction history from your account.

We only disclose personal nonpublic information to third parties as necessary and as permitted by law.

We restrict access to personal nonpublic information to employees, affiliates and service providers involved in servicing your account.  We require that these entities limit the use of the information provided to the purposes for which it was disclosed and as permitted by law.

We maintain physical, electronic and procedural safeguards that comply with federal standards to guard nonpublic personal information of our customers.

This Privacy Statement does not constitute part of the Prospectus.

For More Information

You may obtain the following and other information regarding the Funds free of charge:

Statement of Additional Information

The Statement of Additional Information (“SAI”) of the Funds provides more details about the Funds’ policies and management.  The Funds’ SAI is incorporated by reference into this Prospectus.

Annual and Semi-Annual Report

The annual and semi-annual reports for the Funds provide the most recent financial reports and a discussion of portfolio holdings.  The annual report contains a discussion of the market conditions and investment strategies that affected the Funds performance during the last fiscal year.

To receive any of these documents or additional copies of the Prospectus of the Funds or to request additional information about the Funds, please contact us.

By Telephone:

1-800-XXX-XXXX

By Mail:

Dunham Funds

c/o Gemini Fund Services, LLC

4020 South 147th Street, Suite 2

Omaha, NE 68137

Through the SEC:

You may review and obtain copies of the Funds information (including the SAI) at the SEC Public Reference Room in Washington, D.C.  Please call 1-202-942-8090 for information relating to the operation of the Public Reference Room.  Reports and other information about the Funds are available on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov.  Copies of the information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: http://www.publicinfo@sec.gov, or by writing the Public Reference Section, Securities and Exchange Commission, Washington, D.C. 20549-0102.

Investment Company Act File Number 811-08037

Investment Manager Dunham & Associates Investment Counsel, Inc. 123 Camino de la Reina Suite 100 South San Diego, CA 92108	Administrator Gemini Fund Services, LLC 150 Motor Parkway, Suite 205 Hauppauge, NY 11788	Distributor Dunham & Associates Investment Counsel, Inc. 123 Camino De La Reina Suite 100 South San Diego, CA 92108
Transfer Agent Gemini Fund Services, LLC 4020 South 147th Street Omaha, NE 68137	Custodian Bank of New York 15 Broad Street, 7th Floor New York, NY 10286	Fund Counsel Blank Rome LLP 405 Lexington Avenue New York, NY 10174

THE DUNHAM FUNDS

A separate series of the AdvisorOne Funds (the “Trust”)

STATEMENT OF ADDITIONAL INFORMATION

October XX, 2004

Bond Funds	Equity Funds
Dunham Short-Term Bond Fund	Dunham Market Neutral Fund
Dunham Corporate/Government Bond Fund	Dunham Real Estate Stock Fund
Dunham Total Return Bond Fund	Dunham Convertible & Growth Fund
Dunham High-Yield Bond Fund	Dunham International Stock Fund
Dunham Large Cap Value Fund
Dunham Small Cap Value Fund
Dunham Large Cap Growth Fund
Dunham Emerging Markets Stock Fund
Dunham Small Cap Growth Fund

(each a “Fund” and collectively the “Funds”)

This Statement of Additional Information is not a Prospectus. Investors should understand that this Statement of Additional Information should be read in conjunction with the Funds’ Class N Prospectus or Class C Prospectus, each dated October XX, 2004.

To obtain a free copy of each Prospectus or an annual report, please call the Funds at 1-800-XXX-XXXX or by writing to AdvisorOne Funds, c/o Gemini Fund Services, LLC, FBO: Dunham Funds, 4020 South 147th Street, Suite #2, Omaha, NE 68137.

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General Information and History

Investment Restrictions

Description of Securities, Other Investment Policies

and Risk Considerations

Management of the Trust

Principal Holders of Securities

Investment Management and Other Services

Administrator

Custodian

Transfer Agent Services

Distribution of Shares

Code of Ethics

Proxy Voting Policies and Procedures

Brokerage Allocation and Other Practices

Redemption of Securities Being Offered

Shareholder Services

Determination of Net Asset Value

Taxes

Organization of the Trust

Performance Information About the Funds

Independent Accountants

Legal Matters

GENERAL INFORMATION AND HISTORY

The Trust is an open-end management investment company, commonly known as a “mutual fund,” and sells and redeems shares every day that it is open for business. The Trust was organized as a Delaware business trust by a Declaration of Trust filed December 20, 1996, with the Secretary of State of Delaware, and is registered with the Securities and Exchange Commission (the “SEC”) under the Investment Company Act of 1940 (the “1940 Act”).  The Dunham Funds represent a separate series of beneficial interest in the Trust having different investment objectives, investment restrictions, investment programs and investment advisers’ policies.

This Statement of Additional Information deals solely with the Dunham Short-Term Bond Fund, Dunham Corporate/Government Bond Fund, Dunham Total Return Bond Fund, Dunham High-Yield Bond Fund, Dunham Market Neutral Fund, Dunham Real Estate Stock Fund, Dunham Convertible & Growth Fund, Dunham International Stock Fund, Dunham Large Cap Value Fund, Dunham Small Cap Value Fund, Dunham Large Cap Growth Fund, Dunham Emerging Markets Stock Fund and Dunham Small Cap Growth Fund (collectively, the “Funds” and each, a “Fund”).

The Dunham Large Cap Growth Fund and the Dunham Real Estate Stock Fund are non-diversified funds within the meaning of the 1940 Act. The remaining Funds are diversified funds within the meaning of the 1940 Act.

INVESTMENT RESTRICTIONS

The following policies and limitations supplement those set forth in the Prospectuses. Unless otherwise noted, whenever a policy or limitation states a maximum percentage of a Fund’s assets that may be invested in any security or other asset, or sets forth a policy regarding quality standards, such standard or percentage limitations will be determined immediately after and as a result of the Fund’s acquisition of such security or other asset. Accordingly, any subsequent change in values, net assets or other circumstances will not be considered when determining whether the investment complies with a Fund’s investment policies and limitations.

A Fund’s fundamental investment policies and limitations may be changed only with the consent of a “majority of the outstanding voting securities” of the particular Fund. As used in this Statement of Additional Information, the term “majority of the outstanding voting securities” means the lesser of: (1) 67% of the shares of a Fund present at a meeting where the holders of more than 50% of the outstanding shares of a Fund are present in person or by proxy, or (2) more than 50% of the outstanding shares of a Fund. Shares of each Fund will be voted separately on matters affecting only that Fund, including approval of changes in the fundamental investment policies of that Fund. Except for the fundamental investment limitations listed below, the investment policies and limitations described in this Statement of Additional Information are not fundamental and may be changed without shareholder approval.

THE FOLLOWING ARE THE FUNDAMENTAL INVESTMENT LIMITATIONS OF THE FUNDS.

A Fund will not:

(1) Purchase securities on margin, except a Fund may make margin deposits in connection with permissible options and futures transactions subject to (5) below and may obtain short-term credits as may be necessary for clearance of transactions.

     (2) Issue any class of securities senior to any other class of securities except in compliance with the 1940 Act.

(3) Borrow money for investment purposes in excess of 33-1/3% of the value of its total assets, including any amount borrowed less its liabilities not including any such borrowings. Any borrowings, which come to exceed this amount, will be reduced in accordance with applicable law. Additionally, each Fund may borrow up to 5% of its total assets (not including the amount borrowed) for temporary or emergency purposes.

(4)Purchase or sell real estate, or physical commodities, or commodities contracts, except that each Fund may purchase (i) marketable securities issued by companies that own or invest in real estate (including REITs), commodities, or commodities contracts; and (ii) commodities contracts relating to financial instruments, such as financial futures contracts and options on such contracts. Each Fund may temporarily hold and sell real estate acquired through default, liquidation, or other distributions of an interest in real estate as a result of such Fund’s ownership of real estate investment trusts, securities secured by real estate or interests thereon or securities of companies engaged in the real estate business.

(5) Purchase or sell physical commodities or contracts thereon, except that each Fund may enter into financial futures contracts and options thereon.

(6) Underwrite securities issued by other persons, except to the extent that a Fund may be deemed to be an underwriter, within the meaning of the Securities Act of 1933, in connection with the purchase of securities directly from an issuer in accordance with each Fund’s investment objective, policies and restrictions.

(7) Make loans, except that each Fund in accordance with that Fund’s investment objective, policies and restrictions may: (i) invest in all or a portion of an issue of publicly issued or privately placed bonds, debentures, notes, other debt securities and loan participation interests for investment purposes; (ii) purchase money market securities and enter into repurchase agreements; and (iii) lend its portfolio securities in an amount not exceeding one-third of the value of that Fund’s total assets.

(8) Make an investment unless 75% of the value of that Fund’s total assets is represented by cash, cash items, U.S. government securities, securities of other investment companies and “other securities.” For purposes of this restriction, the term “other securities” means securities as to which the Fund invests no more than 5% of the value of its total assets in any one issuer or purchases no more than 10% of the outstanding voting securities of any one issuer. As a matter of operating policy, each Fund will not consider repurchase agreements to be subject to the above-stated 5% limitation if all of the collateral underlying the repurchase agreements are U.S. government securities and such repurchase agreements are fully collateralized (this does not apply to the Dunham Large Cap Growth Fund and the Dunham Real Estate Stock Fund).

(9) Invest 25% or more of the value of its total assets in any one industry (this does not apply to the Dunham Real Estate Stock Fund, which will concentrate in one industry).

In applying investment limitation (9), each Fund uses the industry groups employed in the North American Industry Classification System (“NAICS”). This limitation does not apply to securities issued or guaranteed by the U.S. government, its agencies or instrumentalities or repurchase agreements secured by U.S. government securities.

THE FOLLOWING ARE ADDITIONAL INVESTMENT LIMITATIONS OF THE FUNDS. THE FOLLOWING RESTRICTIONS ARE DESIGNATED AS NON-FUNDAMENTAL AND MAY BE CHANGED BY THE BOARD OF TRUSTEES OF THE TRUST WITHOUT THE APPROVAL OF SHAREHOLDERS.

A Fund may not:

(1) Invest in portfolio companies for the purpose of acquiring or exercising control of such companies.

(2) Invest in other investment companies (including affiliated investment companies) except to the extent permitted by the Investment Company Act of 1940 (“1940 Act”) or exemptive relief granted by the Securities and Exchange Commission (“SEC”). Notwithstanding this or any other limitation, the Funds may invest all of their investable assets in an open-end management investment company with substantially the same investment objectives, policies and limitations as the Fund. For this purpose, “all of the Fund’s investable assets” means that the only investment securities that will be held by the Fund will be the Fund’s interest in the investment company.

(3) Invest in puts, calls, straddles, spreads or any combination thereof, except to the extent permitted by the Prospectus and Statement of Additional Information.

(4) Purchase or otherwise acquire any security or invest in a repurchase agreement if, as a result, more than 15% of the net assets of the Fund would be invested in securities that are illiquid or not readily marketable, including repurchase agreements maturing in more than seven days and non-negotiable fixed time deposits with maturities over seven days. Each Fund may invest without limitation in restricted securities provided such securities are considered to be liquid. If, through a change in values, net assets or other circumstances, a Fund were in a position where more than 15% of its net assets was invested in illiquid securities, it would seek to take appropriate steps to protect liquidity.

(5) Mortgage, pledge, or hypothecate in any other manner, or transfer as security for indebtedness any security owned by a Fund, except as may be necessary in connection with permissible borrowings and then only if such mortgaging, pledging or hypothecating does not exceed 33 1/3% of such Fund’s total assets. Collateral arrangements with respect to margin, option and other risk management and when-issued and forward commitment transactions are not deemed to be pledges or other encumbrances for purposes of this restriction.

DESCRIPTION OF SECURITIES, OTHER INVESTMENT POLICIES AND RISK CONSIDERATIONS

The following pages contain more detailed information about the types of instruments in which a Fund may invest, strategies the Adviser may employ in pursuit of a Fund’s investment objective and a summary of related risks. A Fund will make only those investments described below that are in accordance with its investment objectives and policies. The Adviser may not buy all of these instruments or use all of these techniques unless it believes that doing so will help a Fund achieve its investment objectives.

ADJUSTABLE RATE SECURITIES. Each Fund may invest in adjustable rate securities (i.e., variable rate and floating rate instruments) which are securities that have interest rates that are adjusted periodically, according to a set formula. The maturity of some adjustable rate securities may be shortened under certain special conditions described more fully below.

Variable rate instruments are obligations that provide for the adjustment of their interest rates on predetermined dates or whenever a specific interest rate changes. A variable rate instrument whose principal amount is scheduled to be paid in 397 days or less is considered to have a maturity equal to the period remaining until the next readjustment of the interest rate. Many variable rate instruments are subject to demand features which entitle the purchaser to resell such securities to the issuer or another designated party, either (1) at any time upon notice of usually 397 days or less, or (2) at specified intervals, not exceeding 397 days, and upon 30 days notice. A variable rate instrument subject to a demand feature is considered to have a maturity equal to the longer of the period remaining until the next readjustment of the interest rate or the period remaining until the principal amount can be recovered through demand, if final maturity exceeds 397 days or the shorter of the period remaining until the next readjustment of the interest rate or the period remaining until the principal amount can be recovered through demand if final maturity is within 397 days.

Floating rate instruments have interest rate reset provisions similar to those for variable rate instruments and may be subject to demand features like those for variable rate instruments. The interest rate is adjusted, periodically (e.g., daily, monthly, semi-annually), to the prevailing interest rate in the marketplace. The interest rate on floating rate securities is ordinarily determined by reference to the 90-day U.S. Treasury bill rate, the rate of return on commercial paper or bank certificates of deposit or an index of short-term interest rates. The maturity of a floating rate instrument is considered to be the period remaining until the principal amount can be recovered through demand.

BELOW-INVESTMENT-GRADE DEBT SECURITIES. Certain of the Funds may invest in debt securities that are rated below “investment grade” by Standard and Poor’s (“S&P”) or Moody’s Investors Services, Inc. (“Moody’s”) or, if unrated, are deemed by the Adviser to be of comparable quality. Securities rated less than Baa by Moody’s or BBB by S&P are classified as below investment grade securities and are commonly referred to as “junk bonds” or high yield, high risk securities. Debt rated BB, B, CCC, CC and C and debt rated Ba, B, Caa, Ca, C is regarded by S&P and Moody’s, respectively, on balance, as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation. For S&P, BB indicates the lowest degree of speculation and C the highest degree of speculation. For Moody’s, Ba indicates the lowest degree of speculation and C the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions. Similarly, debt rated Ba or BB and below is regarded by the relevant rating agency as speculative. Debt rated C by Moody’s or S&P is the lowest rated debt that is not in default as to principal or interest, and such issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing. Such securities are also generally considered to be subject to greater risk than securities with higher ratings with regard to a deterioration of general economic conditions. Excerpts from S&P’s and Moody’s descriptions of their bond ratings are contained in the Appendix to this SAI.

Ratings of debt securities represent the rating agency’s opinion regarding their quality and are not a guarantee of quality. Rating agencies attempt to evaluate the safety of principal and interest payments and do not evaluate the risks of fluctuations in market value. Also, since rating agencies may fail to make timely changes in credit ratings in response to subsequent events, the Adviser continuously monitors the issuers of high yield bonds in the portfolios of the Funds to determine if the issuers will have sufficient cash flows and profits to meet required principal and interest payments. The achievement of a Fund’s investment objective may be more dependent on the Adviser’s own credit analysis than might be the case for a fund which invests in higher quality bonds. A Fund may retain a security whose rating has been changed. The market values of lower quality debt securities tend to reflect individual developments of the issuer to a greater extent than do higher quality securities, which react primarily to fluctuations in the general level of interest rates. In addition, lower quality debt securities tend to be more sensitive to economic conditions and generally have more volatile prices than higher quality securities. Issuers of lower quality securities are often highly leveraged and may not have available to them more traditional methods of financing. For example, during an economic downturn or a sustained period of rising interest rates, highly leveraged issuers of lower quality securities may experience financial stress. During such periods, such issuers may not have sufficient revenues to meet their interest payment obligations. The issuer’s ability to service debt obligations may also be adversely affected by specific developments affecting the issuer, such as the issuer’s inability to meet specific projected business forecasts or the unavailability of additional financing. Similarly, certain emerging market governments that issue lower quality debt securities are among the largest debtors to commercial banks, foreign governments and supranational organizations such as the World Bank and may not be able or willing to make principal and/or interest repayments as they come due. The risk of loss due to default by the issuer is significantly greater for the holders of lower quality securities because such securities are generally unsecured and are often subordinated to other creditors of the issuer. Lower quality debt securities frequently have call or buy-back features, which would permit an issuer to call or repurchase the security from a Fund. In addition, a Fund may have difficulty disposing of lower quality securities because they may have a thin trading market. There may be no established retail secondary market for many of these securities, and each Fund anticipates that such securities could be sold only to a limited number of dealers or institutional investors. The lack of a liquid secondary market also may have an adverse impact on market prices of such instruments and may make it more difficult for a Fund to obtain accurate market quotations for purposes of valuing the Fund’s portfolios. A Fund may also acquire lower quality debt securities during an initial underwriting or which are sold without registration under applicable securities laws. Such securities involve special considerations and risks.

In addition to the foregoing, factors that could have an adverse effect on the market value of lower quality debt securities in which the Funds may invest, include: (i) potential adverse publicity, (ii) heightened sensitivity to general economic or political conditions, and (iii) the likely adverse impact of a major economic recession. A Fund may also incur additional expenses to the extent the Fund is required to seek recovery upon a default in the payment of principal or interest on its portfolio holdings, and the Fund may have limited legal recourse in the event of a default. Debt securities issued by governments in emerging markets can differ from debt obligations issued by private entities in that remedies for defaults generally must be pursued in the courts of the defaulting government, and legal recourse is therefore somewhat diminished. Political conditions, in terms of a government’s willingness to meet the terms of its debt obligations, also are of considerable significance. There can be no assurance that the holders of commercial bank debt may not contest payments to the holders of debt securities issued by governments in emerging markets in the event of default by the governments under commercial bank loan agreements. The Adviser attempts to minimize the speculative risks associated with investments in lower quality securities through credit analysis and by carefully monitoring current trends in interest rates, political developments and other factors. Nonetheless, investors should carefully review the investment objective and policies of the Fund and consider their ability to assume the investment risks involved before making an investment. Each Fund may also invest in unrated debt securities. Unrated debt securities, while not necessarily of lower quality than rated securities, may not have as broad a market. Because of the size and perceived demand for an issue, among other factors, certain issuers may decide not to pay the cost of obtaining a rating for their bonds. The Adviser will analyze the creditworthiness of the issuer of an unrated security, as well as any financial institution or other party responsible for payments on the security.

CERTIFICATES OF DEPOSIT AND BANKERS’ ACCEPTANCES. The Funds may invest in certificates of deposit and bankers’ acceptances, which are considered to be short-term money market instruments.

Certificates of deposit are receipts issued by a depository institution in exchange for the deposit of funds. The issuer agrees to pay the amount deposited plus interest to the bearer of the receipt on the date specified on the certificate. The certificate usually can be traded in the secondary market prior to maturity. Bankers’ acceptances typically arise from short-term credit arrangements designed to enable businesses to obtain funds to finance commercial transactions. Generally, an acceptance is a time draft drawn on a bank by an exporter or an importer to obtain a stated amount of funds to pay for specific merchandise. The draft is then “accepted” by a bank that, in effect, unconditionally guarantees to pay the face value of the instrument on its maturity date. The acceptance may then be held by the accepting bank as an earning asset or it may be sold in the secondary market at the going rate of discount for a specific maturity. Although maturities for acceptances can be as long as 270 days, most acceptances have maturities of six months or less.

COLLATERALIZED MORTGAGE OBLIGATIONS. Certain Funds may invest in collateralized mortgage obligations which are secured by groups of individual mortgages, but is similar to a conventional bond where the investor looks only to the issuer for payment of principal and interest. Although the obligations are recourse obligations to the issuer, the issuer typically has no significant assets, other than assets pledged as collateral for the obligations, and the market value of the collateral, which is sensitive to interest rate movements, may affect the market value of the obligations. A public market for a particular collateralized mortgage obligation may or may not develop and thus, there can be no guarantee of liquidity of an investment in such obligations.

COMMERCIAL PAPER. Certain Funds may purchase commercial paper. Commercial paper consists of short-term (usually from 1 to 270 days) unsecured promissory notes issued by corporations in order to finance their current operations.

INFORMATION ON TIME DEPOSITS AND VARIABLE RATE NOTES. The Funds may invest in fixed time deposits, whether or not subject to withdrawal penalties; however, investment in such deposits which are subject to withdrawal penalties, other than overnight deposits, are subject to the 15% limit on illiquid investments set forth in the Prospectus for each Fund.

The commercial paper obligations which the Funds may buy are unsecured and may include variable rate notes. The nature and terms of a variable rate note (i.e., a “Master Note”) permit a Fund to invest fluctuating amounts at varying rates of interest pursuant to a direct arrangement between a Fund as Lender, and the issuer, as borrower. It permits daily changes in the amounts borrowed. The Fund has the right at any time to increase, up to the full amount stated in the note agreement, or to decrease the amount outstanding under the note. The issuer may prepay at any time and without penalty any part of or the full amount of the note. The note may or may not be backed by one or more bank letters of credit. Because these notes are direct lending arrangements between the Fund and the issuer, it is not generally contemplated that they will be traded; moreover, there is currently no secondary market for them. Except as specifically provided in the Prospectus there is no limitation on the type of issuer from whom these notes will be purchased; however, in connection with such purchase and on an ongoing basis, a Fund’s Adviser will consider the earning power, cash flow and other liquidity ratios of the issuer, and its ability to pay principal and interest on demand, including a situation in which all holders of such notes made demand simultaneously. A Fund will not invest more than 5% of its total assets in variable rate notes. Variable rate notes are subject to the Fund’s investment restriction on illiquid securities unless such notes can be put back to the issuer on demand within seven days.

CONVERTIBLE SECURITIES. As specified in the Prospectus, certain of the Funds may invest in fixed-income securities which are convertible into common stock. Convertible securities rank senior to common stocks in a corporation’s capital structure and, therefore, entail less risk than the corporation's common stock. The value of a convertible security is a function of its “investment value” (its value as if it did not have a conversion privilege), and its “conversion value” (the security’s worth if it were to be exchanged for the underlying security, at market value, pursuant to its conversion privilege).

To the extent that a convertible security’s investment value is greater than its conversion value, its price will be primarily a reflection of such investment value and its price will be likely to increase when interest rates fall and decrease when interest rates rise, as with a fixed-income security (the credit standing of the issuer and other factors may also have an effect on the convertible security’s value). If the conversion value exceeds the investment value, the price of the convertible security will rise above its investment value and, in addition, the convertible security will sell at some premium over its conversion value. (This premium represents the price investors are willing to pay for the privilege of purchasing a fixed-income security with a possibility of capital appreciation due to the conversion privilege.) At such times the price of the convertible security will tend to fluctuate directly with the price of the underlying equity security. Convertible securities may be purchased by the Portfolios at varying price levels above their investment values and/or their conversion values in keeping with the Portfolios’ objectives.

DEALER (OVER-THE-COUNTER) OPTIONS. Each Fund may engage in transactions involving dealer options. Certain risks are specific to dealer options. While the Fund would look to a clearing corporation to exercise exchange-traded options, if the Fund were to purchase a dealer option, it would rely on the dealer from whom it purchased the option to perform if the option were exercised. Failure by the dealer to do so would result in the loss of the premium paid by the Fund as well as loss of the expected benefit of the transaction.

Exchange-traded options generally have a continuous liquid market while dealer options have none. Consequently, the Fund will generally be able to realize the value of a dealer option it has purchased only by exercising it or reselling it to the dealer who issued it. Similarly, when the Fund writes a dealer option, it generally will be able to close out the option prior to its expiration only by entering into a closing purchase transaction with the dealer to which the Fund originally wrote the option. While the Fund will seek to enter into dealer options only with dealers who will agree to and which are expected to be capable of entering into closing transactions with the Fund, there can be no assurance that the Fund will be able to liquidate a dealer option at a favorable price at any time prior to expiration. Until the Fund, as a covered dealer call option writer, is able to effect a closing purchase transaction, it will not be able to liquidate securities (or other assets) or currencies used as cover until the option expires or is exercised. In the event of insolvency of the contra party, the Fund may be unable to liquidate a dealer option. With respect to options written by the Fund, the inability to enter into a closing transaction may result in material losses to the Fund. For example, since the Fund must maintain a secured position with respect to any call option on a security it writes, the Fund may not sell the assets, which it has segregated to secure the position while it is obligated under the option. This requirement may impair a Fund’s ability to sell portfolio securities or currencies at a time when such sale might be advantageous.

The Staff of the SEC has taken the position that purchased dealer options and the assets used to secure the written dealer options are illiquid securities. A Fund may treat the cover used for written OTC options as liquid if the dealer agrees that the Fund may repurchase the OTC option it has written for a maximum price to be calculated by a predetermined formula. In such cases, the OTC option would be considered illiquid only to the extent the maximum repurchase price under the formula exceeds the intrinsic value of the option. Accordingly, the Fund will treat dealer options as subject to the Fund’s limitation on unmarketable securities. If the SEC changes its position on the liquidity of dealer options, the Fund will change its treatment of such instrument accordingly.

EXPOSURE TO FOREIGN MARKETS. Foreign securities, foreign currencies, and securities issued by U.S. entities with substantial foreign operations may involve significant risks in addition to the risks inherent in U.S. investments. The value of securities denominated in foreign currencies, and of dividends and interest paid with respect to such securities will fluctuate based on the relative strength of the U.S. dollar.

There may be less publicly available information about foreign securities and issuers than is available about domestic securities and issuers. Foreign companies generally are not subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to domestic companies. Securities of some foreign companies are less liquid and their prices may be more volatile than securities of comparable domestic companies. The Funds’ interest and dividends from foreign issuers maybe subject to non-U.S. withholding taxes, thereby reducing the Funds’ net investment income.

Currency exchange rates may fluctuate significantly over short periods and can be subject to unpredictable change based on such factors as political developments and currency controls by foreign governments. Because the Funds may invest in securities denominated in foreign currencies, they may seek to hedge foreign currency risks by engaging in foreign currency exchange transactions. These may include buying or selling foreign currencies on a spot basis, entering into foreign currency forward contracts, and buying and selling foreign currency options, foreign currency futures, and options on foreign currency futures. Many of these activities constitute “derivatives” transactions. See “Derivatives”, above.

Each of the Equity Funds may invest in issuers domiciled in “emerging markets,” those countries determined by the Adviser to have developing or emerging economies and markets. Emerging market investing involves risks in addition to those risks involved in foreign investing. For example, many emerging market countries have experienced substantial, and in some periods extremely high, rates of inflation for many years. In addition, economies in emerging markets generally are dependent heavily upon international trade and, accordingly, have been and continue to be affected adversely by trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which they trade. The securities markets of emerging countries are substantially smaller, less developed, less liquid and more volatile than the securities markets of the United States and other more developed countries. Brokerage commissions, custodial services and other costs relating to investment in foreign markets generally are more expensive than in the United States, particularly with respect to emerging markets. In addition, some emerging market countries impose transfer taxes or fees on a capital market transaction.

Foreign investments involve a risk of local political, economic, or social instability, military action or unrest, or adverse diplomatic developments, and may be affected by actions of foreign governments adverse to the interests of U.S. investors. Such actions may include the possibility of expropriation or nationalization of assets, confiscatory taxation, restrictions on U.S. investment or on the ability to repatriate assets or convert currency into U.S. dollars, or other government intervention. There is no assurance that the Adviser will be able to anticipate these potential events or counter their effects. These risks are magnified for investments in developing countries, which may have relatively unstable governments, economies based on only a few industries, and securities markets that trade a small number of securities.

Economies of particular countries or areas of the world may differ favorably or unfavorably from the economy of the United States. Foreign markets may offer less protection to investors than U.S. markets. It is anticipated that in most cases the best available market for foreign securities will be on an exchange or in over-the-counter markets located outside the United States. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. issuers. Foreign security trading practices, including those involving securities settlement where Fund assets may be released prior to receipt of payment, may result in increased risk in the event of a failed trade or the insolvency of a foreign broker-dealer, and may involve substantial delays. In addition, the costs of foreign investing, including withholding taxes, brokerage commissions and custodial costs, are generally higher than for U.S. investors. In general, there is less overall governmental supervision and regulation of securities exchanges, brokers, and listed companies than in the United States. It may also be difficult to enforce legal rights in foreign countries. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to U.S. issuers.

Some foreign securities impose restrictions on transfer within the United States or to U.S. persons. Although securities subject to such transfer restrictions may be marketable abroad, they may be less liquid than foreign securities of the same class that are not subject to such restrictions. American Depositary Receipts (ADRs), as well as other “hybrid” forms of ADRs, including European Depositary Receipts (EDRs) and Global Depositary Receipts (GDRs), are certificates evidencing ownership of shares of a foreign issuer. These certificates are issued by depository banks and generally trade on an established market in the United States or elsewhere. The underlying shares are held in trust by a custodian bank or similar financial institution in the issuer’s home country. The depository bank may not have physical custody of the underlying securities at all times and may charge fees for various services, including forwarding dividends and interest and corporate actions. ADRs are alternatives to directly purchasing the underlying foreign securities in their national markets and currencies. However, ADRs continue to be subject to many of the risks associated with investing directly in foreign securities. These risks include foreign exchange risk as well as the political and economic risks of the underlying issuer’s country.

Investments in emerging markets can be subject to a number of types of taxes that vary by country, change frequently, and are sometime defined by custom rather than written regulation. Emerging countries can tax interest, dividends, and capital gains through the application of a withholding tax. The local custodian normally withholds the tax upon receipt of a payment and forwards such tax payment to the foreign government on behalf of the Fund. Certain foreign governments can also require a foreign investor to file an income tax return and pay the local tax through estimated tax payments, or pay with the tax return. Although not frequently used, some emerging markets have attempted to slow conversion of their currency by imposing a repatriation tax. Generally, this tax is applied to amounts, which are converted from the foreign currency to the investor’s currency and withdrawn from the local bank account. Transfer taxes or fees, such as stamp duties, security transfer taxes, and registration and script fees, are generally imposed by emerging markets as a tax or fee on a capital market transaction. Each emerging country may impose a tax or fee at a different point in time as the foreign investor perfects his interest in the securities acquired in the local market. A stamp duty is generally a tax on the official recording of a capital market transaction. Payment of such duty is generally a condition of the transfer of assets and failure to pay such duty can result in a loss of title to such asset as well as loss of benefit from any corporate actions. A stamp duty is generally determined based on a percentage of the value of the transaction conducted and can be charged against the buyer (e.g., Cyprus, India, Israel, Jordan, Malaysia, Pakistan, and the Philippines), against the seller (e.g., Argentina, Australia, China, Egypt, Indonesia, Kenya, Portugal, South Korea, Trinidad, Tobago, and Zimbabwe). Although such a fee does not generally exceed 100 basis points, certain emerging markets have assessed a stamp duty as high as 750 basis points (e.g., Pakistan). A security transfer tax is similar to a stamp duty and is generally applied to the purchase, sale or exchange of securities, which occur in a particular foreign market. These taxes are based on the value of the trade and similar to stamp taxes, can be assessed against the buyer, seller or both. Although the securities transfer tax may be assessed in lieu of a stamp duty, such tax can be assessed in addition to a stamp duty in certain foreign markets (e.g., Switzerland, South Korea, Indonesia). Upon purchasing a security in an emerging market, such security must often be submitted to a registration process in order to record the purchaser as a legal owner of such security interest. Often foreign countries will charge a registration or script fee to record the change in ownership and, where physical securities are issued, issue a new security certificate. In addition to assessing this fee upon the acquisition of a security, some markets also assess registration charges upon the registration of local shares to foreign shares.

FOREIGN FUTURES AND OPTIONS. Participation in foreign futures and foreign options transactions involves the execution and clearing of trades on or subject to the rules of a foreign board of trade. Neither the National Futures Association nor any domestic exchange regulates activities of any foreign boards of trade, including the execution, delivery and clearing of transactions, or has the power to compel enforcement of the rules of a foreign board of trade or any applicable foreign law. This is true even if the exchange is formally linked to a domestic market so that a position taken on the market may be liquidated by a transaction on another market. Moreover, such laws or regulations will vary depending on the foreign country in which the foreign futures or foreign options transaction occurs. For these reasons, customers who trade foreign futures or foreign options contracts may not be afforded certain of the protective measures provided by the Commodity Exchange Act, the CFTC’s regulations and the rules of the National Futures Association and any domestic exchange, including the right to use reparations proceedings before the Commission and arbitration proceedings provided by the National Futures Association or any domestic futures exchange. In particular, funds received from a Fund for foreign futures or foreign options transactions may not be provided the same protections as funds received in respect of transactions on United States futures exchanges. In addition, the price of any foreign futures or foreign options contract and, therefore, the potential profit and loss thereon may be affected by any variance in the foreign exchange rate between the time the Fund's order is placed and the time it is liquidated, offset or exercised.

FUTURES CONTRACTS. Transactions in Futures.  Each Fund may enter into futures contracts, including stock index, interest rate and currency futures (“futures or futures contracts”).

A futures contract provides for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument (e.g., units of a stock index) for a specified price, date, time and place designated at the time the contract is made. Brokerage fees are incurred when a futures contract is bought or sold and margin deposits must be maintained. Entering into a contract to buy is commonly referred to as buying or purchasing a contract or holding a long position. Entering into a contract to sell is commonly referred to as selling a contract or holding a short position.

Unlike when a Fund purchases or sells a security, no price would be paid or received by the Fund upon the purchase or sale of a futures contract. Upon entering into a futures contract, and to maintain the Fund's open positions in futures contracts, the Fund would be required to deposit with its custodian or futures broker in a segregated account in the name of the futures broker an amount of cash, U.S. government securities, suitable money market instruments, or other liquid securities, known as "initial margin." The margin required for a particular futures contract is set by the exchange on which the contract is traded, and may be significantly modified from time to time by the exchange during the term of the contract. Futures contracts are customarily purchased and sold on margins that may range upward from less than 5% of the value of the contract being traded.

If the price of an open futures contract changes (by increase in underlying instrument or index in the case of a sale or by decrease in the case of a purchase) so that the loss on the futures contract reaches a point at which the margin on deposit does not satisfy margin requirements, the broker will require an increase in the margin. However, if the value of a position increases because of favorable price changes in the futures contract so that the margin deposit exceeds the required margin, the broker will pay the excess to the Fund.

These subsequent payments, called "variation margin," to and from the futures broker, are made on a daily basis as the price of the underlying assets fluctuate making the long and short positions in the futures contract more or less valuable, a process known as "marking to the market." Each Fund expects to earn interest income on its margin deposits.

Although certain futures contracts, by their terms, require actual future delivery of and payment for the underlying instruments, in practice most futures contracts are usually closed out before the delivery date. Closing out an open futures contract purchase or sale is effected by entering into an offsetting futures contract sale or purchase, respectively, for the same aggregate amount of the identical underlying instrument or index and the same delivery date. If the offsetting purchase price is less than the original sale price, the Fund realizes a gain; if it is more, the Fund realizes a loss. Conversely, if the offsetting sale price is more than the original purchase price, the Fund realizes a gain; if it is less, the Fund realizes a loss. The transaction costs must also be included in these calculations. There can be no assurance, however, that the Fund will be able to enter into an offsetting transaction with respect to a particular futures contract at a particular time. If the Fund is not able to enter into an offsetting transaction, the Fund will continue to be required to maintain the margin deposits on the futures contract.

For example, one contract in the Financial Times Stock Exchange 100 Index future is a contract to buy 25 pounds sterling multiplied by the level of the UK Financial Times 100 Share Index on a given future date. Settlement of a stock index futures contract may or may not be in the underlying instrument or index. If not in the underlying instrument or index, then settlement will be made in cash, equivalent over time to the difference between the contract price and the actual price of the underlying asset at the time the stock index futures contract expires.

Stock index futures contracts may be used to provide a hedge for a portion of the Fund’s portfolio, as a cash management tool, or as an efficient way for the Adviser to implement either an increase or decrease in portfolio market exposure in response to changing market conditions. A Fund may, purchase or sell futures contracts with respect to any stock index. Nevertheless, to hedge the Fund’s portfolio successfully, the Fund must sell futures contracts with respect to indices or sub-indices whose movements will have a significant correlation with movements in the prices of the Fund's portfolio securities.

Interest rate or currency futures contracts may be used to manage a Fund’s exposure to changes in prevailing levels of interest rates or currency exchange rates in order to establish more definitely the effective return on securities or currencies held or intended to be acquired by the Fund. In this regard, the Fund could sell interest rate or currency futures as an offset against the effect of expected increases in interest rates or currency exchange rates and purchase such futures as an offset against the effect of expected declines in interest rates or currency exchange rates.

A Fund will enter into futures contracts, which are traded on national or foreign futures exchanges, and are standardized as to maturity date and underlying financial instrument. Futures exchanges and trading in the United States are regulated under the Commodity Exchange Act by the Commodity Futures Trading Commission (“CFTC”). Futures are traded in London at the London International Financial Futures Exchange in Paris at the MATIF and in Tokyo at the Tokyo Stock Exchange. Although techniques other than the sale and purchase of futures contracts could be used for the above-referenced purposes, futures contracts offer an effective and relatively low cost means of implementing the Fund's objectives in these areas.

Although the Funds have no current intention of engaging in futures or options transactions other than those described above, they reserve the right to do so. Such futures and options trading might involve risks, which differ from those involved in the futures and options described in this Statement of Additional Information.

SPECIAL RISKS OF TRANSACTIONS IN FUTURES CONTRACTS. VOLATILITY AND LEVERAGE. The prices of futures contracts are volatile and are influenced, among other things, by actual and anticipated changes in the market and interest rates, which in turn are affected by fiscal and monetary policies and national and international political and economic events. Most United States futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day’s settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of futures contract, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movement during a particular trading day and therefore does not limit potential losses, because the limit may prevent the liquidation of unfavorable positions. Futures contract prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting some futures traders to substantial losses.

Because of the low margin deposits required, futures trading involves an extremely high degree of leverage. As a result, a relatively small price movement in a futures contract may result in immediate and substantial loss, as well as gain, to the investor. For example, if at the time of purchase, 10% of the value of the futures contract were deposited as margin, a subsequent 10% decrease in the value of the futures contract would result in a total loss of the margin deposit, before any deduction for the transaction costs, if the account were then closed out. A 15% decrease would result in a loss equal to 150% of the original margin deposit, if the contract were closed out. Thus, a purchase or sale of a futures contract may result in losses in excess of the amount of margin deposited to maintain the futures contract. However, a Fund would presumably have sustained comparable losses if, instead of the futures contract, it had invested in the underlying financial instrument and sold it after the decline. Furthermore, in the case of a futures contract purchase, in order to be certain that the Fund has sufficient assets to satisfy its obligations under a futures contract, the Fund earmarks to the futures contract money market instruments or other liquid securities equal in value to the current value of the underlying instrument less the margin deposit.

LIQUIDITY. A Fund may elect to close some or all of its futures positions at any time prior to their expiration. The Fund would do so to reduce exposure represented by long futures positions or short futures positions. The Fund may close its positions by taking opposite positions, which would operate to terminate the Fund’s position in the futures contracts. Final determinations of variation margin would then be made, additional cash would be required to be paid by or released to the Fund, and the Fund would realize a loss or a gain. Futures contracts may be closed out only on the exchange or board of trade where the contracts were initially traded. Although each Fund intends to purchase or sell futures contracts only on exchanges or boards of trade where there appears to be an active market, there is no assurance that a liquid market on an exchange or board of trade will exist for any particular contract at any particular time. The reasons for the absence of a liquid secondary market on an exchange are substantially the same as those discussed under “Special Risks of Transactions in Options on Futures Contracts.” In the event that a liquid market does not exist, it might not be possible to close out a futures contract, and in the event of adverse price movements, the Fund would continue to be required to make daily cash payments of variation margin. However, in the event futures contracts have been used to hedge the underlying instruments, the Fund would continue to hold the underlying instruments subject to the hedge until the futures contracts could be terminated. In such circumstances, an increase in the price of underlying instruments, if any, might partially or completely offset losses on the futures contract. However, as described below, there is no guarantee that the price of the underlying instruments will, in fact, correlate with the price movements in the futures contract and thus provide an offset to losses on a futures contract.

HEDGING RISK. A decision of whether, when, and how to hedge involves skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of unexpected market behavior or market or interest rate trends. There are several risks in connection with the use by a Fund of futures contracts as a hedging device. One risk arises because of the possible imperfect correlation between movements in the prices of the futures contracts and movements in the prices of the underlying instruments, which are the subject of the hedge. The Adviser will, however, attempt to reduce this risk by entering into futures contracts whose movements, in its judgment, will have a significant correlation with movements in the prices of the Fund’s underlying instruments sought to be hedged.

Successful use of futures contracts by the Fund for hedging purposes is also subject to the Adviser’s ability to correctly predict movements in the direction of the market. It is possible that, when the Fund has sold futures to hedge its portfolio against a decline in the market, the index, indices, or instruments underlying futures might advance and the value of the underlying instruments held in the Fund’s portfolio might decline. If this were to occur, the Fund would lose money on the futures and also would experience a decline in value in its underlying instruments. However, while this might occur to a certain degree, the Adviser believes that over time the value of the Fund’s portfolio will tend to move in the same direction as the market indices used to hedge the portfolio. It is also possible that if a Fund were to hedge against the possibility of a decline in the market (adversely affecting the underlying instruments held in its portfolio) and prices instead increased, the Fund would lose part or all of the benefit of increased value of those underlying instruments that it has hedged, because it would have offsetting losses in its futures positions. In addition, in such situations, if the Fund had insufficient cash, it might have to sell underlying instruments to meet daily variation margin requirements. Such sales of underlying instruments might be, but would not necessarily be, at increased prices (which would reflect the rising market). The Fund might have to sell underlying instruments at a time when it would be disadvantageous to do so.

In addition to the possibility that there might be an imperfect correlation, or no correlation at all, between price movements in the futures contracts and the portion of the portfolio being hedged, the price movements of futures contracts might not correlate perfectly with price movements in the underlying instruments due to certain market distortions. First, all participants in the futures market are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors might close futures contracts through offsetting transactions, which could distort the normal relationship between the underlying instruments and futures markets. Second, the margin requirements in the futures market are less onerous than margin requirements in the securities markets, and as a result the futures market might attract more speculators than the securities markets do. Increased participation by speculators in the futures market might also cause temporary price distortions. Due to the possibility of price distortion in the futures market and also because of the imperfect correlation between price movements in the underlying instruments and movements in the prices of futures contracts, even a correct forecast of general market trends by the Adviser might not result in a successful hedging transaction over a very short time period.

WRITING COVERED CALL OPTIONS. Each Fund may write (sell) American or European style “covered” call options and purchase options to close out options previously written by the Fund. In writing covered call options, the Fund expects to generate additional premium income which should serve to enhance the Fund’s total return and reduce the effect of any price decline of the security or currency involved in the option. Covered call options will generally be written on securities or currencies which, in the Adviser's opinion, are not expected to have any major price increases or moves in the near future but which, over the long term, are deemed to be attractive investments for the Fund.

A call option gives the holder (buyer) the “right to purchase” a security or currency at a specified price (the exercise price) at expiration of the option (European style) or at any time until a certain date (the expiration date) (American style). So long as the obligation of the writer of a call option continues, he may be assigned an exercise notice by the broker-dealer through whom such option was sold, requiring him to deliver the underlying security or currency against payment of the exercise price. This obligation terminates upon the expiration of the call option, or such earlier time at which the writer effects a closing purchase transaction by repurchasing an option identical to that previously sold. To secure his obligation to deliver the underlying security or currency in the case of a call option, a writer is required to deposit in escrow the underlying security or currency or other assets in accordance with the rules of a clearing corporation.

Each Fund will write only covered call options. This means that the Fund will own the security or currency subject to the option or an option to purchase the same underlying security or currency, having an exercise price equal to or less than the exercise price of the ‘"covered” option, or will establish and maintain with its custodian for the term of the option, an account consisting of cash, U.S. government securities or other liquid securities having a value equal to the fluctuating market value of the securities or currencies on which the Fund holds a covered call position.

Portfolio securities or currencies on which call options may be written will be purchased solely on the basis of investment considerations consistent with the Fund’s investment objective. The writing of covered call options is a conservative investment technique believed to involve relatively little risk (in contrast to the writing of naked or uncovered options, which the Funds will not do), but capable of enhancing the Fund’s total return. When writing a covered call option, a Fund, in return for the premium, gives up the opportunity for profit from a price increase in the underlying security or currency above the exercise price, but conversely retains the risk of loss should the price of the security or currency decline. Unlike one who owns securities or currencies not subject to an option, the Fund has no control over when it may be required to sell the underlying securities or currencies, since it may be assigned an exercise notice at any time prior to the expiration of its obligation as a writer. If a call option, which the Fund has written, expires, the Fund will realize a gain in the amount of the premium; however, such gain may be offset by a decline in the market value of the underlying security or currency during the option period. If the call option is exercised, the Fund will realize a gain or loss from the sale of the underlying security or currency. The Fund does not consider a security or currency covered by a call to be “pledged” as that term is used in the Fund's policy which limits the pledging or mortgaging of its assets.

The premium received is the market value of an option. The premium the Fund will receive from writing a call option will reflect, among other things, the current market price of the underlying security or currency, the relationship of the exercise price to such market price, the historical price volatility of the underlying security or currency, and the length of the option period. Once the decision to write a call option has been made, the Adviser, in determining whether a particular call option should be written on a particular security or currency, will consider the reasonableness of the anticipated premium and the likelihood that a liquid secondary market will exist for those options. The premium received by the Fund for writing covered call options will be recorded as a liability of the Fund. This liability will be adjusted daily to the option's current market value, which will be the latest sale price at the time at which the net asset value per share of the Fund is computed (close of the New York Stock Exchange), or, in the absence of such sale, the latest asked price. The option will be terminated upon expiration of the option, the purchase of an identical option in a closing transaction, or delivery of the underlying security or currency upon the exercise of the option.

Closing transactions will be effected in order to realize a profit on an outstanding call option, to prevent an underlying security or currency from being called, or, to permit the sale of the underlying security or currency. Furthermore, effecting a closing transaction will permit the Fund to write another call option on the underlying security or currency with either a different exercise price or expiration date or both. If the Fund desires to sell a particular security or currency from its portfolio on which it has written a call option, or purchased a put option, it will seek to effect a closing transaction prior to, or concurrently with, the sale of the security or currency. There is, of course, no assurance that the Fund will be able to effect such closing transactions at favorable prices. If the Fund cannot enter into such a transaction, it may be required to hold a security or currency that it might otherwise have sold. When the Fund writes a covered call option, it runs the risk of not being able to participate in the appreciation of the underlying securities or currencies above the exercise price, as well as the risk of being required to hold on to securities or currencies that are depreciating in value. This could result in higher transaction costs. The Fund will pay transaction costs in connection with the writing of options to close out previously written options. Such transaction costs are normally higher than those applicable to purchases and sales of portfolio securities.

Call options written by a Fund will normally have expiration dates of less than nine months from the date written. The exercise price of the options may be below, equal to, or above the current market values of the underlying securities or currencies at the time the options are written. From time to time, a Fund may purchase an underlying security or currency for delivery in accordance with an exercise notice of a call option assigned to it, rather than delivering such security or currency from its portfolio. In such cases, additional costs may be incurred.

A Fund will realize a profit or loss from a closing purchase transaction if the cost of the transaction is less or more than the premium received from the writing of the option. Because increases in the market price of a call option will generally reflect increases in the market price of the underlying security or currency, any loss resulting from the repurchase of a call option is likely to be offset in whole or in part by appreciation of the underlying security or currency owned by the Fund.

WRITING COVERED PUT OPTIONS. Each Fund may write American or European style covered put options and purchase options to close out options previously written by the Fund. A put option gives the purchaser of the option the right to sell and the writer (seller) has the obligation to buy, the underlying security or currency at the exercise price during the option period (American style) or at the expiration of the option (European style). So long as the obligation of the writer continues, he may be assigned an exercise notice by the broker-dealer through whom such option was sold, requiring him to make payment of the exercise price against delivery of the underlying security or currency. The operation of put options in other respects, including their related risks and rewards, is substantially identical to that of call options.

A Fund would write put options only on a covered basis, which means that the Fund would maintain in a segregated account cash, U.S. government securities or other liquid appropriate securities in an amount not less than the exercise price or the Fund will own an option to sell the underlying security or currency subject to the option having an exercise price equal to or greater than the exercise price of the "covered" option at all times while the put option is outstanding. (The rules of a clearing corporation currently require that such assets be deposited in escrow to secure payment of the exercise price.) The Fund would generally write covered put options in circumstances where the Adviser wishes to purchase the underlying security or currency for the Fund's portfolio at a price lower than the current market price of the security or currency. In such event the Fund would write a put option at an exercise price, which, reduced by the premium received on the option, reflects the lower price it is willing to pay. Since the Fund would also receive interest on debt securities or currencies maintained to cover the exercise price of the option, this technique could be used to enhance current return during periods of market uncertainty. The risk in such a transaction would be that the market price of the underlying security or currency would decline below the exercise price less the premiums received. Such a decline could be substantial and result in a significant loss to the Fund. In addition, the Fund, because it does not own the specific securities or currencies, which it may be required to purchase in exercise of the put, cannot benefit from appreciation, if any, with respect to such specific securities or currencies.

PURCHASING CALL OPTIONS. Each Fund may purchase American or European style call options. As the holder of a call option, the Fund has the right to purchase the underlying security or currency at the exercise price at any time during the option period (American style) or at the expiration of the option (European style). The Fund may enter into closing sale transactions with respect to such options, exercise them or permit them to expire. The Fund may purchase call options for the purpose of increasing its current return or avoiding tax consequences, which could reduce its current return. The Fund may also purchase call options in order to acquire the underlying securities or currencies. Examples of such uses of call options are provided below.

Call options may be purchased by the Fund for the purpose of acquiring the underlying securities or currencies for its portfolio. Utilized in this fashion, the purchase of call options enables the Fund to acquire the securities or currencies at the exercise price of the call option plus the premium paid. At times the net cost of acquiring securities or currencies in this manner may be less than the cost of acquiring the securities or currencies directly. This technique may also be useful to the Fund in purchasing a large block of securities or currencies that would be more difficult to acquire by direct market purchases. So long as it holds such a call option rather than the underlying security or currency itself, the Fund is partially protected from any unexpected decline in the market price of the underlying security or currency and in such event could allow the call option to expire, incurring a loss only to the extent of the premium paid for the option.

PURCHASING PUT OPTIONS. Each Fund may purchase American or European style put options. As the holder of a put option, the Fund has the right to sell the underlying security or currency at the exercise price at any time during the option period (American style) or at the expiration of the option (European style). The Fund may enter into closing sale transactions with respect to such options, exercise them or permit them to expire. The Fund may purchase put options for defensive purposes in order to protect against an anticipated decline in the value of its securities or currencies. An example of such use of put options is provided below.

Each Fund may purchase a put option on an underlying security or currency (a "protective put") owned by the Fund as a defensive technique in order to protect against an anticipated decline in the value of the security or currency. Such hedge protection is provided only during the life of the put option when the Fund, as the holder of the put option, is able to sell the underlying security or currency at the put exercise price regardless of any decline in the underlying security's market price or currency's exchange value. For example, a put option may be purchased in order to protect unrealized appreciation of a security or currency where the Adviser deems it desirable to continue to hold the security or currency because of tax considerations. The premium paid for the put option and any transaction costs would reduce any capital gain otherwise available for distribution when the security or currency is eventually sold.

Each Fund may also purchase put options at a time when the Fund does not own the underlying security or currency. By purchasing put options on a security or currency it does not own, the Fund seeks to benefit from a decline in the market price of the underlying security or currency. If the put option is not sold when it has remaining value, and if the market price of the underlying security or currency remains equal to or greater than the exercise price during the life of the put option, the Fund will lose its entire investment in the put option. In order for the purchase of a put option to be profitable, the market price of the underlying security or currency must decline sufficiently below the exercise price to cover the premium and transaction costs, unless the put option is sold in a closing sale transaction.

OPTIONS ON FUTURES CONTRACTS. Each Fund may purchase and sell options on the same types of futures in which it may invest. Options on futures are similar to options on underlying instruments except that options on futures give the purchaser the right, in return for the premium paid, to assume a position in a futures contract (a long position if the option is a call and a short position if the option is a put), rather than to purchase or sell the futures contract, at a specified exercise price at any time during the period of the option. Upon exercise of the option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by the delivery of the accumulated balance in the writer’s futures margin account which represents the amount by which the market price of the futures contract, at exercise, exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the option on the futures contract. Purchasers of options who fail to exercise their options prior to the exercise date suffer a loss of the premium paid.

As an alternative to writing or purchasing call and put options on stock index futures, each Fund may write or purchase call and put options on stock indices. Such options would be used in a manner similar to the use of options on futures contracts.

SPECIAL RISKS OF TRANSACTIONS IN OPTIONS ON FUTURES CONTRACTS. The risks described under “Special Risks of Transactions on Futures Contracts” are substantially the same as the risks of using options on futures. In addition, where a Fund seeks to close out an option position by writing or buying an offsetting option covering the same underlying instrument, index or contract and having the same exercise price and expiration date, its ability to establish and close out positions on such options will be subject to the maintenance of a liquid secondary market. Reasons for the absence of a liquid secondary market on an exchange include the following: (i) there may be insufficient trading interest in certain options; (ii) restrictions may be imposed by an exchange on opening transactions or closing transactions or both; (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options, or underlying instruments; (iv) unusual or unforeseen circumstances may interrupt normal operations on an exchange; (v) the facilities of an exchange or a clearing corporation may not at all times be adequate to handle current trading volume; or (vi) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that exchange (or in the class or series of options) would cease to exist, although outstanding options on the exchange that had been issued by a clearing corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms. There is no assurance that higher than anticipated trading activity or other unforeseen events might not, at times, render certain of the facilities of any of the clearing corporations inadequate, and thereby result in the institution by an exchange of special procedures which may interfere with the timely execution of customers' orders.

REGULATORY LIMITATIONS. A Fund will engage in futures contracts and options thereon only for bona fide hedging, yield enhancement, and risk management purposes, in each case in accordance with rules and regulations of the CFTC.

A Fund may not purchase or sell futures contracts or related options if, with respect to positions which do not qualify as bona fide hedging under applicable CFTC rules, the sum of the amounts of initial margin deposits and premiums paid on those portions would exceed 5% of the net asset value of the Fund after taking into account unrealized profits and unrealized losses on any such contracts it has entered into; provided, however, that in the case of an option that is in-the money at the time of purchase, the in-the-money amount may be excluded in calculating the 5% limitation. For purposes of this policy options on futures contracts and foreign currency options traded on a commodities exchange will be considered "related options." This policy may be modified by the Board of Trustees without a shareholder vote and does not limit the percentage of the Fund's assets at risk to 5%.

A Fund's use of futures contracts may result in leverage. Therefore, to the extent necessary, in instances involving the purchase of futures contracts or the writing of call or put options thereon by the Fund, an amount of cash, U.S. government securities or other appropriate liquid securities, equal to the market value of the futures contracts and options thereon (less any related margin deposits), will be identified in an account with the Fund's custodian to cover (such as owning an offsetting position) the position, or alternative cover will be employed. Assets used as cover or held in an identified account cannot be sold while the position in the corresponding option or future is open, unless they are replaced with similar assets. As a result, the commitment of a large portion of a Fund's assets to cover or identified accounts could impede portfolio management or the Fund's ability to meet redemption requests or other current obligations.

If the CFTC or other regulatory authorities adopt different (including less stringent) or additional restrictions, each Fund would comply with such new restrictions.

FEDERAL TAX TREATMENT OF OPTIONS, FUTURES CONTRACTS AND FORWARD FOREIGN EXCHANGE CONTRACTS. Each Fund may enter into certain option, futures, and forward foreign exchange contracts, including options and futures on currencies, which are Section 1256 contracts and may result in the Fund entering into straddles.

Open Section 1256 contracts at fiscal year end will be considered to have been closed at the end of the Fund’s fiscal year and any gains or losses will be recognized for tax purposes at that time. Such gains or losses from the normal closing or settlement of such transactions will be characterized as 60% long-term capital gain or loss and 40% short-term capital gain or loss regardless of the holding period of the instrument. The Fund will be required to distribute net gains on such transactions to shareholders even though it may not have closed the transaction and received cash to pay such distributions.

Options, futures and forward foreign exchange contracts, including options and futures on currencies, which offset a security or currency position may be considered straddles for tax purposes, in which case a loss on any position in a straddle will be subject to deferral to the extent of unrealized gain in an offsetting position. The holding period of the securities or currencies comprising the straddle may be deemed not to begin until the straddle is terminated. The holding period of the security offsetting an “in-the-money qualified covered call” option will not include the period of time the option is outstanding. Losses on written covered calls and purchased puts on securities, excluding certain “qualified covered call” options, may be long-term capital loss, if the security covering the option was held for more than twelve months prior to the writing of the option.

In order for each Fund to continue to qualify for federal income tax treatment as a regulated investment company, at least 90% of its gross income for a taxable year must be derived from qualifying income; i.e., dividends, interest, income derived from loans of securities, and gains from the sale of securities or currencies.

FOREIGN CURRENCY TRANSACTIONS. A forward foreign currency exchange contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are principally traded in the interbank market conducted directly between currency traders (usually large, commercial banks) and their customers. A forward contract generally has no deposit requirement, and no commissions are charged at any stage for trades.

Each Fund may enter into forward contracts for a variety of purposes in connection with the management of the foreign currency exposure of its portfolio. The Fund’s use of such contracts would include, but not be limited to, the following: First, when the Fund enters into a contract for the purchase or sale of a security denominated in a foreign currency, it may desire to “lock in” the U.S. dollar price of the security. By entering into a forward contract for the purchase or sale, for a fixed amount of dollars of the amount of foreign currency involved in the underlying security transactions, the Fund will be able to protect itself against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and the subject foreign currency during the period between the date the security is purchased or sold and the date on which payment is made or received.

Second, when the Adviser believes that one currency may experience a substantial movement against another currency, including the U.S. dollar, or it wishes to alter the Fund’s exposure to the currencies of the countries in its investment universe, it may enter into a forward contract to sell or buy foreign currency in exchange for the U.S. dollar or another foreign currency. Alternatively, where appropriate, a Fund may manage all or part of its foreign currency exposure through the use of a basket of currencies or a proxy currency where such currency or currencies act as an effective proxy for other currencies. In such a case, the Fund may enter into a forward contract where the amount of the foreign currency to be sold exceeds the value of the securities denominated in such currency. The use of this basket hedging technique may be more efficient and economical than entering into separate forward contracts for each currency held in the Fund. The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible since the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date the forward contract is entered into and the date it matures. The projection of short-term currency market movement is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain. Under normal circumstances, consideration of the prospect for currency parities will be incorporated into the longer-term investment decisions made with regard to overall diversification strategies. However, the Adviser believes that it is important to have the flexibility to enter into such forward contracts when it determines that the best interests of a Fund will be served.

Each Fund may enter into forward contacts for any other purpose consistent with the Fund’s investment objective and program. However, the Fund will not enter into a forward contract, or maintain exposure to any such contract(s), if the amount of foreign currency required to be delivered thereunder would exceed the Fund’s holdings of liquid securities and currency available for cover of the forward contract(s). In determining the amount to be delivered under a contract, the Fund may net offsetting positions.

At the maturity of a forward contract, the Fund may sell the portfolio security and make delivery of the foreign currency, or it may retain the security and either extend the maturity of the forward contract (by “rolling” that contract forward) or may initiate a new forward contract.

If the Fund retains the portfolio security and engages in an offsetting transaction, the Fund will incur a gain or a loss (as described below) to the extent that there has been movement in forward contract prices. If the Fund engages in an offsetting transaction, it may subsequently enter into a new forward contract to sell the foreign currency. Should forward prices decline during the period between the Fund's entering into a forward contract for the sale of a foreign currency and the date it enters into an offsetting contract for the purchase of the foreign currency, the Fund will realize a gain to the extent the price of the currency it has agreed to sell exceeds the price of the currency it has agreed to purchase. Should forward prices increase, the Fund will suffer a loss to the extent of the price of the currency it has agreed to purchase exceeds the price of the currency it has agreed to sell.

Each Fund’s dealing in forward foreign currency exchange contracts will generally be limited to the transactions described above. However, each Fund reserves the right to enter into forward foreign currency contracts for different purposes and under different circumstances. Of course, the Fund is not required to enter into forward contracts with regard to its foreign currency denominated securities and will not do so unless deemed appropriate by the Adviser. It also should be realized that this method of hedging against a decline in the value of a currency does not eliminate fluctuations in the underlying prices of the securities. It simply establishes a rate of exchange at a future date. Additionally, although such contracts tend to minimize the risk of loss due to a decline in the value of the hedged currency, at the same time, they tend to limit any potential gain, which might result from an increase in the value of that currency.

Although each Fund values its assets daily in terms of U.S. dollars, it does not intend to convert its holdings of foreign currencies into U.S. dollars on a daily basis. It will do so from time to time, and investors should be aware of the costs of currency conversion. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference (the “spread”) between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to the Fund at one rate, while offering a lesser rate of exchange should the Fund desire to resell that currency to the dealer.

ILLIQUID OR RESTRICTED SECURITIES. Restricted securities may be sold only in privately negotiated transactions or in a public offering with respect to which a registration statement is in effect under the Securities Act of 1933 (the “1933 Act”). Where registration is required, a Fund may be obligated to pay all or part of the registration expenses and a considerable period may elapse between the time of the decision to sell and the time the Fund may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the Fund might obtain a less favorable price than prevailed when it decided to sell. Restricted securities will be priced at fair value as determined in accordance with procedures prescribed by the Board of Trustees of the Trust. If through the appreciation of illiquid securities or the depreciation of liquid securities, the Fund should be in a position where more than 15% of the value of its net assets are invested in illiquid assets, including restricted securities, the Fund will take appropriate steps to protect liquidity.

Notwithstanding the above, each Fund may purchase securities which, while privately placed, are eligible for purchase and sale under Rule 144A under the 1933 Act. This rule permits certain qualified institutional buyers to trade in privately placed securities even though such securities are not registered under the 1933 Act. The Adviser under the supervision of the Board of Trustees of the Trust, will consider whether securities purchased under Rule 144A are illiquid and thus subject to the Fund's restriction of investing no more than 15% of its net assets in illiquid securities. A determination of whether a Rule 144A security is liquid or not is a question of fact. In making this determination, the Adviser will consider the trading markets for the specific security taking into account the unregistered nature of a Rule 144A security. In addition, the Adviser could consider: (1) the frequency of trades and quotes, (2) the number of dealers and potential purchases, (3) any dealer undertakings to make a market, and (4) the nature of the security and of marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of transfer). The liquidity of Rule 144A securities would be monitored, and if as a result of changed conditions it is determined that a Rule 144A security is no longer liquid, the Fund's holdings of illiquid securities would be reviewed to determine what, if any, steps are required to assure that the Fund does not invest more than 15% of its net assets in illiquid securities. Investing in Rule 144A securities could have the effect of increasing the amount of the Fund's assets invested in illiquid securities if qualified institutional buyers are unwilling to purchase such securities.

INSURED BANK OBLIGATIONS. The Funds may invest in insured bank obligations. The Federal Deposit Insurance Corporation (“FDIC”) insures the deposits of federally insured banks and savings and loan associations (collectively referred to as “banks”) up to $100,000. A Fund may, within the limits set forth in the Prospectus, purchase bank obligations which are fully insured as to principal by the FDIC. Currently, to remain fully insured as to principal, these investments must be limited to $100,000 per bank; if the principal amount and accrued interest together exceed $100,000, the excess principal and accrued interest will not be insured. Insured bank obligations may have limited marketability. Unless the Board of Trustees determines that a readily available market exists for such obligations, a Fund will treat such obligations as subject to the 15% limit for illiquid investments set forth in the Prospectus unless such obligations are payable at principal amount plus accrued interest on demand or within seven days after demand.

LOANS AND OTHER DIRECT DEBT INSTRUMENTS. Direct debt instruments are interests in amounts owed by a corporate, governmental, or other borrower to lenders or lending syndicates (loans and loan participations), to suppliers of goods or services (trade claims or other receivables), or to other parties. Direct debt instruments are subject to each Fund’s policies regarding the quality of debt securities.

Purchasers of loans and other forms of direct indebtedness depend primarily upon the creditworthiness of the borrower for payment of principal and interest. Direct debt instruments may not be rated by any nationally recognized rating service. If a Fund does not receive scheduled interest or principal payments on such indebtedness, the Fund’s share price and yield could be adversely affected. Loans that are fully secured offer a Fund more protections than an unsecured loan in the event of non-payment of scheduled interest or principal. However, there is no assurance that the liquidations of collateral from a secured loan would satisfy the borrower’s obligation, or that the collateral could be liquidated. Indebtedness of borrowers whose creditworthiness is poor involves substantially greater risks and may be highly speculative. Borrowers that are in bankruptcy or restructuring may never pay off their indebtedness, or may pay only a small fraction of the amount owed. Direct indebtedness of developing countries also involves a risk that the governmental entities responsible for the repayment of the debt may be unable, or unwilling, to pay interest and repay principal when due.

Investments in loans through direct assignment of a financial institution’s interests with respect to a loan may involve additional risks to a Fund. For example, if a loan is foreclosed, the Fund could become part owner of any collateral, and would bear the costs and liabilities associated with owning and disposing of the collateral. In addition, it is conceivable that under emerging legal theories of lender liability, the Fund could be held liable as a co-lender. Direct debt instruments may also involve a risk of insolvency of the lending bank or other intermediary. Direct debt instruments that are not in the form of securities may offer less legal protection to a Fund in the event of fraud or misrepresentation. In the absence of definitive regulatory guidance, each Fund relies on the Adviser’s research in an attempt to avoid situations where fraud or misrepresentation could adversely affect the Fund.

A loan is often administered by a bank or other financial institution that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. Unless, under the terms of the loan or other indebtedness, a Fund has direct recourse against the borrower, it may have to rely on the agent to apply appropriate credit remedies against a borrower. If assets held by the agent for the benefit of a Fund were determined to be subject to the claims of the agent’s general creditors, the Fund might incur certain costs and delays in realizing payment on the loan or loan participation and could suffer a loss of principal or interest.

Direct indebtedness purchased by a Fund may include letters of credit, revolving credit facilities, or other standby financing commitments obligating the Fund to pay additional cash on demand. These commitments may have the effect of requiring the Fund to increase its investment in a borrower at a time when it would not otherwise have done so, even if the borrower’s condition makes it unlikely that the amount will ever be repaid. A Fund will set aside appropriate liquid assets in a custodial account to cover its potential obligations under standby financing commitments.

Each Fund (except the Dunham Real Estate Stock Fund) limits the amount of total assets that it will invest in any one issuer or, in issuers within the same industry (see each Fund’s investment limitations). For purposes of these limitations, a Fund generally will treat the borrower as the “issuer” of indebtedness held by the Fund. In the case of loan participations where a bank or other lending institution serves as financial intermediary between a Fund and the borrower, if the participation does not shift to the Fund the direct debtor-creditor relationship with the borrower, SEC interpretations require the Fund, in appropriate circumstances, to treat both the lending bank or other lending institution and the borrower as “issuers” for these purposes. Treating a financial intermediary as an issuer of indebtedness may restrict a Fund’s ability to invest in indebtedness related to a single financial intermediary, or a group of intermediaries engaged in the same industry, even if the underlying borrowers represent many different companies and industries.

MATURITY OF DEBT SECURITIES. The maturity of debt securities may be considered long (10 years or more), intermediate (3 to 10 years), or short-term (less than 3 years). In general, the principal values of longer-term securities fluctuate more widely in response to changes in interest rates than those of shorter-term securities, providing greater opportunity for capital gain or risk of capital loss. A decline in interest rates usually produces an increase in the value of debt securities, while an increase in interest rates generally reduces their value.

MORTGAGE PASS-THROUGH SECURITIES. Interests in pools of mortgage pass-through securities differ from other forms of debt securities (which normally provide periodic payments of interest in fixed amounts and the payment of principal in a lump sum at maturity or on specified call dates). Instead, mortgage pass-through securities provide monthly payments consisting of both interest and principal payments. In effect, these payments are a “pass-through” of the monthly payments made by the individual borrowers on the underlying residential mortgage loans, net of any fees paid to the issuer or guarantor of such securities. Unscheduled payments of principal may be made if the underlying mortgage loans are repaid or refinanced or the underlying properties are foreclosed, thereby shortening the securities’ weighted average life. Some mortgage pass-through securities (such as securities guaranteed by GNMA) are described as “modified pass-through securities.” These securities entitle the holder to receive all interest and principal payments owed on the mortgage pool, net of certain fees, on the scheduled payment dates regardless of whether the mortgagor actually makes the payment.

The principal governmental guarantor of mortgage pass-through securities is GNMA. GNMA is authorized to guarantee, with the full faith and credit of the U.S. Treasury, the timely payment of principal and interest on securities issued by lending institutions approved by GNMA (such as savings and loan institutions, commercial banks and mortgage bankers) and backed by pools of mortgage loans. These mortgage loans are either insured by the Federal Housing Administration or guaranteed by the Veterans Administration. A “pool” or group of such mortgage loans is assembled and after being approved by GNMA, is offered to investors through securities dealers.

Government-related guarantors of mortgage pass-through securities (i.e., not backed by the full faith and credit of the U.S. Treasury) include FNMA and FHLMC. FNMA is a government-sponsored corporation owned entirely by private stockholders. It is subject to general regulation by the Secretary of Housing and Urban Development. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved sellers/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Mortgage pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA but are not backed by the full faith and credit of the U.S. Treasury.

FHLMC was created by Congress in 1970 for the purpose of increasing the availability of mortgage credit for residential housing. It is a U.S. government-sponsored corporation formerly owned by the twelve Federal Home Loan Banks and now owned entirely by private stockholders. FHLMC issues Participation Certificates (“PCs”), which represent interests in conventional mortgages from FHLMC’s national portfolio. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Treasury.

Commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers also create pass-through pools of conventional residential mortgage loans. Such issuers may, in addition, be the originators and/or servicers of the underlying mortgage loans as well as the guarantors of the mortgage pass-through securities. The Funds do not purchase interests in pools created by such non-governmental issuers.

Resets. The interest rates paid on the Adjustable Rate Mortgage Securities (“ARMs”) in which a Fund may invest generally are readjusted or reset at intervals of one year or less to an increment over some predetermined interest rate index. There are two main categories of indices: those based on U.S. Treasury securities and those derived from a calculated measure, such as a cost of funds index or a moving average of mortgage rates. Commonly utilized indices include the one-year and five-year constant maturity Treasury Note rates, the three-month Treasury Bill rate, the 180-day Treasury Bill rate, rates on longer-term Treasury securities, the National Median Cost of Funds, the one-month or three-month London Interbank Offered Rate (LIBOR), the prime rate of a specific bank, or commercial paper rates. Some indices, such as the one-year constant maturity Treasury Note rate, closely mirror changes in market interest rate levels. Others tend to lag changes in market rate levels and tend to be somewhat less volatile.

Caps and Floors. The underlying mortgages which collateralize the ARMs in which a Fund invests will frequently have caps and floors which limit the maximum amount by which the loan rate to the residential borrower may change up or down: (1) per reset or adjustment interval, and (2) over the life of the loan. Some residential mortgage loans restrict periodic adjustments by limiting changes in the borrower’s monthly principal and interest payments rather than limiting interest rate changes. These payment caps may result in negative amortization. The value of mortgage securities in which a Fund invests may be affected if market interest rates rise or fall faster and farther than the allowable caps or floors on the underlying residential mortgage loans. Additionally, even though the interest rates on the underlying residential mortgages are adjustable, amortization and prepayments may occur, thereby causing the effective maturities of the mortgage securities in which the Fund invests to be shorter than the maturities stated in the underlying mortgages.

OTHER INVESTMENT COMPANIES. The Funds may investment in an underlying portfolio of Exchange Traded Funds (“ETFs”), mutual funds and closed-end funds, which involve certain additional expenses and certain tax results, which would not be present in a direct investment in the underlying funds.

EXCHANGE TRADED FUNDS. ETFs are passive funds that track their related index and have the flexibility of trading like a security. They are managed by professionals and provide the investor with diversification, cost and tax efficiency, liquidity, marginability, are useful for hedging, have the ability to go long and short, and some provide quarterly dividends. Additionally, ETFs are unit investment trusts (UITs) that have two markets. The primary market is where institutions swap “creation units” in block-multiples of 50,000 shares for in-kind securities and cash in the form of dividends. The secondary market is where individual investors can trade as little as a single share during trading hours on the exchange. This is different from open-ended mutual funds that are traded after hours once the net asset value (NAV) is calculated. ETFs share many similar risks with open-end and closed-end funds as discussed in the following paragraphs.

OPEN-END INVESTMENT COMPANIES. The 1940 Act provides that an underlying fund whose shares are purchased by the Funds will be obligated to redeem shares held by the Fund only in an amount up to 1% of the underlying fund's outstanding securities during any period of less than 30 days. Shares held by a Fund in excess of 1% of an underlying fund's outstanding securities therefore, will be considered not readily marketable securities, which, together with other such securities, may not exceed 10% of a Fund's assets.

Under certain circumstances an underlying fund may determine to make payment of a redemption by a Fund wholly or partly by a distribution in kind of securities from its portfolio, in lieu of cash, in conformity with the rules of the Securities and Exchange Commission. In such cases, the Funds may hold securities distributed by an underlying fund until the Manager determines that it is appropriate to dispose of such securities.

Investment decisions by the investment advisers of the underlying funds are made independently of the Funds and their Manager. Therefore, the investment adviser of one underlying fund may be purchasing shares of the same issuer whose shares are being sold by the investment adviser of another such fund. The result of this would be an indirect expense to a Fund without accomplishing any investment purpose.

CLOSED-END INVESTMENT COMPANIES. The Funds may invest in "closed-end" investment companies (or "closed-end funds"), subject to the investment restrictions set forth below. The Funds, together with any company or companies controlled by the Funds, and any other investment companies having the Manager as an investment adviser, may purchase in the aggregate only up to 3% of the total outstanding voting stock of any closed-end fund. Shares of closed-end funds are typically offered to the public in a one-time initial public offering by a group of underwriters who retain a spread or underwriting commission of between 4% or 6% of the initial public offering price. Such securities are then listed for trading on the New York Stock Exchange, the American Stock Exchange, the National Association of Securities Dealers Automated Quotation System (commonly known as "NASDAQ") and, in some cases, may be traded in other over-the-counter markets. Because the shares of closed-end funds cannot be redeemed upon demand to the issuer like the shares of an open-end investment company (such as a Fund), investors seek to buy and sell shares of closed-end funds in the secondary market.

MASTER/FEEDER STRUCTURE. Notwithstanding these limitations, each Fund reserves the right to convert to a "master/feeder" structure at a future date. If the Board approved the use of a master-feeder structure for a particular Fund, the Fund (the "feeder" fund) would invest all of its investable assets in an open-end management investment company (the "master" fund) with substantially the same investment objectives, policies and limitations as the Fund. For this purpose, "all of the Fund's investable assets" means that the only investment securities that would be held by the Fund would be the Fund's interest in the master fund. Under such a structure, one or more "feeder" funds, such as the Funds, invest all of their assets in a "master" fund, which, in turn, invests directly in a portfolio of securities. If required by applicable law, the Funds will seek shareholder approval before converting to a master/feeder structure. If the requisite regulatory authorities determine that such approval is not required, shareholders will be deemed, by purchasing shares, to have consented to such a conversion and no further shareholder approval will be sought. Such a conversion is expressly permitted under the investment objective and fundamental policies of each Fund.

THE PORTFOLIO. All investors in a Portfolio will invest on the same terms and conditions and will pay a proportionate share of the Portfolio's expenses.

The Portfolio does not sell its shares directly to members of the general public. Other investors in Portfolios, such as other investment companies, that might sell their shares to the public are not required to sell their shares at the same public offering price as the Fund, and could have different advisory and other fees and expenses than the Fund. Therefore, the Fund's shareholders may have different returns than shareholders in other investment companies that invest in the Portfolios.

CERTAIN RISKS OF INVESTING IN THE PORTFOLIO. A Fund's investment in the Portfolio may be affected by the actions of other large investors in the Portfolio. For example, if the Portfolio has a large investor other than the Fund that redeems its interest, the Portfolio's remaining investors (including the Fund) might, as a result, experience higher pro rata operating expenses, thereby producing lower returns. As there may be other investors in the Portfolio, there can be no assurance that any issue that receives a majority of the votes cast by a Fund's shareholders will receive a majority of votes cast by all investors in the Portfolio; indeed, other investors holding a majority interest in the Portfolio could have voting control of the Portfolio.

The Fund may withdraw its entire investment from the Portfolio at any time, if the Board determines that it is in the best interests of the Fund and its shareholders to do so. The Fund might withdraw, for example, if there were other investors in the Portfolio with power to, and who did by a vote of all investors (including the Fund), change the investment objective or policies of the Portfolio in a manner not acceptable to the Board. A withdrawal could result in a distribution in kind of portfolio securities (as opposed to a cash distribution) by the Portfolio. That distribution could result in a smaller, less diversified portfolio of investments for the Fund. This could in turn increase the Fund's expense ratio, and result in lower returns for the Fund's investors. If the Fund decided to convert those securities to cash, it would incur transaction costs. If the Fund withdrew its investment from the Portfolio, the Board would consider what action might be taken, including the management of the Fund's assets directly by the Adviser or the investment of the Fund's assets in another pooled investment entity. The inability of the Fund to find a suitable replacement investment, in the event the Board decided not to permit the Adviser to manage the Fund's assets directly, could have a significant impact on shareholders of the Fund.

REPURCHASE AGREEMENTS. The Funds may invest in repurchase agreements. A repurchase agreement is an instrument under which the investor (such as the Fund) acquires ownership of a security (known as the "underlying security") and the seller (i.e., a bank or primary dealer) agrees, at the time of the sale, to repurchase the underlying security at a mutually agreed upon time and price, thereby determining the yield during the term of the agreement. This results in a fixed rate of return insulated from market fluctuations during such period, unless the seller defaults on its repurchase obligations. A Fund will only enter into repurchase agreements where: (i) the underlying securities are of the type (excluding maturity limitations) which the Fund's investment guidelines would allow it to purchase directly, (ii) the market value of the underlying security, including interest accrued, will be at all times at least equal to the value of the repurchase agreement, and (iii) payment for the underlying security is made only upon physical delivery or evidence of book-entry transfer to the account of the Fund's custodian. Repurchase agreements usually are for short periods, often under one week, and will not be entered into by a Fund for a duration of more than seven days if, as a result, more than 15% (or, in the case of the Cash Reserves Fund, 10%) of the net asset value of the Fund would be invested in such agreements or other securities which are not readily marketable.

The Funds will assure that the amount of collateral with respect to any repurchase agreement is adequate. As with a true extension of credit, however, there is risk of delay in recovery or the possibility of inadequacy of the collateral should the seller of the repurchase agreement fail financially. In addition, a Fund could incur costs in connection with the disposition of the collateral if the seller were to default. The Funds will enter into repurchase agreements only with sellers deemed to be creditworthy by, or pursuant to guidelines established by, the Board of Trustees of the Trust and only when the economic benefit to the Funds is believed to justify the attendant risks. The Funds have adopted standards for the sellers with whom they will enter into repurchase agreements. The Board of Trustees of the Trust believe these standards are designed to reasonably assure that such sellers present no serious risk of becoming involved in bankruptcy proceedings within the time frame contemplated by the repurchase agreement. The Funds may enter into repurchase agreements only with well-established securities dealers or with member banks of the Federal Reserve System.

SHORT SALES. The Funds may sell securities short as part of their overall portfolio management strategies involving the use of derivative instruments and to offset potential declines in long positions in similar securities. A short sale is a transaction in which a Fund sells a security it does not own or have the right to acquire (or that it owns but does not wish to deliver) in anticipation that the market price of that security will decline.

When a Fund makes a short sale, the broker-dealer through which the short sale is made must borrow the security sold short and deliver it to the party purchasing the security. The Fund is required to make a margin deposit in connection with such short sales; the Fund may have to pay a fee to borrow particular securities and will often be obligated to pay over any dividends and accrued interest on borrowed securities.

If the price of the security sold short increases between the time of the short sale and the time the Fund covers its short position, the Fund will incur a loss; conversely, if the price declines, the Fund will realize a capital gain. Any gain will be decreased, and any loss increased, by the transaction costs described above. The successful use of short selling may be adversely affected by imperfect correlation between movements in the price of the security sold short and the securities being hedged.

To the extent a Fund sells securities short, it will provide collateral to the broker-dealer and (except in the case of short sales "against the box") will maintain additional asset coverage in the form of cash, U.S. government securities or other liquid securities with its custodian in a segregated account in an amount at least equal to the difference between the current market value of the securities sold short and any amounts required to be deposited as collateral with the selling broker (not including the proceeds of the short sale). The Funds do not intend to enter into short sales (other than short sales "against the box") if immediately after such sales the aggregate of the value of all collateral plus the amount in such segregated account exceeds 10% of the value of the Fund's net assets. This percentage may be varied by action of the Board of Trustees. A short sale is "against the box" to the extent the Fund contemporaneously owns, or has the right to obtain at no added cost, securities identical to those sold short.

SWAP AGREEMENTS. Each of the Funds may enter into interest rate, index and currency exchange rate swap agreements in attempts to obtain a particular desired return at a lower cost to the Fund than if the Fund has invested directly in an instrument that yielded that desired return. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard "swap" transaction, two parties agree to exchange the returns (or differentials in rates of returns) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or "swapped" between the parties are calculated with respect to a "notional amount," i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a "basket" of securities representing a particular index. The "notional amount" of the swap agreement is only a fictive basis on which to calculate the obligations the parties to a swap agreement have agreed to exchange. A Fund's obligations (or rights) under a swap agreement will generally be equal only to the amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the "net amount"). A Fund's obligations under a swap agreement will be accrued daily (offset against any amounts owing to the Fund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by the maintenance of a segregated account consisting of cash, U.S. government securities, or other liquid securities, to avoid leveraging of the Fund's portfolio. A Fund will not enter into a swap agreement with any single party if the net amount owed or to be received under existing contracts with that party would exceed 5% of the Fund's assets.

Whether a Fund's use of swap agreements enhance the Fund's total return will depend on the Adviser's ability correctly to predict whether certain types of investments are likely to produce greater returns than other investments. Because they are two-party contracts and may have terms of greater than seven days, swap agreements may be considered to be illiquid. Moreover, a Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. The Adviser will cause a Fund to enter into swap agreements only with counterparties that would be eligible for consideration as repurchase agreement counterparties under the Funds' repurchase agreement guidelines. The swap market is a relatively new market and is largely unregulated. It is possible that developments in the swaps market, including potential government regulation, could adversely affect a Fund's ability to terminate existing swap agreements or to realize amounts to be received under such agreements.

Certain swap agreements are exempt from most provisions of the Commodity Exchange Act ("CEA") and, therefore, are not regulated as futures or commodity option transactions under the CEA, pursuant to regulations of the CFTC. To qualify for this exemption, a swap agreement must be entered into by "eligible participants," which include the following, provided the participants' total assets exceed established levels: a bank or trust company, savings association or credit union, insurance company, investment company subject to regulation under the 1940 Act, commodity pool, corporation, partnership, proprietorship, organization, trust or other entity, employee benefit plan, governmental entity, broker-dealer, futures commission merchant, natural person, or regulated foreign person. To be eligible, natural persons and most other entities must have total assets exceeding $10 million; commodity pools and employees benefit plans must have assets exceeding $5 million. In addition, an eligible swap transaction must meet three conditions. First, the swap agreement may not be part of a fungible class of agreements that are standardized as to their material economic terms. Second, the creditworthiness of parties with actual or potential obligations under the swap agreement must be a material consideration in entering into or determining the terms of the swap agreement, including pricing, cost or credit enhancement terms. Third, swap agreements may not be entered into and traded on or through a multilateral transaction execution facility.

 WARRANTS. Each Fund may invest in warrants. Warrants are pure speculation in that they have no voting rights, pay no dividends and have no rights with respect to the assets of the corporation issuing them. Warrants basically are options to purchase equity securities at a specific price valid for a specific period of time. They do not represent ownership of the securities, but only the right to buy them. Warrants differ from call options in that warrants are issued by the issuer of the security, which may be purchased on their exercise, whereas call options may be written or issued by anyone. The prices of warrants do not necessarily move parallel to the prices of the underlying securities.

WHEN-ISSUED SECURITIES. Each Fund may, from time to time, purchase securities on a "when-issued" or delayed delivery basis. The price for such securities, which may be expressed in yield terms, is fixed at the time the commitment to purchase is made, but delivery and payment for the when-issued securities take place at a later date. Normally, the settlement date occurs within one month of the purchase, but may take up to three months. During the period between purchases and settlement, no payment is made by a Fund to the issuer and no interest accrues to a Fund. At the time a Fund makes the commitment to purchase a security on a when-issued basis, it will record the transaction and reflect the value of the security in determining its net asset value. Each Fund will maintain, in a segregated account with the custodian, cash or appropriate liquid securities equal in value to commitments for when-issued securities.

UNITED STATES GOVERNMENT OBLIGATIONS. These consist of various types of marketable securities issued by the United States Treasury, i.e., bills, notes and bonds. Such securities are direct obligations of the United States government and differ mainly in the length of their maturity. Treasury bills, the most frequently issued marketable government security, have a maturity of up to one year and are issued on a discount basis.

UNITED STATES GOVERNMENT AGENCY SECURITIES. These consist of debt securities issued by agencies and instrumentalities of the United States government, including the various types of instruments currently outstanding or which may be offered in the future. Agencies include, among others, the Federal Housing Administration, government National Mortgage Association ("GNMA"), Farmer's Home Administration, Export-Import Bank of the United States, Maritime Administration, and General Services Administration. Instrumentalities include, for example, each of the Federal Home Loan Banks, the National Bank for Cooperatives, the Federal Home Loan Mortgage Corporation ("FHLMC"), the Farm Credit Banks, the Federal National Mortgage Association ("FNMA"), and the United States Postal Service. These securities are either: (i) backed by the full faith and credit of the United States government (e.g., United States Treasury Bills); (ii) guaranteed by the United States Treasury (e.g., GNMA mortgage-backed securities); (iii) supported by the issuing agency's or instrumentality's right to borrow from the United States Treasury (e.g., FNMA Discount Notes); or (iv) supported only by the issuing agency's or instrumentality's own credit (e.g., Tennessee Valley Association).

TEMPORARY DEFENSIVE MEASURES

In response to market, economic, political or other conditions, the Adviser may temporarily use a different investment strategy for the Funds for defensive purposes. Such a strategy could include investing up to 100% of a Fund's assets in cash or cash equivalent securities. This could affect a Fund's performance and the Fund might not achieve its investment objectives.

PORTFOLIO TURNOVER RATE

Each Fund may engage in a high level of trading in seeking to achieve its investment objectives.  The portfolio turnover rate for a Fund is calculated by dividing the lesser of the purchases or sales of portfolio investments for the reporting period by the monthly average value of the portfolio investments owned during the reporting period.  A 100% portfolio turnover rate results, for example, if the equivalent of all the securities in the Fund’s portfolio are replaced in a one-year period.  The calculation excludes all securities, including options, whose maturities or expiration dates at the time of acquisition are one year or less.  Portfolio turnover may vary greatly from year to year as well as within a particular year, and may be affected by cash requirements for redemption or shares.  A Fund is not restricted by policy with regard to portfolio turnover and will make changes in its investment portfolio from time to time as business and economic conditions as well as market prices may dictate.

MANAGEMENT OF THE TRUST

Trustees and Officers

Because AdvisorOne Funds is a Delaware business trust, there are Trustees appointed to oversee the Trust. These Trustees are responsible for overseeing the services provided by the Adviser and the general operations of the Trust. These responsibilities include approving the arrangements with companies that provide necessary services to the Funds, ensuring the Funds’ compliance with applicable securities laws and that dividends and capital gains are distributed to shareholders.  The Trustees oversee each  portfolio in the AdvisorOne Funds.  None of the Trustees or Officers holds public directorships.  The Trustees have appointed officers to provide many of the functions necessary for day-to-day operations.

MANAGEMENT TABLE

Trustees and officers of the Trust, together with information as to their principal business occupations during the last five years, are shown below. Each Trustee who is considered an “interested person” of the Trust (as defined in Section 2(a)(19) of the 1940 Act) is indicated by an asterisk next to his name.  Michael Miola is an interested person by virtue of being the Chief Executive Officer of Gemini Fund Services, LLC, the Funds’ Administrator, Fund Accountant and Transfer Agent, as well as, Co-Owner and Co-Managing Member of NorthStar Financial Services Group, LLC.  Unless otherwise noted, the address of each Trustee and Officer is 4020 South 147th Street, Omaha, Nebraska 68137.

Name, Age and Address	Position(s) Held with Trust	Term of Office and Length of Time Served ^	Principal Occupation(s) During the Past 5 Years and Current Directorships	Number of Funds in the Trust Overseen by Trustee

Interested Trustee
Michael Miola (51)*	Chairman of the Board	Since May 7, 2003	Chief Executive Officer and Manager of Gemini Fund Services, LLC; Co-Owner and Co-Managing Member of NorthStar Financial Services Group, LLC; Director of Orion Advisor Services, LLC, Manager of Clarke Lanzen Skalla Investment Firm, LLC; and President and Director of Cannon Express Corp. Private Investor & Businessman; formerly (1983-2001) Founder and President of American Data Services, Inc.	16
Non-Interested Trustees
L. Merill Bryan, Jr. (59)	Trustee	Since May 7, 2003	Senior Vice President & Chief Information Officer of Union Pacific Corporation; President, Union Pacific Technologies Transportation System, Inc.; Director, RAILINC Corporation; Director, Fenix.	16
Gary Lanzen (50)	Trustee	Since May 7, 2003	President, Orizon Investment Counsel, LLC; Partner, Orizon Group, Inc.	16
Officers
Patrick Clarke (59)	President	Since February 3, 2003	Chief Executive Officer and Manager of Clarke Lanzen Skalla Investment Firm, LLC; Manager of Gemini Fund Services, LLC; President of the Trust; Co-Owner and Co-Managing Member of NorthStar Financial Services Group, LLC; Director of Orion Advisor Services, LLC; and Director of Aquarius Fund Distributors, LLC.	16
Michael Wagner (53) 150 Motor Parkway Hauppauge, NY 11788	Treasurer	Since May 9, 2003	President, Gemini Fund Services, LLC.	16
Brian Nielsen (31)	Secretary	Since May 9, 2003	Secretary and Chief Legal Officer of the Trust; General Legal Counsel for NotrhStar Financial Services Group, LLC; Secretary and General Legal Counsel for Clarke Lanzen Skalla Investment Firm, LLC, Orion Advisor Services, LLC, and Aquarius Fund Distributors, LLC	16
Andrew Rogers (35) 150 Motor Parkway Hauppauge, NY 11788	Assistant Treasurer	Since May 9, 2003	Senior Vice President and Director of Fund Administration, Gemini Fund Services, LLC; Vice President, JP Morgan Chase & Co. (1998-2001).	16

^  Each Trustee will serve an indefinite term until his successor, if any, is duly elected and qualified.  Officers of the Trust are elected annually.

The Board of Trustees has an Audit and Nominating Committee (the “Committee”) that consists of all the Trustees who are not “interested persons” of the Trust within the meaning of the 1940 Act. The Committee’s responsibilities include: (i) recommending to the Board the selection, retention or termination of the Trust’s independent auditors; (ii) reviewing with the independent auditors the scope, performance and anticipated cost of their audit; (iii) discussing with the independent auditors certain matters relating to the Trust’s financial statements, including any adjustment to such financial statements recommended by such independent auditors, or any other results of any audit; (iv) reviewing on a periodic basis a formal written statement from the independent auditors with respect to their independence, discussing with the independent auditors any relationships or services disclosed in the statement that may impact the objectivity and independence of the Trust’s independent auditors and recommending that the Board take appropriate action in response thereto to satisfy itself of the auditor’s independence; and (v) considering the comments of the independent auditors and management’s responses thereto with respect to the quality and adequacy of the Trust’s accounting and financial reporting policies and practices and internal controls. The Board has adopted a written charter for the Committee. The Committee also reviews and nominates candidates to serve as non-interested Trustees. The Committee generally will not consider nominees recommended by shareholders of a Fund.

COMPENSATION OF TRUSTEES

The Trust pays each Trustee of the Trust who is not an interested person of the Trust an aggregate per meeting fee of $1,500 if attended in person and $750 if attended by telephone.  The Trust also reimburses each such Trustee for travel and other expenses incurred in attending meetings of the Board.  Officers of the Trust and Trustees who are interested persons of the Trust do not receive any compensation from the Trust or from the other registered investment companies in the AdvisorOne Funds.

The Trustees serve on the Board for terms of indefinite duration.  A Trustee’s position in that capacity will terminate if such Trustee is removed, resigns or is subject to various disabling events such as death or incapacity.

Share Ownership. Information relating to share ownership by each Trustee of the Trust as of December 31, 2003 is set forth in the chart below:

Trustees	Aggregate Dollar Range of Equity In The Trust	Aggregate Dollar Range of Securities In All Registered Funds Overseen by Trustee In AdvisorOne Funds
Interested Trustee:
Michael Miola	None	None
Non-Interested Trustees:
L. Merill Bryan, Jr.	$10,001 - $50,000	$10,001-$50,000 (Amerigo Class N Shares)
Gary Lanzen	None	None
John Pacheco*	None	None

*Mr. John Pacheco resigned from the Board effective May 26, 2004.

PRINCIPAL HOLDERS OF SECURITIES

As of the effective date of the Funds, the Funds had no outstanding shares issued.  Once the Funds are up and running, it is anticipated that principal holders’ ownership would in any event represent less than 25% of the Funds’ outstanding shares.

INVESTMENT MANAGEMENT AND OTHER SERVICES

INVESTMENT ADVISER

The Investment Adviser of the Funds is Dunham & Associates Investment Counsel, Inc. (“Dunham & Associates” or the “Adviser”), 123 Camino de la Reina, Suite 100-S, San Diego, California, 92108. Pursuant to the Investment Management Agreement with the Funds (the “Management Agreement”), Dunham & Associates, subject to the supervision of the Trustees and in conformity with the stated policies of the Funds, manages the operations of the Funds and reviews the performance of the Advisers, and makes recommendations to the Trustees with respect to the retention and renewal of contracts. The Management Agreement was most recently approved by the Board of Trustees of the Trust, including by a majority of the non-interested Trustees at a meeting held on July XX, 2004.

The Adviser and the Funds have applied for an exemptive order (the “Order”) from the Securities and Exchange Commission that would permit the Adviser to enter into sub-advisory agreements with Sub-Advisers without obtaining shareholder approval. There is no guarantee that the Order will be granted.  The Adviser, subject to the review and approval of the Board of Trustees of the Funds, selects Sub-Advisers for each Fund and supervises and monitors the performance of each Sub-Adviser.

The Order also would permit the Adviser, subject to the approval of the Trustees, to replace sub-advisers or amend sub-advisory agreements without shareholder approval whenever the Adviser and the Trustees believe such action will benefit a Fund and its shareholders. The Adviser compensates each Sub-Adviser out of its management fee.

The following table sets forth the annual management fee rates payable by each Fund to Dunham &
Associates pursuant to the Management Agreement, expressed as a percentage of the Fund’s average daily net assets:

Fund	Adviser Fee
Dunham Short-Term Bond Fund	0.80%
Dunham Corporate/Government Bond Fund	0.83%
Dunham Total Return Bond Fund	0.80%
Dunham High-Yield Bond Fund
Dunham Market Neutral Fund
Dunham Real Estate Stock Fund	1.25%
Dunham Convertible & Growth Fund	1.40%
Dunham International Stock Fund	1.15%
Dunham Large Cap Value Fund	1.10%
Dunham Small Cap Value Fund	1.40%
Dunham Large Cap Growth Fund	1.15%
Dunham Emerging Markets Stock Fund	1.30%
Dunham Small Cap Growth Fund	1.40%

The fee is computed daily and payable monthly.

Subject to the supervision and direction of the Adviser and, ultimately, the Trustees, each Sub-Adviser manages the securities held by the Fund it serves in accordance with the Fund’s stated investment objectives and policies, makes investment decisions for the Fund and places orders to purchase and sell securities on behalf of the Fund.

Expenses not expressly assumed by the Adviser under the Investment Management Agreement or by the Distributor under the Distribution Agreement are paid by the Trust.  Expenses incurred by a Fund are allocated among the various Classes of shares pro rata based on the net assets of the Fund attributable to each Class, except that 12b-1 fees relating to a particular Class are allocated directly to that Class. In addition, other expenses associated with a particular Class, except advisory or custodial fees, may be allocated directly to that Class, provided that such expenses are reasonably identified as specifically attributable to that Class, and the direct allocation to that Class is approved by the Trust’s Board of Trustees. The fees payable to each Sub-Adviser pursuant to the Sub-Advisory Agreements between each Sub-Adviser and Dunham & Associates with respect to the Funds are paid by Dunham & Associates. Under the terms of the Investment Management Agreement, the Trust is responsible for the payment of the following expenses among others: (a) the fees payable to the Adviser, (b) the fees and expenses of Trustees who are not affiliated persons of the Adviser or Distributor (c) the fees and certain expenses of the Custodian and Transfer and Dividend Disbursing Agent, including the cost of maintaining certain required records of the Trust and of pricing the Trust’s shares, (d) the charges and expenses of legal counsel and independent accountants for the Trust, (e) brokerage commissions and any issue or transfer taxes chargeable to the Trust in connection with its securities transactions, (f) all taxes and corporate fees payable by the Trust to governmental agencies, (g) the fees of any trade association of which the Trust may be a member, (h) the cost of share certificates representing shares of the Trust, (i) the cost of fidelity and liability insurance, (j) the fees and expenses involved in registering and maintaining registration of the Trust and of its shares with the SEC, qualifying its shares under state securities laws, including the preparation and printing of the Trust’s registration statements and prospectuses for such purposes, (k) all expenses of shareholders and Trustees’ meetings (including travel expenses of trustees and officers of the Trust who are directors, officers or employees of the Adviser) and of preparing, printing and mailing reports, proxy statements and prospectuses to shareholders in the amount necessary for distribution to the shareholders and (l) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Trust’s business.

Board Approval of Investment Advisory Agreement.  The Board of Trustees, including the non-interested Trustees, received materials specifically relating to the Investment Advisory Agreement and Sub-Advisory Agreements. These materials included (1) arrangements in respect of the distribution of the Funds’ shares, (2) the procedures employed to determine the value of the Funds’ assets, (3) the Adviser’s management of the relationships with the Funds’ custodian, (4) the resources devoted to the Funds’ investment policies and restrictions and with policies on personal securities transactions, and (5) the nature, cost and character of non-investment management services provided by the Adviser and its affiliates.

Additional information was furnished by the Adviser and Sub-Advisers including, among other items, information on and analysis of (a) the overall organization of the Adviser, (b) the choice of performance indices and benchmarks, (c) investment management staffing, (d) the potential for achieving further economies of scale, (e) operating expenses paid to third parties, and (f) the information furnished to investors, including the Funds’ shareholders.  In considering the Investment Advisory Agreement, the Board of Trustees, including the non-interested Trustees, did not identify any single factor as all-important or controlling, and the following summary does not detail all the matters considered. Matters considered by the Board of Trustees, including the non-interested Trustees, in connection with its approval of the Investment Management Agreement and Sub-Advisory Agreements include the following:

Benefits to Shareholders. The Board of Trustees, including the non-interested Trustees, considered the benefit to shareholders of investing in the Funds offering a variety of investment disciplines and providing for a variety of fund and shareholder services.

The Advisers’ and Sub-Advisers’ Personnel and Methods. The Board of Trustees, including the non-interested Trustees, reviewed the background of the Funds’ portfolio manager and the Funds’ investment objective and discipline. Among other things they considered the size, education and experience of the Adviser and Sub-Advisers investment staff, their use of technology, and the Adviser’s and Sub-Advisers approach to recruiting, training and retaining portfolio managers and other research, advisory and management personnel.

Nature and Quality of Other Services.  The Board of Trustees, including the non-interested Trustees, considered the nature and extent of the Adviser’s supervision of third party service providers.

Expenses. The Board of Trustees, including the non-interested Trustees, considered the estimated Funds expense ratios, and expense ratios of a peer group of Funds. It also considered the amount and nature of fees paid by shareholders.

Economies of Scale. The Board of Trustees, including the non-interested Trustees, considered whether there will be economies of scale in respect of the management of the funds, whether there is potential for realization of any further economies of scale.

Conclusion. Based on its evaluation of all material factors and assisted by the advice of independent counsel, the Board of Trustees, including the non-interested Trustees, concluded that the advisory fee structures are fair and reasonable, and that the Investment Management Agreement and Sub-Advisory Agreements should be approved.

Each Sub-Advisory Agreement provides that it will terminate in the event of its assignment (as defined in the 1940 Act). Each Sub-Advisory Agreement may be terminated by the Trust, Dunham & Associates, or by vote of a majority of the outstanding voting securities of the Trust, upon written notice to the Sub-Adviser, or by the Sub-Adviser upon at least 60 days' written notice. Each Sub-Advisory Agreement provides that it will continue in effect for a period of more than one year from its execution only so long as such continuance is specifically approved at least annually in accordance with the requirements of the 1940 Act.

AFFILIATIONS AND CONTROL OF THE ADVISER AND OTHER SERVICE PROVIDERS

Dunham & Associates Investment Counsel, Inc., the investment adviser for the Funds also serves as the Distributor to the Funds.

ADMINISTRATION AND FUND ACCOUNTING SERVICES

The Administrator for the Funds is Gemini Fund Services, LLC, (the “Administrator”), which has its principal office at the Hauppauge Corporate Center, 150 Motor Parkway, Suite 205, Hauppauge, New York 11788, and is primarily in the business of providing administrative, fund accounting and transfer agent services to retail and institutional mutual funds.

Pursuant to an Administration Service Agreement with the Funds, the Administrator provides administrative services to the Funds, subject to the supervision of the Board of Trustees. The Administrator may provide persons to serve as officers of the Funds. Such officers may be directors, officers or employees of the Administrator or its affiliates.

The Administration Service Agreement was initially approved by the Board of Trustees at a meeting held on August  XX, 2004.  The Agreement shall remain in effect for three years from the date of its initial approval, and subject to annual approval of the Board of Trustees for one-year periods thereafter.  The Administration Service Agreement is terminable by the Board of Trustees or the Administrator on ninety days’ written notice and may be assigned provided the non-assigning party provides prior written consent. This agreement provides that in the absence of willful misfeasance, bad faith or gross negligence on the part of the Administrator or reckless disregard of its obligations thereunder, the Administrator shall not be liable for any action or failure to act in accordance with its duties thereunder.

Under the Administration Service Agreement, the Administrator provides facilitating administrative services, including:  (i) providing services of persons competent to perform such administrative and clerical functions as are necessary to provide effective administration of the Funds; (ii) facilitating the performance of administrative and professional services to the Funds by others, including the Funds’ Custodian; (iii) preparing, but not paying for, the periodic updating of the Funds’ Registration Statement, Prospectuses and Statement of Additional Information in conjunction with Fund counsel, including the printing of such documents for the purpose of filings with the SEC and state securities administrators, and preparing reports to the Funds’ shareholders and the SEC; (iv) preparing in conjunction with Fund counsel, but not paying for, all filings under the securities or “Blue Sky” laws of such states or countries as are designated by the Distributor, which may be required to register or qualify, or continue the registration or qualification, of the Funds and/or its shares under such laws; (v) preparing notices and agendas for meetings of the Board of Trustees and minutes of such meetings in all matters required by the 1940 Act to be acted upon by the Board; and (vi) monitoring daily and periodic compliance with respect to all requirements and restrictions of the 1940 Act, the Internal Revenue Code and the Prospectuses.

For the services rendered to the Funds by the Administrator the Funds pays the Administrator a minimum fee of $XXXXXX or XX basis points on assets up to $XXX million, XX basis points on assets greater than $XXX million and less than $XXX million, XX basis points on assets greater than $XXX million and less than $XXX million and XX basis points on assets greater than $XXX million. The Funds also pay the Administrator for any out-of-pocket expenses.

The Administrator, pursuant to the Fund Accounting Service Agreement, provides the Funds with accounting services, including:  (i) daily computation of net asset value; (ii) maintenance of security ledgers and books and records as required by the 1940Act; (iii) production of the Funds’ listing of portfolio securities and general ledger reports; (iv) reconciliation of accounting records; (v) calculation of yield and total return for the Funds; (vi) maintaining certain books and records described in Rule 31a-1 under the 1940 Act, and reconciling account information and balances among the Funds’ custodian and Advisers; and (vii) monitoring and evaluating daily income and expense accruals, and sales and redemptions of shares of the Funds.

For the services rendered to the Funds by the Fund Accounting Service Agreement, the Funds pay the Fund Accountant a minimum fee of $XXXXX plus XX basis points on assets in excess of $XXX million and less than $XXX million and XX basis point on all assets greater than $XXX million. The Funds also pay the Fund Accountant for any out-of-pocket expenses.

CUSTODIAN

Bank of New York (“BONY”) serves as the custodian of the Funds assets pursuant to a Custodian Contract by and between BONY and the Funds.  BONY’s responsibilities include safeguarding and controlling the Funds cash and securities, handling the receipt and delivery of securities, and collecting interest and dividends on the Funds investments. Pursuant to the Custodian Contract, BONY also provides certain accounting and pricing services to the Funds; maintaining original entry documents and books of record and general ledgers; posting cash receipts and disbursements; reconciling bank account balances monthly; recording purchases and sales based upon communications from the Adviser and Sub-Advisers; and preparing monthly and annual summaries to assist in the preparation of financial statements of, and regulatory reports for, the Funds. The Funds may employ foreign sub-custodians that are approved by the Board of Trustees to hold foreign assets.  BONY’s principal place of business is 15 Broad Street, 7th Floor, New York, New York 10286.

TRANSFER AGENT SERVICES

Gemini Fund Services, LLC, 4020 South 147th Street, Suite 2, Omaha, NE 68137, acts as transfer, dividend disbursing, and shareholder servicing agent for the Funds pursuant to a written agreement with Funds dated XXXXX XX, 2004. Under the agreement, Gemini Fund Services is responsible for administering and performing transfer agent functions, dividend distribution, shareholder administration, and maintaining necessary records in accordance with applicable rules and regulations.

DISTRIBUTION OF SHARES

Dunham & Associates Investment Counsel, Inc. (“Dunham & Associates” or the “Distributor”), 123 Camino De La Reina, Suite 100, South San Diego, CA 92108 is the Fund’s Adviser as well as the Distributor for the shares of the Funds pursuant to a Distribution Agreement (the “Distribution Agreement”), between the Trust on behalf of the Funds, and the Distributor. Dunham & Associates is a registered broker-dealer and member of the National Association of Securities Dealers, Inc.  Shares of the Funds are offered on a continuous basis. The Distribution Agreement provides that the Distributor, as agent in connection with the distribution of shares of the Funds, will use its best efforts to distribute the Funds’ shares.

The Funds have adopted a Plan of Distribution pursuant to Rule 12b-1 under the 1940 Act (the “12b-1 Plan”), pursuant to which Class C Shares pay the Distributor or other entities compensation accrued daily and payable monthly for distribution services. Class C Shares charge Rule 12b-1 fees at the annual rate of 0.75% for the Equity Funds and 0.50% for the Fixed-Income Funds of a Fund’s net assets attributable to said Class C Shares.

In addition, the Funds have adopted a Shareholder Servicing Plan (the “Servicing Plan,” together with the 12b-1 Plan, the “Plans”) for each Fund’s Class C shares pursuant to which Class C Shares pay the Distributor or other entities compensation accrued daily and payable monthly for shareholder services.  Class C Shares charge shareholder servicing fees at the annual rate of up to 0.25% of average daily net assets attributable to Class C shares.

The Plans were adopted by a majority vote of the Board of Trustees, including all of the Trustees of the Trust who are not “interested persons” of the Trust (as defined in the 1940 Act) and who have no direct or indirect financial interest in the operation of the Plans, cast in person at a meeting called for the purpose of voting on the Plan, on XXXXXX XX, 2004. The initial term of each Plan is one year and this will continue in effect from year to year thereafter, provided such continuance is specifically approved at least annually by a majority of the Board of Trustees of the Trust and a majority of the Trustees who are not “interested persons” of the Trust and do not have a direct or indirect financial interest in the Plans (“Plan Trustees”) by votes cast in person at a meeting called for the purpose of voting on the Plans. The Plans may be terminated at any time by the Trust or the Funds by vote of a majority of the Plan Trustees or by vote of a majority of the outstanding voting Class C Shares of the Trust or the Funds. Each Plan will terminate automatically in the event of its assignment (as defined in the 1940 Act).

Under the Plans, the Trustees receive and review promptly after the end of each calendar quarter a written report provided by the Distributor of the amounts extended by the Distributor or other entities under the Plan and the purpose for which such expenditures were made.

The services to be provided under the plans may include, but are not limited to, the following: assistance in the offering and sale of Class C Shares of the Funds and in other aspects of the marketing of the shares to clients or prospective clients of the respective recipients; answering routine inquiries concerning the Funds; assisting in the establishment and maintenance of accounts or sub-accounts in the Funds and in processing purchase and redemption transactions; making the Funds’ investment plan and shareholder services available; and providing such other information and services to investors in shares of the Funds as the Distributor or the Trust, on behalf of the Funds, may reasonably request. The distribution services shall also include any advertising and marketing services provided by or arranged by the Distributor with respect to the Funds.

The Plans may not be amended to increase materially the amount of the Distributor’s compensation to be paid by a Fund, unless such amendment is approved by the vote of a majority of the outstanding voting securities of the Fund (as defined in the 1940 Act). All material amendments must be approved by a majority of the Board of Trustees of the Trust and a majority of the Plan Trustees by votes cast in person at a meeting called for the purpose of voting on a Plan. During the term of the Plans, the selection and nomination of non-interested Trustees of the Trust will be committed to the discretion of current non-interested Trustees. The Distributor will preserve copies of the Plans, any related agreements, and all reports, for a period of not less than six years from the date of such document and for at least the first two years in an easily accessible place.

Any agreement related to the Plans will be in writing and provide that: (a) it may be terminated by the Trust or the Fund at any time upon sixty days’ written notice, without the payment of any penalty, by vote of a majority of the respective Plan Trustees, or by vote of a majority of the outstanding voting securities of the Trust or the affected Fund; (b) it will automatically terminate in the event of its assignment (as defined in the 1940 Act); and (c) it will continue in effect for a period of more than one year from the date of its execution or adoption only so long as such continuance is specifically approved at least annually by a majority of the Board and a majority of the Plan Trustees by votes cast in person at a meeting called for the purpose of voting on such agreement.

CODES OF ETHICS

The Board of Trustees of the Trust has approved a Code of Ethics under Rule 17j-1 of the 1940 Act that covers the Funds, the Adviser, the Sub-Advisers and the Distributor (the “Code”). The Code subjects the Adviser’s, Sub-Adviser’s and the Distributor’s employees to various restrictions to ensure that their personal securities transactions do not disadvantage the Trust or any Funds. In that regard, Funds portfolio managers and other investment personnel must pre-clear and report their personal securities transactions and holdings, which are reviewed for compliance with the Code. Funds portfolio managers and other investment personnel who comply with the Code’s pre-clearance and disclosure procedures may be permitted to purchase, sell or hold securities which also may be or are held in a Fund they manage or for which they otherwise provide investment advice.

PROXY VOTING POLICIES

The Adviser and Sub-Advisers in accordance with the Proxy and Corporate Action Voting Policies and Procedures of the Adviser and Sub-Advisers approved by the Trustees of the Trust vote proxies for any portfolio security held by the Funds.  The Adviser and Sub-Adviser’s proxy voting policies and procedures appear in Appendix B.

BROKERAGE ALLOCATION AND OTHER PRACTICES

Subject to the general supervision of the Board of Trustees of the Trust, each Sub-Adviser is responsible for making decisions with respect to the purchase and sale of portfolio securities on behalf of the Funds. Each Sub-Adviser is also responsible for the implementation of those decisions, including the selection of broker-dealers to effect portfolio transactions, the negotiation of commissions, and the allocation of principal business and portfolio brokerage.

In purchasing and selling each Fund’s portfolio securities, it is the Sub-Adviser’s policy to obtain quality execution at the most favorable prices through responsible broker-dealers and, in the case of agency transactions, at competitive commission rates where such rates are negotiable. However, under certain conditions, a Fund may pay higher brokerage commissions in return for brokerage and research services. In selecting broker-dealers to execute a Fund’s portfolio transactions, consideration is given to such factors as the price of the security, the rate of the commission, the size and difficulty of the order, the reliability, integrity, financial condition, general execution and operational capabilities of competing brokers and dealers, their expertise in particular markets and the brokerage and research services they provide to the Sub-Advisers or the Funds. It is not the policy of the Sub-Advisers to seek the lowest available commission rate where it is believed that a broker or dealer charging a higher commission rate would offer greater reliability or provide better price or execution.

Transactions on stock exchanges involve the payment of brokerage commissions. In transactions on stock exchanges in the United States, these commissions are negotiated. Traditionally, commission rates have generally not been negotiated on stock markets outside the United States. In recent years, however, an increasing number of overseas stock markets have adopted a system of negotiated rates, although a number of markets continue to be subject to an established schedule of minimum commission rates. It is expected that equity securities will ordinarily be purchased in the primary markets, whether over-the-counter or listed, and that listed securities may be purchased in the over-the-counter market if such market is deemed the primary market. In the case of securities traded on the over-the-counter markets, there is generally no stated commission, but the price usually includes an undisclosed commission or markup. In underwritten offerings, the price includes a disclosed, fixed commission or discount.

For fixed income securities, it is expected that purchases and sales will ordinarily be transacted with the issuer, the issuer’s underwriter, or with a primary market maker acting as principal on a net basis, with no brokerage commission being paid by the Funds. However, the price of the securities generally includes compensation, which is not disclosed separately. Transactions placed through dealers who are serving as primary market makers reflect the spread between the bid and asked prices.

With respect to equity and fixed income securities, each Sub-Adviser may effect principal transactions on behalf of the Funds with a broker or dealer who furnishes brokerage and/or research services, designate any such broker or dealer to receive selling concessions, discounts or other allowances or otherwise deal with any such broker or dealer in connection with the acquisition of securities in underwritings. The prices the Funds pay to underwriters of newly-issued securities usually include a concession paid by the issuer to the underwriter. Each Sub-Adviser may receive research services in connection with brokerage transactions, including designations in fixed price offerings.

Each Sub-Adviser receives a wide range of research services from brokers and dealers covering investment opportunities throughout the world, including information on the economies, industries, groups of securities, individual companies, statistics, political developments, technical market action, pricing and appraisal services, and performance analyses of all the countries in which a Fund’s portfolio is likely to be invested. Each Sub-Adviser cannot readily determine the extent to which commissions charged by brokers reflect the value of their research services, but brokers occasionally suggest a level of business they would like to receive in return for the brokerage and research services they provide. To the extent that research services of value are provided by brokers, each Sub-Adviser may be relieved of expenses, which it might otherwise bear. In some cases, research services are generated by third parties but are provided to the Sub-Advisers by or through brokers.

Certain broker-dealers, which provide quality execution services, also furnish research services to each Sub-Adviser. Each Sub-Adviser has adopted brokerage allocation policies embodying the concepts of Section 28(e) of the Securities Exchange Act of 1934, which permits an investment adviser to cause its clients to pay a broker which furnishes brokerage or research services a higher commission than that which might be charged by another broker which does not furnish brokerage or research services, or which furnishes brokerage or research services deemed to be of lesser value, if such commission is deemed reasonable in relation to the brokerage and research services provided by the broker, viewed in terms of either that particular transaction or the overall responsibilities of the sub-advisers with respect to the accounts as to which it exercises investment discretion. Accordingly, each Sub-Adviser may assess the reasonableness of commissions in light of the total brokerage and research services provided by each particular broker. Each Sub-Adviser may also consider sales of the Funds’ Shares as a factor in the selection of broker-dealers.

Portfolio securities will not be purchased from or sold to each Sub-Adviser, or the Distributor, or any affiliated person of any of them acting as principal, except to the extent permitted by rule or order of the SEC.

DETERMINATION OF NET ASSET VALUE

The net asset value per share for each class of shares of each Fund is determined each day the New York Stock Exchange (“NYSE”) is open, as of the close of the regular trading session of the NYSE that day (currently 4:00 p.m. Eastern Time), by dividing the value of a Fund’s net assets by the number of its shares outstanding. The NYSE is open Monday through Friday except on the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

In determining each Fund’s NAV per share, equity securities for which market quotations are readily available are valued at current market value using the last reported sales price. NASDAQ traded securities are valued using the NASDAQ official closing price (“NOCP”).  If no sale price is reported, the last bid price is used. If market quotations are not readily available, then securities are valued at fair value as determined by the Board (or its delegate). U.S. government and agency securities are valued at the mean between the most recent bid and asked prices. Short-term debt instruments with a remaining maturity of more than 60 days, intermediate and long-term bonds, convertible bonds, and other debt securities are generally valued on the basis of dealer supplied quotations or by pricing system selected by the Adviser and approved by the Board of Trustees of the Trust. Where such prices are not available, valuations will be obtained from brokers who are market makers for such securities. However, in circumstances where the Adviser deems it appropriate to do so, the mean of the bid and asked prices for over- the-counter securities or the last available sale price for exchange-traded debt securities may be used. Where no last sale price for exchange traded debt securities is available, the mean of the bid and asked prices may be used. Short-term debt securities with a remaining maturity of 60 days or less are amortized to maturity, provided such valuations represent par value.

Puts and calls are valued at the last sales price therefor, or, if there are no transactions, at the last reported sales price that is within the spread between the closing bid and asked prices on the valuation date. Futures are valued based on their daily settlement value. When a Fund writes a call, an amount equal to the premium received is included in the Fund’s Statement of Assets and Liabilities as an asset, and an equivalent deferred credit is included in the liability section. The deferred credit is adjusted (“marked-to-market”) to reflect the current market value of the call. If a call written by a Fund is exercised, the proceeds on the sale of the underlying securities are increased by the premium received. If a call or put written by a Fund expires on its stipulated expiration date or if a Fund enters into a closing transaction, it will realize a gain or loss depending on whether the premium was more or less than the transaction costs, without regard to unrealized appreciation or depreciation on the underlying securities. If a put held by a Fund is exercised by it, the amount the Fund receives on its sale of the underlying investment is reduced by the amount of the premium paid by the Fund.

Options are valued at the last reported sale price at the close of the exchange on which the security is primarily traded. If no sales are reported for the exchange-traded options, or the options are not exchange-traded, then they are valued at the mean of them most recent quoted bid and asked price. Futures contracts are valued at the daily quoted settlement prices.

Other securities and assets for which market quotations are not readily available or for which valuation cannot be provided are valued as determined in good faith in accordance with procedures approved by the Board of Trustees of the Trust.

Trading in securities on Far Eastern securities exchanges and over-the-counter markets is normally completed well before the close of business on each business day in New York (i.e., a day on which the NYSE is open). In addition, Far Eastern securities trading generally or in a particular country or countries may not take place on all business days in New York. Furthermore, trading takes place in Japanese markets on certain Saturdays in various foreign markets on days, which are not business days in New York, and on which a Fund’s net asset value is not calculated. Each Fund calculates net asset value per share, and therefore effects sales, redemptions and repurchases of its shares, as of the close of regular trading on the NYSE once on each day on which the NYSE is open. Such calculation may not take place contemporaneously with the determination of the prices of the majority of the portfolio securities used in such calculation. If events that may materially affect the value of such securities occur between the time when their price is determined and the time when the Fund’s net asset value is calculated, such securities may be valued at fair value as determined in good faith in accordance with procedures approved by the Board of Trustees of the Trust.

HOW TO BUY AND SELL SHARES

PURCHASES

Shares of each Fund may be purchased at the net asset value (“NAV”) per share next determined, after receipt of an order by the Fund’s transfer agent. All requests received in good order before 4:00 p.m. ET or the closing of the New York Stock Exchange, which ever occurs earlier (the “cut off time”), will be executed at the NAV computed on that same day.  Requests received after the cut off time (except for legal requests mad on behalf of certain retirement accounts and other omnibus accounts), will receive the next business day’s NAV.  Each Fund will not allow, with its knowledge, and with the exceptions noted in the previous sentence, illegal “Late Trading” of its shares.  Although each Fund will use its best efforts to prevent illegal “Late Trading” there can be no assurance that it will always be successful in doing so.

REDEMPTIONS

You have the right to sell (“redeem”) all or part of your shares on any day the Funds are open. Shares will be redeemed at the NAV next computed following the receipt of your redemption request in good order. To be considered in “good order”, all written requests must include an account number, amount of transaction, signature of all owners signed exactly as registered on the account. If there is more than one owner of the shares, all owners must sign. If shares to be redeemed have a value of $50,000 or more or if redemption proceeds are to be paid to someone other than the shareholder at the shareholder’s address of record, the signature(s) must be guaranteed by an eligible guarantor institution, which includes a commercial bank that is a member of the Federal Deposit Insurance Corporation, a trust company, a member firm of a domestic stock exchange, a savings association or credit union that is authorized by its charter to provide a signature guarantee. The Funds’ transfer agent may reject redemption instructions if the guarantor is neither a member of nor a participant in a signature guarantee program. Signature guarantees by notaries public are not acceptable. Further documentation may be required from corporations, administrators, executors, personal representatives, trustees and custodians.

Redemption of shares, or payment for redemptions, may be suspended at times (a) for any period during which trading on the NYSE is restricted or such exchange is closed, other than customary weekend and holiday closings, (b) for any period during which an emergency exists as a result of which disposal of securities or determination of the NAV of the Fund is not reasonably practicable, or (c) during any period when the SEC, by order, so permits, provided that applicable rules and regulations of the SEC shall govern as to whether the conditions prescribed in (b) or (c) exist.

REDEMPTIONS IN KIND

Each Fund reserves the right to honor requests for redemption or repurchase orders by making payment in whole or in part in readily marketable securities (“redemption in kind”) if the amount of such request is large enough to affect operations. For example, if the request is greater than $250,000 or 1% of the Fund’s assets. The securities will be chosen by the Fund and valued at the Fund’s NAV. A shareholder may incur transaction expenses in converting these securities to cash.

TAXES

IN GENERAL

The following discussion is a summary of certain federal income tax considerations generally affecting the Trust, the Funds of the Trust, and the actual or prospective shareholders of one or more of the Funds.  The discussion does not purport to be a complete discussion of the federal income tax consequences of an investment in the Funds and is not intended to constitute tax advice to any person.  The discussion does not address the tax consequences of investing in any Fund under the laws of any state or local government, or the laws of any foreign jurisdiction.  The discussion below does not apply to any specific category of investor or to all categories of investors, some of which may be subject to special rules. Tax issues relating to the Trust generally are not a consideration for shareholders such as tax-exempt entities and tax advantaged retirement vehicles such as an IRA or 401(k) plan.  PERSONS WHO INVEST OR ARE CONSIDERING INVESTING IN THE FUNDS ARE URGED TO CONSULT THEIR TAX ADVISORS WITH SPECIFIC REFERENCE TO THEIR OWN TAX SITUATIONS.

2003 Tax Act. On May 28, 2003, the President signed into law the Jobs and Growth Tax Relief Reconciliation Act of 2003 (JGTRRA). Among other changes, the JGTRRA includes provisions that accelerate the reduction in federal income tax rates applicable to individuals in the 27%, 30%, 35%, and 38.6% rate brackets to 25%, 28%, 33%, and 35%, respectively, accelerate the increase in the taxable income levels of the 10% rate bracket from $6,000 to $7,000 (for unmarried individuals) and $12,000 to $14,000 (for married individuals filing jointly), reduces the maximum capital gains rates applicable to individual taxpayers from 20% to 15%, and reduces the tax rate applicable to certain dividends by taxing these dividends at the long-term capital gains, rather than ordinary income, rates.  The changes applicable to individual taxpayers in the 10% rate bracket are scheduled to expire for taxable years beginning after December 31, 2004.

DISTRIBUTIONS

Distributions of net investment income.  The Funds receive income generally in the form of dividends and interest on its investments. This income, less expenses incurred in the operation of the Funds, constitutes the Funds’ net investment income from which dividends may be paid to you. The JGTRRA permits the Funds to pass-through to its shareholders who are individuals, to be taxed at the applicable capital gains rates, “qualified dividends” the Funds receive.  A “qualified dividend” for this purpose is generally a dividend the Funds receive from a corporation organized under U.S. law, the law of a U.S. possession, or the law of a foreign country (other than a corporation that is a “foreign personal holding company,” foreign investment company,” or “passive foreign investment company” in the year, or the year immediately preceding the year, in which the corporation distributes the dividend to the Funds if the foreign country has an income tax treaty with the United States that contains an “adequate” information sharing provision.  It is anticipated that the United States Treasury Department will provide guidance in the future on what constitutes an “adequate” provision.

Shareholders who are not citizens or residents of the United States and certain foreign entities may be subject to United States withholding tax on distributions the Funds make.

DISTRIBUTIONS OF CAPITAL GAINS

Capital gain distributions. The Funds may realize capital gains and losses on the sale or other disposition of its portfolio securities. Distributions from net long-term capital gains are taxable to you as long-term capital gains, regardless of how long you have owned your shares in the Funds.  The reduced rate applicable to net capital gains by reason of JGTRRA, discussed above, applies to capital gain dividends (net long-term capital gains over short-term capital losses) paid by a RIC from the sale of portfolio securities occurring on and after May 6, 2003.  Distributions from net short-term capital gains are taxable to you as ordinary income and do not qualify for the reduced rates applicable to long-term capital gains, but are eligible for the reduced ordinary income rates applicable to individuals under JGTRRA.  Any net capital gains the Funds realize generally are distributed once each year, and may be distributed more frequently, if necessary, to reduce or eliminate excise or income taxes on the Funds.

INFORMATION ON THE AMOUNT AND TAX CHARACTER OF DISTRIBUTIONS

The Funds will inform you of the amount of your income dividends (including "qualified dividends" if you are an individual) and capital gain distributions at the time they are paid, and will advise you of their tax status for Federal income tax purposes shortly after the close of each calendar year. If you have not owned your Funds' shares for a full year, the Funds may designate and distribute to you, as ordinary income or capital gains, a percentage of income that may not be equal to the actual amount of each type of income earned during the period of your investment in the Funds. Distributions declared in December but paid in January are taxable to you as if paid in December.

ELECTION TO BE TAXED AS A REGULATED INVESTMENT COMPANY

The Funds intend to elect and qualify or has elected and qualified to be treated as a regulated investment company under Subchapter M of the Code. As a regulated investment company, the Funds generally will pay no federal income tax on the income and gains it distributes to you. The Board reserves the right not to elect or maintain regulated investment company status for the Funds if it determines this course of action to be beneficial to shareholders. In that case, the Funds would be subject to federal corporate taxes on its taxable income and gains, and distributions to you would be taxed as ordinary income dividends to the extent of the Funds’ earnings and profits.

EXCISE TAX DISTRIBUTION REQUIREMENTS

To avoid Federal excise taxes, the Code requires the Funds to distribute to you by December 31 of each year, at a minimum, the following amounts:

•

98% of its taxable ordinary income earned during the calendar year;

•

98% of its capital gain net income earned during the twelve month period ending October 31; and

•

100% of any undistributed amounts of these categories of income or gain from the prior year.

The Funds intend to declare and pay these distributions in December (or to pay them in January, in which case you must treat them as received in December), but can give no assurances that its distributions will be sufficient to eliminate all taxes.

REDEMPTION OF SHARES

Redemptions. Redemptions (including redemptions in kind) and exchanges of Fund shares are taxable transactions for federal income tax purposes. If you redeem your Fund shares, the Internal Revenue Service requires you to report any gain or loss on your redemption or exchange. If you hold your shares as a capital asset, any gain or loss that you realize is a capital gain or loss and is long-term or short-term, generally depending on how long you have owned your shares.

Redemptions at a loss within six months of purchase. Any loss incurred on the redemption or exchange of shares held for six months or less is treated as a long-term capital loss to the extent of any long-term capital gains distributed to you by the Fund on those shares.

Wash sales. All or a portion of any loss that you realize on the redemption of your Fund shares is disallowed to the extent that, within 30 days before or after the date on which you redeem your shares, you buy other shares in a Fund (through reinvestment of dividends or otherwise). Any loss disallowed under these rules should be added to your tax basis in your newly acquired shares.  Please consult your tax-advisor for further information.

U.S. GOVERNMENT SECURITIES

The income earned on certain U.S. government securities is exempt from state and local income taxes if earned directly by you. States also grant tax-free status to mutual fund dividends paid to you from interest earned on these securities, subject in some states to minimum investment or reporting requirements that must be met by the Funds. The income on Fund investments in certain securities, such as repurchase agreements, commercial paper and federal agency-backed obligations (e.g., Government National Mortgage Association (GNMA) or Federal National Mortgage Association (FNMA) securities), generally does not qualify for tax-free treatment. The rules on exclusion of this income are different for corporations.

DIVIDENDS-RECEIVED DEDUCTION FOR CORPORATIONS

For corporate shareholders, it is anticipated that a portion of the dividends paid by certain Funds will qualify for the dividends-received deduction (an “eligible dividend”). Corporate shareholders may be allowed to deduct these eligible dividends, thereby reducing the tax that they otherwise would be required to pay. The dividends-received deduction is available only with respect to eligible dividends designated by the Fund as qualifying for this treatment. Eligible dividends generally are limited to dividends a domestic corporation distributes to the Funds.  All dividends (including the deducted portion) are included in your calculation of alternative minimum taxable income.

INVESTMENT IN COMPLEX SECURITIES

The Funds may invest in complex securities that could require it to adjust the amount, timing and/or tax character (ordinary or capital) of gains and losses it recognizes on these investments.  This, in turn, could affect the amount, timing and/or tax character of income distributed to you.

Derivatives. If a Fund invests in certain options, futures, forwards, or foreign currency contracts, it could be required to mark-to-market these contracts and realize any unrealized gains and losses at its fiscal year end even though it continues to hold the contracts. Under these rules, gains or losses on the contracts generally would be treated as 60% long-term and 40% short-term gains or losses, but gains or losses on certain foreign currency contracts would be treated as ordinary income or losses. In determining its net income for excise tax purposes, the Fund also would be required to mark-to-market these contracts annually as of October 31 (for capital gain net income) and December 31 (for taxable ordinary income), and to realize and distribute any resulting income and gains.

Constructive sales. A Fund’s entry into a short sale transaction or an option or other contract could be treated as the “constructive sale” of an “appreciated financial position”, causing it to realize gain, but not loss, on the position.

Tax straddles. A Fund’s investment in options, futures, forwards, or foreign currency contracts in connection with certain hedging transactions could cause it to hold offsetting positions in securities. If a Fund’s risk of loss with respect to specific securities in its portfolio is substantially diminished by the fact that it holds other securities, the Fund could be deemed to have entered into a tax “straddle” or to hold a “successor position” that would require any loss realized by it to be deferred for tax purposes. Under final income tax regulations the Internal Revenue Service has issued, securities acquired as part of a “hedging transaction” may not be treated as a capital asset, and any gain or loss on the sale of these securities would be treated as ordinary income (rather than capital gain) or loss.  These regulations could apply to any offsetting positions the Fund enters into to reduce its risk of loss.

Securities purchased at discount. A Fund may invest in securities issued or purchased at a discount, such as zero coupon, step-up, or payment-in-kind (PIK) bonds, that could require it to accrue and distribute income not yet received. If it invests in these securities, the Fund could be required to sell securities in its portfolio that it otherwise might have continued to hold in order to generate sufficient cash to make these distributions.

Each of the investments described above is subject to special tax rules that could affect the amount, timing and/or tax character of income realized by the Fund and distributed to you.

BACKUP WITHHOLDING

If a shareholder fails to furnish a correct taxpayer identification number, fails to fully report dividend or interest income or fails to certify that he or she has provided a correct taxpayer identification number and that he or she is not subject to backup withholding, then the shareholder may be subject to backup withholding with respect to (a) taxable dividends and distributions, and (b) the proceeds of any redemptions of shares of the Fund. An individual’s taxpayer identification number is his or her social security number. Backup withholding is not an additional tax and will be credited against a taxpayer’s regular Federal income tax liability.

ORGANIZATION OF THE TRUST

As a Delaware business trust entity, the Trust need not hold regular annual shareholder meetings and, in the normal course, does not expect to hold such meetings. The Trust, however, must hold shareholder meetings for such purposes as, for example: (1) approving certain agreements as required by the 1940 Act; (2) changing fundamental investment objectives, policies, and restrictions of the Funds; and (3) filling vacancies on the Board of Trustees of the Trust in the event that less than a majority of the Trustees were elected by shareholders. The Trust expects that there will be no meetings of shareholders for the purpose of electing Trustees unless and until such time as less than a majority of the Trustees holding office have been elected by shareholders. At such time, the Trustees then in office will call a shareholders meeting for the election of Trustees. In addition, holders of record of not less than two-thirds of the outstanding shares of the Trust may remove a Trustee from office by a vote cast in person or by proxy at a shareholder meeting called for that purpose at the request of holders of 10% or more of the outstanding shares of the Trust. The Funds have the obligation to assist in such shareholder communications. Except as set forth above, Trustees will continue in office and may appoint successor Trustees.

INDEPENDENT ACCOUNTANTS

[                                    ] whose address is [                                         ], serves as the Funds’ independent accountants providing services including (1) audit of annual financial statements, and (2) assistance and consultation in connection with SEC filings.

LEGAL MATTERS

Legal advice regarding certain matters relating to the federal securities laws applicable to the Funds’ and the offer and sale of its shares has been provided by Blank Rome LLP, The Chrysler Building, 405 Lexington Avenue, New York, New York 10174.

DESCRIPTION OF MOODY'S CORPORATE BOND RATINGS

     Aaa. Bonds rated Aaa are judged to be the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of these issues.

     Aa. Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

     A. Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

     Baa. Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

     Ba. Bonds which are rated Ba are judged to have speculative elements; their future payments cannot be considered as well assured. Often the protection of interest and principal may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

     B. Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

     Moody's applies the numerical modifiers 1, 2, and 3 to each generic rating classification from Aa through B. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

DESCRIPTION OF MOODY'S MUNICIPAL BOND RATINGS

     Aaa. Bonds which are rated Aaa are judged to be of the best quality and carry the smallest degree of investment risk. Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

     Aa. Bonds which are rated Aa are judged to be of high quality by all standards. They are rated lower than the Aaa bonds because margins of protection may not be as large as in Aaa securities, or fluctuation of protective elements may be of greater amplitude, or there may be other elements present which made the long-term risks appear somewhat larger than in Aaa securities.

     A. Bonds which are rated A are judged to be upper medium grade obligations. Security for principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

     Baa. Bonds which are rated Baa are considered as medium grade obligations, i.e.; they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

     Ba. Bonds which are rated Ba are judged to have speculative elements and their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate, and therefore not well safeguarded during both good and bad times. Uncertainty of position characterizes bonds in this class.

     B. Bonds which are rated B generally lack the characteristics of a desirable investment. Assurance of interest and principal payments or of other terms of the contract over long periods may be small.

     Caa. Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be elements of danger present with respect to principal or interest.

DESCRIPTION OF S&P CORPORATE BOND RATINGS

     AAA. Bonds rated AAA have the highest rating assigned by S&P to a debt obligation. Capacity to pay interest and repay principal is extremely strong.

     AA. Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.

     A. Bonds rated A have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories.

     BB. Bonds rated BBB are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than for bonds in higher rated categories.

     BB and B. Bonds rated BB and B are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB represents a lower degree of speculation than B. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

DESCRIPTION OF S&P'S MUNICIPAL BOND RATINGS

     AAA. Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

     AA. Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree. The AA rating may be modified by the addition of a plus or minus sign to show relative standing within the AA rating category.

     A. Debt rated A is regarded as safe. This rating differs from the two higher ratings because, with respect to general obligation bonds, there is some weakness that, under certain adverse circumstances, might impair the ability of the issuer to meet debt obligations at some future date. With respect to revenue bonds, debt service coverage is good but not exceptional and stability of pledged revenues could show some variations because of increased competition or economic influences in revenues.

     BBB. Bonds rated BBB are regarded as having adequate capacity to pay principal and interest. Whereas they normally exhibit protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this capacity than for bonds in the A category.

     BB. Debt rated BB has less near-term vulnerability to default than other speculative grade debt, however, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to inadequate capacity to meet timely interest and principal payment.

     B. Debt rated B has a greater vulnerability to default bit presently has the capacity to meet interest and principal payments. Adverse business, financial or economic conditions would likely impair capacity or willingness to pay interest and repay principal.

     CCC. Debt rated CCC has a current identifiable vulnerability to default and is dependent upon favorable business, financial and economic conditions to meet timely payments of principal. In the event of adverse business, financial or economic conditions, it is not likely to have the capacity to pay interest and repay principal.

DESCRIPTION OF FITCH'S MUNICIPAL BOND RATINGS

     Debt rated "AAA", the highest rating by Fitch, is considered to be of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

     Debt rated "AA" is regarded as very high credit quality. The obligor's ability to pay interest and repay principal is very strong.

     Debt rated "A" is of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than debt with higher ratings.

     Debt rated "BBB" is of satisfactory credit quality. The obligor's ability to pay interest and repay principal is adequate, however a change in economic conditions may adversely affect timely payment.

     Debt rated "BB" is considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes, however, business and financial alternatives can be identified which could assist the obligor in satisfying its debt service requirements.

     Debt rated "B" is considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

     Debt rated "CCC" has certain identifiable characteristics which, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

     Plus (+) and minus (-) signs are used with a rating symbol (except AAA) to indicate the relative position within the category.

DESCRIPTION OF MOODY'S RATINGS OF STATE AND MUNICIPAL NOTES AND OTHER SHORT-TERM LOANS

     Moody's ratings for state and municipal notes and other short-term loans are designated "Moody's Investment Grade" ("MIG"). Such ratings recognize the differences between short-term credit risk and long-term risk. A short-term rating designated VMIG may also be assigned on an issue having a demand feature. Factors affecting the liquidity of the borrower and short-term cyclical elements are critical in short-term borrowing. Symbols used will be as follows:

     MIG-l/VMIG-1. This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

     MIG-2/VMIG-2. This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

 DESCRIPTION OF S&P'S RATINGS OF STATE AND MUNICIPAL NOTES AND OTHER SHORT-TERM LOANS

     Standard & Poor's tax exempt note ratings are generally given to such notes that mature in three years or less. The two higher rating categories are as follows:

     SP-1. Very strong or strong capacity to pay principal and interest. These issues determined to possess overwhelming safety characteristics will be given a plus (+) designation.

     SP-2. Satisfactory capacity to pay principal and interest.

DESCRIPTION OF COMMERCIAL PAPER RATINGS

     Commercial paper rated Prime-l by Moody's are judged by Moody's to be of the best quality. Their short-term debt obligations carry the smallest degree of investment risk. Margins of support for current indebtedness are large or stable with cash flow and asset protection well insured. Current liquidity provides ample coverage of near-term liabilities and unused alternative financing arrangements are generally available. While protective elements may change over the intermediate or longer term, such changes are most unlikely to impair the fundamentally strong position of short-term obligations.

     Issuers (or related supporting institutions) rated Prime-2 have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

     Commercial paper rated A by S&P have the following characteristics. Liquidity ratios are better than industry average. Long-term debt rating is A or better. The issuer has access to at least two additional channels of borrowing. Basic earnings and cash flow are in an upward trend. Typically, the issuer is a strong company in a well-established industry and has superior management. Issuers rated A are further refined by use of numbers 1, 2, and 3 to denote relative strength within this highest classification. Those issuers rated A-1 that are determined by S&P to possess overwhelming safety characteristics are denoted with a plus (+) sign designation.

     Fitch's commercial paper ratings represent Fitch's assessment of the issuer's ability to meet its obligations in a timely manner. The assessment places emphasis on the existence of liquidity. Ratings range from F-1+ which represents exceptionally strong credit quality to F-4 which represents weak credit quality.

     Duff & Phelps' short-term ratings apply to all obligations with maturities of under one year, including commercial paper, the uninsured portion of certificates of deposit, unsecured bank loans, master notes, bankers acceptances, irrevocable letters of credit and current maturities of long-term debt. Emphasis is placed on liquidity. Ratings range from Duff 1+ for the highest quality to Duff 5 for the lowest, issuers in default. Issues rated Duff 1+ are regarded as having the highest certainty of timely payment. Issues rated Duff 1 are regarded as having very high certainty of timely payment.

PART C

OTHER INFORMATION

ITEM 22.

EXHIBITS.

(a)

Name change amendment to the Declaration of Trust of AdvisorOne Funds (formerly the  Orbitex Group of Funds) (the “Trust”)  previously filed in Post-Effective Amendment No. 19 filed on July 1, 2003 and is incorporated herein by reference; Declaration of Trust, dated December 13, 1996, previously filed in the Registration Statement on January 29, 1997 is incorporated herein by reference.

(b)	By-Laws of the Trust previously filed in the Registration Statement on January 29, 1997 are incorporated herein by reference
(c)	Not Applicable
(d)

(1) Form of Investment Advisory Agreement between the Trust and Dunham & Associates Investment Counsel, Inc., on behalf of The Dunham Funds – filed herewith.

(2) Form of Investment Sub-Advisory Agreement between the Trust and Dunham & Associates Investment Counsel, Inc., on behalf of the Dunham Funds – filed herewith.

(3) Form of Management Agreement by and between the Trust and CMG Capital Management, Inc. on behalf of the CMG High Income Plus Fund was previously filed in Post-Effective Amendment No. 21, filed on January 27, 2004 and is incorporated herein by reference.

(4)Investment Advisory Agreement, dated May 7, 2003, by and between the Trust and Clarke Lanzen Skalla Investment Firm, LLC on behalf of the AdvisorOne Amerigo and Clermont Funds  previously filed in Post-Effective Amendment No. 19, filed on July 1, 2003 and is incorporated herein be reference.

(5) Investment Advisory Agreement, dated March 16, 2000, by and between the Trust and Clarke Lanzen Skalla Investment Firm, Inc. on behalf of the Orbitex AdvisorOne Series Amerigo Fund and Orbitex AdvisorOne Series Clermont Fund previously filed as Item 23(d)(2) in Post-Effective Amendment No. 9 is incorporated herein by reference.

(e)

(1)  Form of Underwriting Agreement by and between the Trust, on behalf of The Dunham Funds, and Dunham & Associates Investment Counsel, Inc. – to be filed by amendment.

(2) Underwriting Agreement by and between the Trust, on behalf of Amerigo and Clermont Funds, and Aquarius Fund Distributors, LLC  was previously filed in Post-Effective Amendment No. 23, filed on June 30, 2004, and is incorporated herein by reference.

(3) Form of Underwriting Agreement between CMG Capital Management, Inc. and Aquarius Fund Distributors, LLC was previously filed in Post-Effective Amendment No. 21, filed on January 27, 2004 and is incorporated herein by reference.

(4)Distribution Agreement, dated March 6, 2000, as amended and restated June 23, 2003, between the Trust and Orbitex Funds Distributor, Inc. previously filed in Post-Effective Amendment No. 19, filed on July 1, 2003 and is incorporated herein by reference.

(5)Distribution Agreement, dated March 6, 2000, as amended September 19, 2000, between the Trust and Orbitex Funds Distributor, Inc. previously filed as Item (e) in Post-Effective Amendment No. 13.

(f)	Not applicable.
(g)

(1)  Form of Custody Agreement by and between the Trust, on behalf of The Dunham Funds, and the Bank of New York – to be filed by amendment.

(2) Custody Agreement by and between the Trust, on behalf of Amerigo and Clermont Fund, and First National Bank of Omaha was previously filed in Post-Effective No. 23, filed on June 30, 2004 and is incorporated herein by reference. .

(3) Form of Custody Agreement by and between, the Trust, on behalf of the CMG High Income Plus Fund, and the Bank of New York was previously filed in Post-Effective Amendment No. 21, filed on January 27, 2004 and is incorporated herein by reference.

(4) Custodian Contract, dated April 5, 2002, by and between the Trust and Bank of New York previously filed as item (23) (g) (2) in Post-Effective Amendment No. 17 is incorporated herein by reference.

(h)

  (1) Form of Administrative Services Agreement by and between the Trust, on behalf of The Dunham Funds, and Gemini Fund Services, LLC – to be filed by amendment.

 (2) Form of Fund Accounting Service Agreement by and between the Trust, on behalf of The Dunham Funds, and Gemini Fund Services, LLC – to be filed by amendment.

  (3) Form of Fund Administrative Services Agreement by and between the Trust, on behalf of  the CMG   High Income Plus Fund, and Gemini Fund Services, LLC was previously filed in Post- Effective  Amendment No. 21, filed on January 27, 2004 and is incorporated herein by reference.

(4) Form of Fund Accounting Service Agreement between the Trust, on behalf of the CMG High Income Plus Fund, and Gemini Fund Service, LLC was previously filed in Post-Effective Amendment No. 21, filed on January 27, 2004 and is incorporated herein by reference.

(5) Administrative Services Agreement dated June 23, 2003, by and between the Trust and Gemini Fund Services, LLC previously filed in Post-Effective Amendment No. 19 filed on July 1, 2003 is incorporated herein by reference.

(6) Administration Agreement dated June 30, 1999, and amended March 16, 2000, by and between the Trust and American Data Service, Inc., previously filed as Item 23(h)(4) in Post-Effective Amendment No. 9, is incorporated herein by reference.

(7) Form of Individual Retirement Account Agreement, previously filed in Pre-Effective Amendment No.2 to the Registration Statement dated September 26, 1997, is incorporated herein by reference.

(8)  Form of Transfer Agency and Service Agreement by and between the Trust, on behalf of The Dunham Funds, and Gemini Fund Services, LLC – to be filed by amendment.

(9) Form of Transfer Agency and Service Agreement by and between the Trust, on behalf of the CMG High Income Plus Fund, and Gemini Fund Services, LLC was previously filed in Post- Effective Amendment No. 21, filed on January 27, 2004 and is incorporated herein by reference.

(10) Transfer Agency and Service Agreement dated June 23, 2003, by and between the Trust and Gemini Fund Services, LLC, previously filed in Post-Effective Amendment No. 19 filed on July 1, 2003 is incorporated herein by reference.

(11) Transfer Agency and Services Agreement dated June 20, 2001, by and between the Trust and Orbitex Data Services, Inc. previously filed as Item (h) (5) in Post-Effective Amendment No. 14 is incorporated herein by reference.

(i)

 (1) Opinion and Consent of Rogers & Wells regarding the legality of the Securities being registered previously filed in Pre-Effective Amendment No. 2 to the Registration Statement dated September 26, 1997 is incorporated herein by reference.

(2)Consent of Clifford Chance Rogers & Wells to continued validity of the September 26, 1997 opinion letter previously filed in Post-Effective Amendment No. 4 to the Registration Statement dated August 19, 1998 is incorporated herein by reference.

(3)Consent of Clifford Change Rogers & Wells regarding the legality of the securities of the Orbitex Health & Biotechnology Fund, the Orbitex Cash Reserves Fund and the Orbitex Focus 30 Fund previously filed as Item (i) (3) in Post-Effective Amendment No. 6 is incorporated herein by reference.

(j)

(1)   Consent of  Independent Accountants - to be filed by amendment.

(2) Consent of Tait, Weller & Baker, Independent Accountants, previously filed in Post-Effective Amendment No. 23, filed on June 3, 2004 and is incorporated herein by reference.

(3) Consent of Tait, Weller & Baker, Independent Accountants previously filed in Post-Effective Amendment No. 19 filed on July 1, 2003 and is incorporated herein by reference.

(4) Consent of PriceWaterhouseCoopers, LLP, Independent Accountants previously filed in Post-Effective Amendment No. 19 filed on July 1, 2003 and is incorporated herein by reference.

(5)Power of Attorney, dated May 9, 2003, previously filed in Post-Effective Amendment No. 19 filed on July 1, 2003 and is incorporated herein by reference.

Power of Attorney, dated March 16, 2000, previously filed as Exhibit (j) (3) to Post-Effective Amendment No. 11 to the Registration Statement dated August 1, 2000, is incorporated by reference.  Power of Attorney, dated April 29, 2003, previously filed as Item (j) (2) in Post-Effective Amendment No. 18 is incorporated herein by reference.

(k)	Not applicable
(l)

Form of Shareholder Subscription Agreement by and between Orbitex Management, Inc. and the Trust on behalf of each Fund previously filed in Pre-Effective Amendment No. 2 to the Registration Statement dated September 26, 1997 is incorporated herein by reference.

(m)

(1)  Form of Rule 12b-1 Plan for The Dunham Funds – to be filed by amendment.

(2) Form of Rule 12b-1 Plan for the CMG High Income Plus Fund was previously  filed in Post-Effective Amendment No. 21, filed on January 27, 2004 and is incorporated herein by reference.

(3) Class A Distribution Plan and Agreement Pursuant to Rule 12b-1 under the Investment Company Act of 1940, dated June 1, 1997, and amended March 16, 2000, previously filed as Item 23(m)(1) in Post-Effective Amendment No. 9 is incorporated herein by reference.

(4) Class B Distribution Plan and Agreement Pursuant to Rule 12b-1 under the Investment Company Act of 1940, and amended march 16, 2000, previously filed as Item 23 (m) (2) in Post-Effective Amendment No. 9 is incorporated herein by reference.

(5) Class C Distribution Plan and Agreement Pursuant to Rule 12b-1 under the Investment Company Act of 1940, dated march 16, 2000, as amended and restated June 23, 2003, previously filed in Post-Effective Amendment No. 19 filed on July 1, 2003 and is incorporated herein by reference.

(6)  Form of Shareholder Services Plan and Shareholder Servicing Agreement for The Dunham Funds – to be filed by amendment.

(7)Shareholder Services Plan and Shareholder Servicing Agreement (non-Rule 12b-1 Plan) approved May 27, 1998 previously filed in Post-Effective Amendment No. 4 to the Registration Statement dated August 19, 1998 is incorporated herein by reference.

(n)

(1) Revised Rule 18f-3 Plan – to be filed by amendment.

(2) Revised Rule 18f-3 Plan for Multiple Classes of Shares dated March 16, 2000, previously filed as Exhibit (o) to Post-Effective Amendment No. 11 to the Registration Statement dated August 1, 2000, is incorporated by reference.

(p)

(1) Code of Ethics of Dunham & Associates Investment Counsel, Inc. – to be filed by amendment.

(2)  Code of Ethics of CMG Capital Management, Inc. was previously filed in Post-Effective Amendment No. 23, filed on June 30, 2004 and is incorporated herein by reference.

(3) Code of Ethics of Aquarius Fund Distributors, LLC was previously filed in Post-Effective Amendment No. 23, filed on June 30, 2004 and is incorporated herein by reference.

(4) Code of Ethics of the AdvisorOne Funds, Clarke Lanzen Skalla Investment Firm, LLC and Orbitex Funds Distributor, Inc. previously filed in Post-Effective Amendment No. 19 filed on July 1, 2003 and is incorporated herein by reference.

5) Code of Ethics of Clarke Lanzen Skalla Investment Firm, Inc. and Orbitex Funds Distributors, Inc., filed as Exhibit (p) to Post-Effective Amendment No. 10 to the Registration Statement dated June 5, 2000, is incorporated by reference.

.

.

ITEM 23.

PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE FUND.

Clarke Lanzen Skalla Investment Firm, LLC, the investment adviser for the Amerigo and Clermont Funds, and Gemini Fund Services, LLC, the administrator for the AdvisorOne Funds are each wholly owned subsidiaries of NorthStar Financial Services Group, LLC, a Nevada limited liability company.

Not applicable.

ITEM 24.

INDEMNIFICATION.

Reference is made to Article VI of the Registrant's Amended Declaration of Trust previously filed in the Registration Statement on January 29, 1997.

The Registrant will indemnify its Trustees and officers to the extent permitted by law. Indemnification may not be made if the Trustee or officer has incurred liability by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of duties in the conduct of his office ("Disabling Conduct"). The means of determining whether indemnification shall be made are (1) a final decision on the merits by a court or other body before whom the proceeding is brought that the Trustees or officer was not liable by reason of Disabling Conduct, or (2) in the absence of such a decision, a reasonable determination, based on a review of the facts, that the Trustee or officer was not liable by reason of Disabling Conduct. Such latter determination may be made either by (a) vote of a majority of Trustees who are neither interested persons (as defined in the Investment Company Act of 1940) nor parties to the proceeding or (b) independent legal counsel in a written opinion. The advancement of legal expenses may not occur unless the Trustee or officer agrees to repay the advance (if it is determined that he is not entitled to the indemnification) and one of three other conditions is satisfied: (1) he provides security for his agreement to repay; (2) the registrant is insured against loss by reason of lawful advances; (3) the Trustees who are not interested persons and are not parties to the proceedings, or independent counsel in a written opinion, determine that there is a reason to believe that the Trustee or officer will be found entitled to indemnification.

Insofar as indemnification for liability arising under the Securities Act of 1933 (the "1933 Act") may be permitted to Trustees, officers, controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event  that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

Item 25. BUSINESS AND OTHER CONNECTIONS OF THE INVESTMENT ADVISER

Certain information pertaining to the business and other connections of  Clarke Lanzen Skalla Investment Firm, LLC, the Adviser to the Amerigo and Clermont Funds,  is hereby incorporated herein by reference to the section of the Prospectus captioned “Management” and to the section of the Statement of Additional Information captioned “Investment Management and Other Services”.  The information required by this Item 25 with respect to each director, officer or partner of Clarke Lanzen Skalla Investment Firm, LLC is incorporated by reference to Form ADV filed by Clarke Lanzen Skalla Investment Firm, LLC with the Securities and Exchange Commission pursuant to the Investment Advisers Act of 1940, as amended (File No. 801-57265).

Certain information pertaining to the business and other connections of  CMG Capital Management, Inc., the Adviser to the CMG High Income Plus Fund, is hereby incorporated herein by reference to the section of Prospectus captioned “Management of the Fund” and to the section of the Statement of Additional Information captioned “Investment Management and Other Services.”  The information required by this Item 26 with respect to each director, officer or partner of  CMG Capital Management Group, Inc. is incorporated by reference to Form ADV filed by CMG Capital Management Group, Inc. with the Securities and Exchange Commission pursuant to the Investment Advisers Act of 1940, as amended (File No. 801-43455).

Certain information pertaining to the business and other connections of Dunham & Associates Investment Counsel, Inc., the Adviser to The Dunham Funds, is hereby incorporated herein by reference to the section of Prospectus captioned “Management of the Fund” and to the section of the Statement of Additional Information captioned “Investment Management and Other Services.”  The information required by this Item 26 with respect to each director, officer or partner of Dunham and Associates Investment Counsel, Inc. is incorporated by reference to Form ADV filed by Dunham and Associates Investment Counsel, Inc. with the Securities and Exchange Commission pursuant to the Investment Advisers Act of 1940, as amended (File No. 801-25803).

See “Management of the Funds, Sub-Advisers” in the Prospectus and  “Investment Management and Other Services” in the Statement of Additional Information regarding the business of the sub-advisers to the Dunham Funds.  For information as to the business, profession vocation or employment of a substantial nature of each of the officers and directors of the sub-advisers, reference is made to the Form ADV of  Seneca Capital Management, LLC ( File No. 801-51559); the Form ADV of Fixed Income Management Group, Inc. (File No.801-39196); the Form ADV of ING Clarion Real Estate Securities (File No.801-49083);  Calamos® Asset Management (File No.801-29688); the Form ADV of C.S. McKee, L.P. (File No.801-60927);  the Form ADV of David L. Babson & Company, Inc. (File No. 801-241); the Form ADV of Baring Asset Management, Inc. (File No.801-4611); the Form ADV of Van Eck Global (File No.801-21340); the Form ADV of SEB Asset Management America Inc. (File No.801-32819); the Form ADV of ____________(File No._______); and the Form ADV of _________(File No._______).

ITEM 26.

PRINCIPAL UNDERWRITER.

(a)

The principal underwriter of the AdvisorOne Amerigo, Clermont and CMG High Income Plus Funds’ shares, Aquarius Fund Distributors, LLC (“AFD”), currently acts a principal underwriter for the following:

New River Funds, DCM Series Trust , Saratoga Advantage Trust and The North Country Funds

AFD is registered with Securities and Exchange Commission as a broker-dealer and is a member of the National Association of Securities Dealers, Inc.  AFD is an affiliate of Clarke Lanzen Skalla Investment Firm, LLC and Gemini Fund Services, LLC.

The information with respect to each director and officer of AFD is incorporated by reference to Schedule A of Form BD filed under the Securities and Exchange Act of 1934 (File No.  8-065857).

(b)  The principal underwriter of  The Dunham Funds, Dunham and Associates Investment Counsel, Inc. (“Dunham”), does not currently  acts as principal underwriter for other investment companies.

Dunham is registered with Securities and Exchange Commission as a broker-dealer and is a member of the National Association of Securities Dealers, Inc.

The information with respect to each director and officer of Dunham is incorporated by reference to Schedule A of Form BD filed under the Securities and Exchange Act of 1934 (File No.  8-028527).

 (c) Not applicable.

ITEM 27.

LOCATION OF ACCOUNTS AND RECORDS.

The following entities prepare, maintain and preserve the records required by Section 31 (a) of the 1940 Act for the Registrant.  These services are provided to the Registrant through written agreements between the parties to the effect that such services will be provided to the Registrant for such periods prescribed by the rules and regulations of the Securities and Exchange Commission under the 1940 Act and such records are the property of the entity required to maintain and preserve such records and will be surrendered promptly on request.

First National Bank of Omaha (“FNBO”), located at 1620 Dodge Street, Omaha, Nebraska 68137, provides custodian services to the Amerigo and Clermont Funds, pursuant to a Custody Agreement between FNBO and the Trust.  Bank of New York (‘BONY”), located at 15 Broad Street, New York, New York 10286, provides custodian services to the CMG High Income Plus Fund and The Dunham Funds pursuant to  Custody Agreements between BONY and the Trust.

Gemini Fund Services, LLC (“GFS”), located at 4020 South 147th Street, Suite 2, Omaha, Nebraska 68137, provides transfer agent and dividend disbursing services pursuant to  Transfer Agency and Service Agreements between GFS and the Trust.  In such capacities, GFS provides pricing for each Fund’s portfolio securities, keeps records regarding securities and other assets in custody and in transfer, bank statements, canceled checks, financial books and records, and keeps records of each shareholder’s account and all disbursement made to shareholders.

Gemini Fund Services, LLC, located at 150 Motor Parkway, Hauppauge, New York 11788, maintains all records required pursuant to Administrative Service Agreements with the Trust.

Aquarius Fund Distributors, LLC, located at 4020 South 147th street, Omaha, Nebraska 68137as principal underwriter for the Amerigo, Clermont and CMG High Income Plus Funds and Dunham and Associates Investment Counsel, Inc., located at 123 Camino de la Reina, Suite 100-S, San Diego, California 92108, as principal underwriter for The Dunham Funds, maintain all records required to be maintained pursuant to each Fund’s Distribution Plan and Agreements adopted pursuant to Rule 12b-1 under the 1940 Act.

Clarke Lanzen Skalla Investment Firm, LLC, located at 4020 South 147th Street, Omaha, Nebraska 68137, pursuant to an Investment Advisory Agreement with the Trust, maintains all records required pursuant to such agreement with respect to the  Amerigo and Clermont Funds.

CMG Capital Management, Inc., located at 123 West Wayne Avenue, Radnor, PA 19087, pursuant to an Investment Advisory Agreement with the Trust, maintains all records required pursuant to such agreement with respect to the    CMG High Income Plus Fund.

Dunham and Associates Investment Counsel, Inc. (the “Adviser”), pursuant to an Investment Advisory Agreement with the Trust,  maintains all records required pursuant to such agreement, and each Sub-Adviser, pursuant to sub-advisory agreements with the Adviser, maintains all records required pursuant to such agreements for their respective portfolio:

Dunham Short-Term Bond Fund	(Information to be provided by amendment)
Dunham Corporate/Government Bond Fund	Seneca Capital Management 909 Montgomery Street, Suite 500 San Francisco, CA 94133
Dunham Total Return Bond Fund	Fixed Income Management Group, Inc. 445 Broadhollow Rd. Melville, NY 11747
Dunham High-Yield Bond Fund	(Information to be provided by amendment)
Dunham Market Neutral Fund	(Information to be provided by amendment)
Dunham Real Estate Stock Fund	ING Clarion Real Estate Securities 259 North Radnor – Chester Road, Suite 205 Radnor, PA 19087
Dunham Convertible & Growth Fund	Calamos® Asset Management 111 East Warrenville Road Naperville, ILL 60563
Dunham International Stock Fund	BPI Global Asset Management, LLP 1900 Summit Tower Boulevard, Suite 450 Orlando, FLA 32810
Dunham Large Cap Value Fund	C.S. McKee, L.P. One Gateway Center, 8th Fl. Pittsburgh, PA 15222
Dunham Small Cap Value Fund	David L. Babson & Company Inc. One Memorial Dr. Cambridge, MA 02142-1300
Dunham Large Cap Growth Fund	Baring Asst Management, Inc. 125 High Street, Suite 2700 Boston, MA 02110
Dunham Emerging Markets Stock Fund	Van Eck Global 99 Park Avenue, 8th Fl. New York, NY 10016
Dunham Small Cap Growth Fund	SEB Asset Management America Inc. 263 Tresser Blvd., 10th Fl. Stamford, CT 06901

ITEM 28.

MANAGEMENT SERVICES.

Not applicable.

ITEM 29.

UNDERTAKINGS.

Not applicable.

Signatures

Pursuant to the requirements of the Securities Act of 1933, as amended, and Investment Company Act of 1940, as amended, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized in the City of Omaha, State of Nebraska on the 23rd day of July  2004.

ADVISORONE FUNDS

(Registrant)

By:

/s/ W. Patrick Clarke

        W. Patrick Clarke, President

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

/s/ Michael Miola*

--------------------------

Trustee &

July 23, 2004

Michael Miola

Chairman

 /s/ L. Merill Bryan, Jr.*

Trustee

July 23, 2004

--------------------------

 L. Merill Bryan, Jr.

/s/ Gary Lanzen*

Trustee

July 23, 2004

--------------------------

 Gary Lanzen

/s/ Michael J. Wagner

Treasurer

July 23, 2004

--------------------------

Michael J. Wagner

By  /s/ Brian Nielsen

July 23, 2004

     --------------------------

           Brian Nielsen  *

        Attorney-in-Fact

EXHIBIT INDEX

EXHIBITS	EXHIBIT NO.
Form of Investment Advisory Agreement between the Registrant, on behalf of The Dunham Funds, and Dunham & Associates Investment Counsel, Inc. Form of Investment Sub-Advisory Agreement	EX-99. (d) (1) Ex. 99 (d) (2)